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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000   Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor      11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/12

2320334

011813 (1) BO

Item 1.  Schedule of Investments.

Invesco American Franchise Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-AMFR-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.07%

Aerospace & Defense–2.60%

Boeing Co. (The)	1,166,823	$86,671,613

United Technologies Corp.	707,794	56,701,377

		143,372,990

Air Freight & Logistics–1.04%

Expeditors International of Washington, Inc.	1,539,597	57,611,720

Apparel Retail–1.16%

Gap, Inc. (The)	1,864,304	64,243,916

Apparel, Accessories & Luxury Goods–1.94%

Coach, Inc.	856,647	49,548,463

Prada S.p.A. (Italy)	4,525,100	37,367,603

Prada S.p.A. (Italy)(b)	2,432,400	20,086,398

		107,002,464

Application Software–3.34%

Autodesk, Inc. (c)	731,363	24,230,056

Citrix Systems, Inc. (c)	1,108,129	67,773,170

Salesforce.com, Inc. (c)	586,229	92,430,726

		184,433,952

Automobile Manufacturers–1.42%

General Motors Co. (c)	3,038,443	78,634,905

Biotechnology–4.52%

Alexion Pharmaceuticals, Inc. (c)	159,099	15,276,686

Amgen Inc.	688,892	61,173,610

Biogen Idec Inc. (c)	260,715	38,869,999

Celgene Corp. (c)	729,299	57,315,608

Gilead Sciences, Inc. (c)	1,029,245	77,193,375

		249,829,278

Broadcasting–0.95%

CBS Corp. -Class B	1,456,320	52,398,394

Cable & Satellite–6.21%

Comcast Corp. -Class A	1,643,576	61,108,155

DIRECTV (c)	2,414,407	119,996,028

DISH Network Corp. -Class A (c)	4,372,771	161,967,438

		343,071,621

Casinos & Gaming–0.84%

Las Vegas Sands Corp.	995,970	46,462,000

Communications Equipment–4.22%

F5 Networks, Inc. (c)	158,297	14,829,263

QUALCOMM, Inc.	3,432,130	218,352,111

		233,181,374

	Shares	Value

Computer Hardware–7.78%

Apple Inc.	733,896	$429,534,651

Computer Storage & Peripherals–3.60%

EMC Corp. (c)	8,018,904	199,029,197

Construction & Engineering–0.82%

Foster Wheeler AG (Switzerland)(c)	2,010,493	45,155,673

Construction & Farm Machinery & Heavy Trucks–1.69%

Cummins Inc.	953,470	93,592,615

Consumer Finance–1.75%

Capital One Financial Corp.	1,679,699	96,750,662

Data Processing & Outsourced Services–1.77%

Visa Inc. -Class A	654,820	98,033,102

Department Stores–0.54%

Macy’s, Inc.	763,867	29,561,653

Diversified Banks–1.69%

Wells Fargo & Co.	2,820,863	93,116,688

Drug Retail–0.05%

CVS Caremark Corp.	59,792	2,780,926

Fertilizers & Agricultural Chemicals–1.95%

Monsanto Co.	867,604	79,463,850

Mosaic Co. (The)	525,819	28,425,775

		107,889,625

General Merchandise Stores–1.65%

Dollar General Corp. (c)	1,823,101	91,155,050

Health Care Equipment–0.39%

Intuitive Surgical, Inc. (c)	40,520	21,435,080

Health Care Services–1.31%

Express Scripts Holding Co. (c)	1,347,228	72,548,228

Health Care Technology–0.35%

Cerner Corp. (c)	249,707	19,282,375

Home Improvement Retail–1.62%

Home Depot, Inc. (The)	715,677	46,569,102

Lowe’s Cos., Inc.	1,187,330	42,850,740

		89,419,842

Hypermarkets & Super Centers–1.41%

Wal-Mart Stores, Inc.	1,077,974	77,635,687

Industrial Conglomerates–3.53%

Danaher Corp.	1,082,153	58,403,798

General Electric Co.	6,477,748	136,874,815

		195,278,613

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

	Shares	Value

Industrial Machinery–0.94%

Ingersoll-Rand PLC	1,062,027	$51,805,677

Integrated Oil & Gas–0.48%

Occidental Petroleum Corp.	354,242	26,642,541

Internet Retail–3.26%

Amazon.com, Inc. (c)	279,183	70,368,075

Priceline.com Inc. (c)	165,372	109,668,096

		180,036,171

Internet Software & Services–6.81%

Baidu, Inc. -ADR (China)(c)	351,658	33,868,182

eBay Inc. (c)	1,558,224	82,305,392

Facebook Inc. -Class A(c)	2,185,466	61,193,048

Google Inc. -Class A (c)	284,924	198,982,374

		376,348,996

Investment Banking & Brokerage–2.76%

Goldman Sachs Group, Inc. (The)	1,294,809	152,515,552

IT Consulting & Other Services–1.56%

Cognizant Technology Solutions Corp. -Class A (c)	1,281,730	86,170,708

Movies & Entertainment–0.76%

Walt Disney Co. (The)	846,527	42,038,531

Oil & Gas Equipment & Services–4.58%

Cameron International Corp. (c)	710,908	38,353,486

National Oilwell Varco Inc.	450,532	30,771,336

Schlumberger Ltd.	1,026,269	73,501,386

Weatherford International Ltd. (c)	10,591,976	110,262,470

		252,888,678

Oil & Gas Exploration & Production–0.51%

Anadarko Petroleum Corp.	384,936	28,173,466

Oil & Gas Refining & Marketing–0.29%

Marathon Petroleum Corp.	270,372	16,097,949

Packaged Foods & Meats–0.29%

Mondelez International Inc. -Class A	624,331	16,163,930

Pharmaceuticals–5.72%

Abbott Laboratories	1,062,134	69,038,710

Allergan, Inc.	559,159	51,861,997

Johnson & Johnson	1,089,201	75,949,986

Pfizer Inc.	4,754,894	118,967,448

		315,818,141

Property & Casualty Insurance–0.89%

ACE Ltd.	619,649	49,094,790

Railroads–0.94%

Union Pacific Corp.	424,433	52,111,884

	Shares	Value

Restaurants–1.36%

Chipotle Mexican Grill, Inc. (c)	98,652	$26,022,425

Starbucks Corp.	946,720	49,106,366

		75,128,791

Semiconductors–1.90%

Broadcom Corp. -Class A (c)	1,644,722	53,256,098

Maxim Integrated Products, Inc.	1,764,488	51,505,405

		104,761,503

Specialized REIT’s–1.04%

American Tower Corp.	764,480	57,282,486

Systems Software–1.70%

Check Point Software Technologies Ltd. (Israel)(c)	672,050	31,028,548

Oracle Corp.	1,963,560	63,030,276

		94,058,824

Trucking–0.95%

J.B. Hunt Transport Services, Inc.	884,245	52,568,365

Wireless Telecommunication Services–2.19%

Sprint Nextel Corp. (c)	21,144,544	121,158,237

Total Common Stocks & Other Equity Interests (Cost $4,439,954,594)		5,473,307,501

Money Market Funds–1.08%

Liquid Assets Portfolio –Institutional Class (d)	29,767,611	29,767,611

Premier Portfolio –Institutional Class (d)	29,767,611	29,767,611

Total Money Market Funds (Cost $59,535,222)		59,535,222

TOTAL INVESTMENTS–100.15% (Cost $4,499,489,816)		5,532,842,723

OTHER ASSETS LESS LIABILITIES–(0.15)%		(8,404,930)

NET ASSETS–100.00%		$5,524,437,793

Investment Abbreviations:

ADR	— American Depositary Receipt
REIT —	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2012 was $20,086,398, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco American Franchise Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation

Invesco American Franchise Fund

E.	Foreign Currency Contracts – (continued)

(depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level	1 – Prices are determined using quoted prices in an active market for identical assets.
Level	2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level	3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,532,842,723	$—	$—	$5,532,842,723

NOTE 3—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $1,031,508,317 and $1,218,703,478, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,128,191,924
Aggregate unrealized (depreciation) of investment securities	(121,586,422)
Net unrealized appreciation of investment securities	$1,006,605,502
Cost of investments for tax purposes is $4,526,237,221.

Invesco American Franchise Fund

NOTE 4—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco American Franchise Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Constellation Fund and Invesco Leisure Fund (the “Target Funds”) in exchange for shares of the Fund.

The Agreement requires approval of the Target Funds’ shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2013. Upon closing of the reorganization, shareholders of the Target Funds will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds will liquidate and cease operations.

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	MS-CTFI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–104.05%

California–97.10%

ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/28	$900	$1,051,578

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	1,500	1,668,780

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	750	883,785

Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,766,662

Alhambra Unified School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/20	1,925	1,553,494

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	4,000	4,614,120

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	3,022,050

Antelope Valley Healthcare District; Series 1997 A, Ref. RB (INS-AGM) (a)	5.20%	01/01/20	3,000	3,009,180

Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,500	1,634,820

Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,215	2,445,072

Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS-AMBAC) (a)	5.25%	07/01/17	1,430	1,487,157

Bay Area Governments Association (West Sacramento); Series 2004 A, Lease RB (c)(d)	5.00%	09/01/14	2,735	2,825,474

Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (e)	5.00%	04/01/39	1,250	1,445,375

Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,890,750

Series 2009 F-1, Toll Bridge RB (e)	5.13%	04/01/39	1,500	1,766,820

Series 2009 F-1, Toll Bridge RB (e)	5.25%	04/01/26	4,685	5,763,721

Series 2009 F-1, Toll Bridge RB (e)	5.25%	04/01/29	5,205	6,364,622

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,465	928,400

Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	3,045	1,450,790

Bonita Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (c)(d)	5.00%	08/01/14	1,000	1,078,210

Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/18	1,850	1,857,677

California (State of) Department of Water Resources (Central Valley); Series 2003 Y, Water System RB (INS-NATL) (a)	5.00%	12/01/25	5,000	5,115,050

California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	2,049,100

California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,250	1,454,662

California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (e)	5.00%	01/01/38	2,100	2,333,856

California (State of) Educational Facilities Authority (Pitzer College); Series 2005 A, RB	5.00%	04/01/35	2,000	2,086,060

Series 2009, RB	6.00%	04/01/40	2,000	2,416,520

California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (e)	5.25%	10/01/39	1,800	2,151,900

California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	500	588,305

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	500	602,785

Series 2011 A, RB	5.25%	03/01/41	2,500	2,858,300

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	2,950	3,246,888

California (State of) Health Facilities Financing Authority (Chinese Hospital Association); Series 2012, RB	5.00%	06/01/26	350	414,208

California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/35	1,000	1,156,600

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	$2,000	$2,210,620

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008, RB (c)(d)	6.50%	10/01/18	20	26,454

Series 2008, RB	6.50%	10/01/38	980	1,208,066

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	4,000	4,495,000

California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	2,000	2,350,320

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,227,120

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	983,870

California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,500	1,614,375

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/20	2,305	2,511,413

Series 2007, COP	5.25%	02/01/37	500	525,420

California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.50%	07/01/30	1,000	1,127,590

Series 2010 A, RB	5.75%	07/01/40	1,500	1,700,130

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/33	1,315	1,578,105

California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,203,710

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 A, Ref. Solid Waste Disposal RB (f)	5.00%	01/01/22	2,000	2,208,640

California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/31	2,000	2,331,880

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,374,000

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/32	820	888,249

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,225,620

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	1,785	1,929,085

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,967,890

California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS-FHA) (a)	6.75%	02/01/38	500	622,640

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	6.25%	11/15/19	2,000	2,201,300

Series 2009, Senior Living RB	7.25%	11/15/41	500	583,140

California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/32	1,000	1,074,970

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/38	2,000	2,232,140

California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	6,108,800

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	2,217,670

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,553,275

Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,597,690

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,900,187

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,894,925

Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,000	2,460,100

California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	3,000	3,878,760

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 B, Ref. VRD RB (LOC-Mizuho Corporate Bank) (g)(h)	0.17%	11/01/26	$1,000	$1,000,000

California Special Districts Association Finance Corp. (Special Districts Finance Program); Series 1997 DD, COP (INS-AGM) (a)	5.63%	01/01/27	1,050	1,052,110

California State University; Series 2009 A, Systemwide RB (INS-AGC) (a)	5.25%	11/01/38	1,000	1,152,210

Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	725	830,915

Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	2,000	2,036,940

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	735	381,987

Corona-Norco Unified School District (Election of 2006); Series 2009, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/24	1,000	657,700

Series 2009, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/25	1,000	629,950

Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,500	2,762,725

Duarte (City of) (City of Hope National Medical Center); Series 1999 A, COP	5.25%	04/01/19	2,500	2,504,925

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,392,240

Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,130,690

El Dorado (County of) Irrigation District; Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/39	1,000	1,079,260

El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	06/01/34	1,000	1,171,490

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	4,430	1,728,010

Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,800	2,033,028

Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS-AMBAC) (a)	5.38%	09/01/25	1,500	1,503,195

Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/21	1,480	1,481,450

Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road RB (INS-NATL) (a)	5.13%	01/15/19	4,000	4,006,680

Fullerton (City of) Community Facilities District No. 1 (Amerige Heights); Series 2012, Ref. Special Tax RB	5.00%	09/01/26	960	1,099,238

Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,090	1,220,702

Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	5,350	2,600,421

Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	3,650	1,588,845

Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/24	2,425	2,485,867

Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	2,750	1,794,237

Hanford Joint Union High School District (Election of 1998); Series 2004 C, Unlimited Tax GO Bonds (INS-NATL) (a)	5.70%	08/01/28	2,230	2,367,435

Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.25%	05/01/23	1,000	1,126,520

Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Improvement Bonds	4.00%	09/02/22	2,150	2,439,755

Irvine Unified School District (Community Facilities District No. 06-1-Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	515	599,774

Kern (County of) (Capital Improvments); Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/35	1,000	1,154,090

Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,700	1,931,200

Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS-AGM) (a)	5.00%	10/01/37	1,000	1,094,790

Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/29	2,000	2,370,260

Long Beach (City of) Financing Authority; Series 1992, RB (INS-AMBAC) (a)	6.00%	11/01/17	15,095	16,037,079

Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,786,575

Los Angeles (City of) (FHA Insured Mortgage Loans -Section 8 Assisted); Series 1997 A, Ref. Mortgage RB (INS-NATL) (a)	6.10%	07/01/25	490	491,201

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	$2,500	$2,896,125

Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,142,450

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (c)(d)	5.00%	07/01/14	1,000	1,073,900

Series 2011 A, Power System RB (e)	5.00%	07/01/22	1,800	2,311,632

Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,819,230

Series 2012 A, Water System RB	5.00%	07/01/43	2,000	2,375,960

Series 2012 B, Waterworks RB	5.00%	07/01/37	2,000	2,390,860

Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,485	1,678,005

Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/37	1,000	1,149,280

Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,384,460

Los Angeles (City of); Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	5,000	5,120,200

Series 2012 B, Ref. Sub. Wastewater System RB	5.00%	06/01/32	4,000	4,846,840

Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	1,000	1,097,140

Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (e)	5.00%	08/01/33	2,000	2,353,460

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/24	1,265	729,108

Los Angeles Unified School District (Election of 2004); Series 2007 H, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/32	1,000	1,137,410

Series 2009-I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	3,000	3,504,750

Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS-NATL) (a)	6.50%	03/15/15	4,780	5,051,839

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	940	326,105

Monrovia (City of) Financing Authority (Hillside Wilderness Preserve); Series 2002, Lease RB (INS-AMBAC) (a)	5.00%	12/01/20	1,010	1,032,978

Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/20	1,670	1,673,791

Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,137,310

Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	840	361,007

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (i)	6.50%	03/01/28	1,000	1,070,830

Mountain View (City of) Shoreline Regional Park Community; Series 2001 A, Tax Allocation RB (INS-NATL) (a)	5.25%	08/01/16	1,570	1,574,004

National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,913,445

Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,000	1,166,150

Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/26	1,000	1,184,210

Oceanside (City of); Series 2003 A, Ref. COP (INS-AMBAC) (a)	5.20%	04/01/23	1,300	1,316,380

Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,306,660

Panama-Buena Vista Union School District (School Construction); Series 2006, COP (INS-NATL) (a)	5.00%	09/01/30	1,045	1,119,958

Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/01/30	1,600	1,789,360

Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	1,000	1,168,860

Pomona (City of) Public Financing Authority (Merged Redevelopment); Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/15	2,020	2,024,181

Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/16	1,110	1,112,098

Series 2007 AW, Sub. RB	5.13%	02/01/33	1,000	1,000,480

Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS-NATL) (a)	6.00%	04/01/19	1,360	1,580,565

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	6,460	2,827,542

Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/34	1,000	1,033,640

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 2001, Tax Allocation RB (INS-NATL) (a)	5.38%	09/01/25	$3,000	$3,003,510

Rancho Mirage (City of) Joint Powers Financing Authority (Eisenhower Medical Center); Series 1997 B, COP (INS-NATL) (a)	4.88%	07/01/22	1,000	1,044,230

Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/23	1,400	1,438,892

Regents of the University of California; Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,919,400

Series 2009 O, General RB (e)	5.75%	05/15/23	705	899,009

Series 2009 O, General RB (e)	5.75%	05/15/25	1,050	1,319,651

Series 2009 Q, General RB (e)(j)	5.00%	05/15/34	920	1,071,588

Series 2012 G, Limited Project RB	5.00%	05/15/37	2,000	2,401,100

Riverside (City of); Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,134,650

Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/28	500	571,995

Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	1,800	1,995,930

Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,735,650

Sacramento (City of) Municipal Utility District; Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,150	2,616,098

Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS-NATL) (a)	5.00%	12/01/29	2,000	2,249,880

Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,868,505

Sacramento (County of); Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,128,950

Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/41	1,015	1,134,435

Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,476,628

San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	2,000	2,526,580

San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS-Radian) (a)	5.25%	10/01/27	2,535	2,658,176

San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,215	2,701,791

San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (e)	5.25%	08/01/33	1,500	1,850,880

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	3,015,725

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	6.00%	05/01/39	1,000	1,204,720

Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/23	5,000	5,997,850

Series 2011 G, Second Series RB	5.25%	05/01/28	2,000	2,433,000

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,000	4,761,520

San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,000	3,635,730

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,214,460

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	594,180

San Francisco (City of) Bay Area Rapid Transit District; Series 2012 A, RB	5.00%	07/01/32	1,000	1,230,590

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	3,110	1,427,708

San Leandro (City of) (Joint Project Area Financing); Series 2001, COP (INS-NATL) (a)	5.10%	12/01/26	1,000	1,001,590

San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	1,500	1,750,515

Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	3,497,550

Santaluz Community Facilities District No. 2 (Improvement Area No. 1); Series 2011 A, Ref. Special Tax RB(d)	5.00%	09/01/28	830	909,024

Series 2011 A, Ref. Special Tax RB(d)	5.00%	09/01/29	715	785,320

Series 2011 A, Ref. Special Tax RB(d)	5.10%	09/01/30	465	511,626

Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	1,500	1,582,620

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	$3,480	$1,883,933

Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	2,765	1,318,573

Sonoma-Marin Area Rail Transit District; Series 2012 A, Measure Q Sales Tax RB	5.00%	03/01/29	2,000	2,443,020

South Gate (City of) Public Financing Authority (South Gate Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-SGI) (a)	5.75%	09/01/22	1,000	1,025,420

Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	1,520	1,668,884

Series 2009 B, Ref. RB (e)	5.00%	07/01/27	8,585	10,351,965

Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(k)	9.36%	07/01/15	3,500	3,990,840

Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS-AMBAC) (a)(k)	9.36%	07/01/15	2,500	2,852,300

Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (e)	5.25%	07/01/29	2,100	2,592,114

Series 2011-1, RB (e)	5.25%	07/01/31	2,100	2,579,220

Southern California Public Power Authority (Southern Transmission); Series 2000 A, Ref. VRD Sub. RB (INS-AGM) (a)(g)	0.20%	07/01/23	1,320	1,320,000

Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.13%	08/01/27	2,150	2,184,486

Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,163,730

Tustin Unified School District (School Facilities Improvement District No. 2002-1-Election of 2002); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/28	750	860,160

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)(l)	3.50%	05/31/13	1,000	1,002,570

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (b)	0.00%	04/01/14	1,700	1,673,820

Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (a)	5.13%	03/01/36	1,475	1,629,845

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,282,340

Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,361,050

West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	2,500	1,480,000

Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.63%	09/01/39	1,000	1,162,320

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/24	4,685	3,109,716

				420,739,184

Guam–1.23%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,109,330

Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	755,911

Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/25	1,500	1,764,045

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,715,250

				5,344,536

Puerto Rico–4.84%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB	5.00%	07/01/37	2,000	2,027,300

Series 2010 AAA, RB	5.25%	07/01/29	2,000	2,117,160

Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.38%	04/01/42	2,000	2,062,800

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, Conv. CAB RB (b)(c)(d)	0.00%	07/01/17	3,680	4,431,493

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.00%	08/01/35	1,500	1,615,080

First Subseries 2011 A-1, RB	5.00%	08/01/43	3,000	3,189,540

Series 2011 C, RB	5.00%	08/01/40	5,000	5,542,600

				20,985,973

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.88%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note -Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	$1,675	$1,995,176

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,600	1,797,552

				3,792,728

TOTAL INVESTMENTS(m)–104.05% (Cost $398,393,728)				450,862,421

FLOATING RATE NOTE OBLIGATIONS–(5.68)%
Notes with interest rates ranging from 0.16% to 0.22% at 11/30/12 and contractual maturities of collateral ranging from 07/01/22 to 10/01/39 (See Note 1D)(n)				(24,615,000)

OTHER ASSETS LESS LIABILITIES–1.63%				7,071,997

NET ASSETS–100.00%				$433,319,418

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.	INS	—	Insurer

AGM	—	Assured Guaranty Municipal Corp.	LOC	—	Letter of Credit

AMBAC	—	American Municipal Bond Assurance Corp.	NATL	—	National Public Finance Guarantee Corp.

BAN	—	Bond Anticipation Notes	Radian	—	Radian Asset Assurance, Inc.

CAB	—	Capital Appreciation Bonds	RB	—	Revenue Bonds

Conv.	—	Convertible	Ref.	—	Refunding

COP	—	Certificates of Participation	SGI	—	Syncora Guarantee, Inc.

FHA	—	Federal Housing Administration	Sr.	—	Senior

GO	—	General Obligation	Sub.	—	Subordinated

IDR	—	Industrial Development Revenue Bonds	VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(f)	Security subject to the alternative minimum tax.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2012 represented less than 1% of the Fund’s Net Assets.

(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(k)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,843,140 which represents 1.58% of the Fund’s Net Assets.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	12.6%

National Public Finance Guarantee Corp.	10.1

American Municipal Bond Assurance Corp.	7.7

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Fund’s investments with a value of $45,155,813 are held by Dealer Trusts and serve as collateral for the $24,615,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco California Tax-Free Income Fund

NOTE 2—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$450,862,421	$—	$450,862,421

NOTE 3—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $13,021,859 and $22,429,363, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	53,030,916
Aggregate unrealized (depreciation) of investment securities		(388,261)
Net unrealized appreciation of investment securities	$	52,642,655
Cost of investments for tax purposes is $398,219,766.

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	CPB-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–47.49%(a)

Advertising–0.18%

Lamar Media Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 05/01/23(b)	$15,000	$15,150

National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	10,000	10,625

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	550,000	576,947

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	365,000	405,257

		1,007,979

Aerospace & Defense–0.42%

BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	20,000	21,100

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	70,000	78,750

General Dynamics Corp., Sr. Unsec. Gtd. Global Notes, 2.25%, 11/15/22	1,375,000	1,360,154

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	60,000	65,100

7.13%, 03/15/21	40,000	43,400

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	50,000	53,250

Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	675,000	740,211

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	10,000	10,225

		2,372,190

Agricultural Products–0.38%

Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	245,000	263,425

Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,030,000	1,031,545

Sr. Unsec. Notes, 3.20%, 11/01/15	75,000	78,948

6.63%, 04/15/37	635,000	798,519

		2,172,437

Air Freight & Logistics–0.14%

United Parcel Service Inc., Sr. Unsec. Global Notes, 3.63%, 10/01/42	815,000	817,028

	Principal Amount	Value

Airlines–1.01%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 10/13/11-11/29/11; Cost $69,950)(b)(c)	$85,000	$89,675

American Airlines Pass Through Trust, Series 2011-1, Class A, Sr. Sec. Pass Through Ctfs., 5.25%, 07/31/21	1,094,102	1,133,764

Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	353,425	364,028

Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	8,481	8,783

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,217,561	1,412,371

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	3,626	4,008

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	26,636	27,369

Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	500,000	529,062

Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	525,625	604,797

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	88,825

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	10,000	10,437

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	1,335,000	1,422,609

UAL Pass Through Trust, Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	6,358	7,359

Series 2009-2, Class A, Sr. Sec. Gtd. Global Mortgage Pass Through Ctfs., 9.75%, 01/15/17	3,987	4,607

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	25,557	24,024

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	10,000	10,894

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Airlines–(continued)

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	$10,000	$10,675

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	10,000	10,413

		5,763,700

Alternative Carriers–0.04%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	30,000	32,850

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	20,000	22,900

Sr. Unsec. Notes, 8.88%, 06/01/19(b)	30,000	31,575

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	10,000	10,725

8.63%, 07/15/20	15,000	16,425

9.38%, 04/01/19	110,000	123,475

		237,950

Aluminum–0.02%

Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	88,500	89,662

Apparel Retail–0.08%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	54,000	58,725

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	129,000	146,818

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	105,000	110,775

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	5,000	6,125

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	120,000	138,000

		460,443

Apparel, Accessories & Luxury Goods–0.09%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	95,000	104,737

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	137,000	141,110

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	66,000	69,465

7.63%, 05/15/20	100,000	109,000

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	100,000	98,063

		522,375

	Principal Amount	Value

Application Software–0.00%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	$15,000	$15,675

Asset Management & Custody Banks–0.22%

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	1,070,000	1,192,421

PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	35,000	36,137

		1,228,558

Auto Parts & Equipment–0.04%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	121,000	129,470

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/22	50,000	50,875

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	53,000	52,338

		232,683

Automobile Manufacturers–0.94%

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	76,000	96,140

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 3.98%, 06/15/16	2,300,000	2,427,075

4.25%, 09/20/22	2,700,000	2,802,292

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	15,000	15,638

		5,341,145

Automotive Retail–0.00%

Penske Automotive Group Inc., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 10/01/22(b)	10,000	10,250

Biotechnology–0.00%

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	20,000	21,850

Brewers–0.58%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 5.38%, 11/15/14	125,000	136,126

Heineken NV (Netherlands), Sr. Notes, 1.40%, 10/01/17(b)	1,360,000	1,365,248

SABMiller Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.75%, 01/15/22(b)	950,000	1,032,281

4.95%, 01/15/42(b)	670,000	779,219

		3,312,874

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Broadcasting–0.65%

Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	$30,000	$32,775

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	15,000	14,963

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	8,000	7,840

Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	40,000	40,600

Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	60,000	59,400

COX Communications Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	1,220,000	1,875,228

9.38%, 01/15/19(b)	25,000	34,764

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	1,275,000	1,631,510

LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	10,000	10,275

Nielsen Finance LLC/Co. (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	25,000	25,062

Starz LLC/Starz Finance Corp., Sr. Unsec. Notes, 5.00%, 09/15/19(b)	5,000	5,138

		3,737,555

Building Products–0.10%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	20,000	19,500

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	65,000	71,500

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	60,000	60,937

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	20,000	22,125

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	166,000	181,355

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	40,000	42,700

Sr. Unsec. Gtd. Notes, 9.38%, 04/15/17(b)	25,000	26,188

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	55,000	60,775

Sr. Unsec. Notes, 9.75%, 01/15/18	90,000	100,800

		585,880

	Principal Amount	Value

Cable & Satellite–1.17%

British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(b)	$25,000	$35,088

Cablevision Systems Corp., Sr. Unsec. Global Notes, 5.88%, 09/15/22	10,000	9,875

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 01/15/15	20,000	22,361

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	80,000	103,795

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	620,000	633,199

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 4.63%, 07/15/17	70,000	72,712

5.88%, 07/15/22	30,000	32,288

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	75,000	80,437

7.50%, 04/01/21	115,000	124,487

Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	60,000	60,300

7.25%, 10/15/20(b)	30,000	32,175

NBCUniversal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	775,000	789,407

5.15%, 04/30/20	350,000	416,934

5.95%, 04/01/41	740,000	901,794

Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	680,000	794,959

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	200,000	233,867

6.50%, 01/15/18	2,155,000	2,357,598

		6,701,276

Casinos & Gaming–0.20%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	55,000	58,712

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	15,000	10,988

Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	40,000	40,200

Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	50,000	48,750

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	10,000	9,875

CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	70,000	75,425

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Casinos & Gaming–(continued)

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	$5,000	$5,388

Sr. Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	61,816	67,225

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	10,000	7,550

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	150,000	160,500

Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	10,000	10,050

7.75%, 03/15/22	170,000	179,350

8.63%, 02/01/19(b)	10,000	10,900

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	99,000	103,702

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(d)	160,000	158,600

Sr. Sec. Notes, 9.13%, 02/01/15(b)	25,000	25,219

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 5.38%, 03/15/22	55,000	58,369

7.75%, 08/15/20	85,000	97,962

		1,128,765

Coal & Consumable Fuels–0.05%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	30,000	31,050

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	125,000	133,906

Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	77,000	80,850

Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	40,000	42,800

		288,606

Communications Equipment–0.04%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	65,000	58,825

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	40,000	32,050

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	31,000	33,480

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	26,000	29,120

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	40,000	41,700

Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	20,000	20,850

		216,025

	Principal Amount	Value

Computer & Electronics Retail–0.37%

Best Buy Co. Inc., Sr. Unsec. Global Notes, 7.25%, 07/15/13	$2,010,000	$2,031,356

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	100,000	109,250

		2,140,606

Computer Storage & Peripherals–0.02%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	47,000	49,585

7.75%, 12/15/18	70,000	76,650

		126,235

Construction & Engineering–0.24%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	80,000	85,000

Sr. Unsec. Gtd. Sub. Notes, 7.13%, 01/15/21(b)	25,000	26,188

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	45,000	46,294

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	125,000	129,062

URS Corp., Sr. Unsec. Notes, 5.00%, 04/01/22(b)	1,050,000	1,094,229

		1,380,773

Construction & Farm Machinery & Heavy Trucks–1.02%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	40,000	47,250

Caterpillar Financial Services Corp., Sr. Unsec. Notes, 0.70%, 11/06/15	2,000,000	2,000,214

CNH Capital LLC (Netherlands), Sr. Notes, 3.88%, 11/01/15(b)	13,000	13,374

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	51,000	49,980

Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	2,765,000	2,845,056

John Deere Capital Corp., Sr. Unsec. Global Notes, 0.88%, 04/17/15	670,000	672,805

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	15,000	15,113

Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	35,000	39,200

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	73,000	69,715

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	10,000	10,400

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	50,000	53,000

		5,816,107

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Construction Materials–0.04%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	$100,000	$107,992

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	130,000	139,750

		247,742

Consumer Finance–0.26%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	48,000	50,040

7.50%, 09/15/20	185,000	224,312

8.00%, 03/15/20	115,000	142,025

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	35,000	38,719

SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	386,220

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	615,000	630,424

		1,471,740

Data Processing & Outsourced Services–0.22%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	760,000	781,682

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	228,000	249,090

First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	120,000	121,800

7.38%, 06/15/19(b)	44,000	45,650

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	20,000	21,400

7.63%, 11/15/20	12,000	13,230

		1,232,852

Department Stores–0.01%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	45,000	41,400

Distillers & Vintners–0.02%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 03/01/23	40,000	41,400

7.25%, 05/15/17	60,000	70,650

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	5,000	5,688

		117,738

Diversified Banks–4.86%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	440,000	447,824

	Principal Amount	Value

Diversified Banks–(continued)

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	$420,000	$433,826

Access Finance B.V. (Nigeria), Sr. Unsec. Gtd. Notes, 7.25%, 07/25/17(b)	200,000	208,949

Akbank TAS (Turkey), Sr. Unsec. Notes, 5.13%, 07/22/15(b)	100,000	105,213

6.50%, 03/09/18(b)	200,000	217,656

Alfa Bank OJSC Via Alfa Bond Issuance PLC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 04/28/21(b)	200,000	219,684

ANZ New Zealand Int’l Ltd. (Australia), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,080,000	1,080,922

Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	415,000	430,796

Unsec. Sub. Notes, 5.75%, 03/01/22(b)	200,000	214,885

Banco Davivienda S.A. (Colombia), Unsec. Sub. Notes, 5.88%, 07/09/22(b)	200,000	208,517

Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	200,000	207,889

Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	100,000	109,715

Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,330,000	1,330,333

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	1,525,000	1,556,505

Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	810,000	849,832

DBS Bank Ltd. (Singapore), Unsec. Sub. Notes, 3.63%, 09/21/22(b)	200,000	211,330

Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	208,656

Grupo Aval Ltd. (Colombia), Sr. Unsec. Gtd. Notes, 4.75%, 09/26/22(b)	200,000	201,465

Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	700,000	763,783

HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,360,000	1,425,389

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	1,050,000	1,147,472

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	255,000	263,164

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Unsec. Notes, 3.75%, 03/07/17(b)	$330,000	$351,118

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 3.50%, 08/22/17	730,000	781,714

Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	955,000	1,046,745

Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(b)	575,000	657,660

RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (e)	11,000	9,350

Royal Bank of Scotland Group PLC (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	45,000	46,254

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	700,000	702,504

Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	1,460,000	1,600,527

Sr. Unsec. Notes, 2.50%, 01/15/14(b)	1,940,000	1,951,119

Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	775,000	817,739

5.50%, 11/18/14(b)	1,880,000	2,023,226

Turkiye Garanti Bankasi A.S. (Turkey), Sr. Unsec. Notes, 5.25%, 09/13/22(b)	200,000	211,283

Turkiye Halk Bankasi A.S. (Turkey), Sr. Unsec. Bonds, 4.88%, 07/19/17(b)	200,000	215,196

Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,470,000	1,520,901

U.S. Bancorp., Sr. Unsec. Medium-Term Notes, 2.00%, 06/14/13	45,000	45,396

U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,488,439

VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	1,415,000	1,519,009

6.55%, 10/13/20(b)	660,000	710,001

Sr. Unsec. Notes, 6.00%, 04/12/17(b)	200,000	211,495

		27,753,481

Diversified Capital Markets–0.40%

UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	200,000	237,736

Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	560,000	591,772

	Principal Amount	Value

Diversified Capital Markets–(continued)

Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	$1,200,000	$1,434,239

		2,263,747

Diversified Chemicals–0.35%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 3.00%, 11/15/22	2,030,000	2,026,098

Diversified Metals & Mining–1.00%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	170,000	221,748

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	75,000	75,892

6.88%, 04/01/22(b)	10,000	9,725

7.00%, 11/01/15(b)	60,000	61,350

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	500,000	510,552

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	25,000	16,125

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	1,700,000	1,805,017

Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	1,720,000	1,694,362

5.38%, 04/16/20	150,000	172,917

6.75%, 04/16/40	225,000	265,918

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	113,507

Volcan Cia Minera S.A.A. (Peru), Sr. Unsec. Gtd. Notes, 5.38%, 02/02/22(b)	190,000	206,082

Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 5.30%, 10/25/42(b)	550,000	544,590

		5,697,785

Diversified REIT’s–0.76%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	2,765,000	2,984,478

Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(b)	1,175,000	1,382,061

		4,366,539

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Drug Retail–0.32%

CVS Caremark Corp., Sr. Unsec. Global Notes, 2.75%, 12/01/22	$1,555,000	$1,560,014

CVS Pass Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	206,747	245,163

		1,805,177

Electric Utilities–1.65%

Comision Federal de Electricidad (Mexico), Sr. Unsec. Notes, 5.75%, 02/14/42(b)	200,000	229,095

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,270,000	1,303,865

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	5,000	5,025

Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	125,699

Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	1,350,000	1,428,078

NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	300,000	301,864

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,370,000	2,933,270

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	770,000	1,075,519

System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,000,000	1,054,853

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	800,000	964,930

		9,422,198

Electrical Components & Equipment–0.02%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	40,000	40,900

General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	30,000	30,525

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	55,000	59,813

		131,238

Electronic Components–0.21%

Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	1,155,000	1,212,102

Electronic Manufacturing Services–0.02%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	122,000	123,068

	Principal Amount	Value

Environmental & Facilities Services–0.20%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 08/01/20	$10,000	$10,263

Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	10,000	10,275

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	1,050,000	1,107,254

		1,127,792

Forest Products–0.00%

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	20,000	17,500

Gas Utilities–0.04%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	55,000	59,950

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	73,000	71,175

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	80,000	85,600

7.38%, 08/01/21(b)	33,000	35,557

		252,282

General Merchandise Stores–0.11%

Dollar General Corp., Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	575,000	606,625

Gold–1.56%

AngloGold Ashanti Holdings PLC (South Africa), Sr. Unsec. Gtd. Global Notes, 5.13%, 08/01/22	110,000	109,313

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	1,210,000	1,276,747

3.85%, 04/01/22	750,000	797,566

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	600,000	699,321

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	2,435,000	2,329,663

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.13%, 09/01/21	1,365,000	1,423,741

6.88%, 09/01/41	1,365,000	1,392,277

Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	815,000	877,651

		8,906,279

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Health Care Equipment––0.02%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	$25,000	$26,250

Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	25,000	24,875

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	54,000	51,300

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	21,000	18,375

		120,800

Health Care Facilities–0.07%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	90,000	98,100

7.88%, 02/15/20	7,000	7,875

Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	60,000	62,100

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 11/01/24	15,000	15,187

7.25%, 10/01/18	9,000	9,765

7.75%, 09/15/22	4,000	4,390

8.13%, 02/15/20	45,000	49,669

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	45,000	44,775

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.43%, 09/15/15(d)	34,000	33,936

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	5,000	5,038

Sr. Unsec. Global Notes, 8.00%, 08/01/20	27,000	28,890

Sr. Unsec. Notes, 6.75%, 02/01/20(b)	40,000	40,300

		400,025

Health Care Services–0.63%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	25,000	26,312

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,525,000	2,728,902

Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	190,000	200,739

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	585,000	611,228

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	35,000	36,750

		3,603,931

Health Care Technology–0.01%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	45,000	48,938

	Principal Amount	Value

Homebuilding–0.09%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	$65,000	$65,081

8.13%, 06/15/16	27,000	29,025

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	60,000	64,950

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	50,000	47,875

Sr. Unsec. Gtd. Notes, 11.88%, 10/15/15	10,000	10,825

KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	20,000	21,800

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	62,000	70,060

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	65,000	70,525

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	20,000	21,700

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	25,000	25,625

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	63,000	66,780

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	18,000	20,475

		514,721

Hotels, Resorts & Cruise Lines–0.86%

Carnival Corp., Sr. Unsec. Gtd Global Notes, 1.88%, 12/15/17	1,045,000	1,051,356

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	5,000	5,481

Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	120,000	142,535

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	605,000	636,763

7.25%, 03/15/18	25,000	28,250

7.50%, 10/15/27	70,000	79,100

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	1,530,000	1,704,890

7.38%, 03/01/20	1,035,000	1,266,953

		4,915,328

Household Products–0.04%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	65,000	68,738

Controladora Mabe S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 7.88%, 10/28/19(b)	100,000	117,082

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Household Products–(continued)

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Notes, 5.75%, 10/15/20(b)	$40,000	$41,050

		226,870

Housewares & Specialties–0.01%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	45,000	47,137

Spectrum Brands Escrow Corp., Sr. Unsec. Notes, 6.38%, 11/15/20(b)	5,000	5,169

		52,306

Hypermarkets & Super Centers–0.03%

Cencosud S.A. (Chile), Sr. Unsec. Gtd. Notes, 4.88%, 01/20/23(b)	200,000	199,854

Independent Power Producers & Energy Traders–0.06%

AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	10,000	11,300

8.00%, 10/15/17	140,000	160,300

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	49,000	52,552

7.50%, 02/15/21(b)	52,000	57,460

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	60,000	66,450

Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	15,000	15,750

		363,812

Industrial Conglomerates–0.89%

General Electric Capital Corp., Sr. Unsec. Global Notes 5.90%, 05/13/14	25,000	26,869

Sr. Unsec. Notes, 2.25%, 11/09/15	65,000	67,241

General Electric Co., Sr. Unsec. Global Notes, 2.70%, 10/09/22	825,000	840,180

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,191,355

7.63%, 04/09/19(b)	925,000	1,201,968

Unsec. Gtd. Sub. Notes, 6.00% (b)(e)	200,000	210,500

Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	1,350,000	1,518,600

		5,056,713

Industrial Machinery–0.72%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	20,000	20,700

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	5,000	5,525

	Principal Amount	Value

Industrial Machinery–(continued)

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	$10,000	$10,300

Pentair Finance S.A., Sr. Unsec. Gtd. Notes, 1.35%, 12/01/15(b)	2,700,000	2,710,878

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	20,000	22,500

Tyco Flow Control International, Sr. Unsec. Gtd. Notes, 3.15%, 09/15/22(b)	1,355,000	1,367,222

		4,137,125

Insurance Brokers–0.00%

Hub International Ltd., Sr. Unsec. Gtd. Notes, 8.13%, 10/15/18(b)	25,000	26,125

Integrated Oil & Gas–0.25%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 4.95%, 05/23/16(b)	200,000	213,560

KazMunaiGaz Finance Sub B.V. (Kazakhstan), Sr. Unsec. Gtd. Notes, 7.00%, 05/05/20(b)	210,000	261,677

Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 7.25%, 11/05/19(b)	100,000	120,660

Northern Tier Energy LLC/ Northern Tier Finance Corp., Sr. Sec. Gtd. Notes, 7.13%, 11/15/20(b)	10,000	10,100

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	140,000	158,015

Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	188,895

REGS, Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17(b)	110,000	104,225

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	20,000	23,396

5.50%, 06/27/44	200,000	221,191

6.50%, 06/02/41	100,000	126,765

		1,428,484

Integrated Telecommunication Services–0.47%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	13,000	20,262

AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	905,000	944,781

2.95%, 05/15/16	160,000	170,105

4.45%, 05/15/21	85,000	99,291

Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Euro Notes, 6.25% (b)(e)(f)	100,000	108,007

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	$415,000	$417,951

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	590,000	672,317

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	265,000	273,630

		2,706,344

Internet Retail–0.48%

Amazon.com Inc., Sr. Unsec. Global Notes, 2.50%, 11/29/22	2,770,000	2,753,641

Internet Software & Services–0.02%

Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	100,000	110,625

Investment Banking & Brokerage–2.81%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (e)	2,400,000	2,724,000

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	780,000	839,429

5.25%, 07/27/21	1,110,000	1,265,954

5.75%, 01/24/22	2,405,000	2,857,426

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	660,000	696,472

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	505,000	549,263

Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	1,825,000	2,121,130

Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	450,000	470,428

6.00%, 05/13/14	955,000	1,012,481

Sr. Unsec. Notes, 2.88%, 01/24/14	100,000	101,867

3.45%, 11/02/15	2,010,000	2,076,547

5.75%, 01/25/21	985,000	1,128,831

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	170,000	179,702

		16,023,530

Leisure Facilities–0.00%

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	25,000	26,375

Leisure Products–0.02%

Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	105,000	107,231

	Principal Amount	Value

Life & Health Insurance–1.62%

Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	$50,000	$63,465

MetLife, Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,200,000	2,203,262

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	794,089

Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,385,000	1,405,166

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	425,000	474,294

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,640,000	2,000,800

Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	550,000	606,048

Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	50,000	50,124

3.88%, 01/14/15	1,405,000	1,489,470

7.38%, 06/15/19	130,000	165,859

		9,252,577

Life Sciences Tools & Services–0.42%

Life Technologies Corp., Sr. Unsec. Notes, 6.00%, 03/01/20	2,005,000	2,391,814

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	5,000	5,437

		2,397,251

Managed Health Care–0.58%

Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	725,000	843,688

Sr. Unsec. Notes, 4.50%, 03/15/21	180,000	201,159

5.88%, 03/15/41	125,000	155,455

UnitedHealth Group Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	2,120,000	2,139,147

		3,339,449

Marine–0.00%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	22,000	20,845

Movies & Entertainment–0.10%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	95,000	104,737

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	80,000	83,600

NAI Entertainment Holdings LLC, Sr. Sec. Gtd. Notes, 8.25%, 12/15/17(b)	27,000	29,970

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Movies & Entertainment–(continued)

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	$285,000	$334,741

		553,048

Multi-Line Insurance–0.31%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	13,115

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	23,552

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	3,000	3,092

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	75,000	86,063

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	100,000	111,750

Metropolitan Life Global Funding I, Sr. Sec. Global Notes, 5.13%, 04/10/13(b)	1,460,000	1,481,010

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	25,000	35,738

		1,754,320

Multi-Utilities–0.19%

Wisconsin Public Service Corp., Sec. First Mortgage Bonds, 3.67%, 12/01/42	1,105,000	1,100,997

Office REIT’s–0.13%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	675,000	722,232

Office Services & Supplies–0.21%

Ricoh USA Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	5,000	4,806

Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	1,090,000	1,175,761

		1,180,567

Oil & Gas Drilling–0.19%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	6,000	6,435

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	50,000	52,375

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	930,000	1,019,060

		1,077,870

Oil & Gas Equipment & Services–0.04%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	35,000	37,056

Gulfmark Offshore Inc., Sr. Unsec. Notes, 6.38%, 03/15/22(b)	20,000	20,700

	Principal Amount	Value

Oil & Gas Equipment & Services–(continued)

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	$90,000	$90,450

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	77,000	82,559

		230,765

Oil & Gas Exploration & Production–1.65%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	66,000	69,135

6.13%, 07/15/22	5,000	5,325

Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	50,000	54,184

Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	1,325,000	1,455,128

Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	80,000	86,000

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	40,000	41,200

8.25%, 09/01/21	90,000	97,200

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	5,000	5,144

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	26,406

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	5,000	5,081

6.63%, 08/15/20	96,000	100,920

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	90,000	96,750

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	35,000	37,275

7.13%, 04/01/21	50,000	56,625

8.25%, 10/01/19	45,000	50,794

Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec. Bonds, 5.50%, 12/15/21(b)	200,000	232,204

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	70,000	74,200

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	111,000	104,617

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	40,000	40,150

Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	80,000	83,400

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	7,000	7,613

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	70,000	70,831

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	12,000	12,922

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	$30,000	$31,950

Pemex Project Funding Master Trust (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	340,000	430,950

Pertamina Persero PT (Indonesia), Sr. Unsec. Notes, 4.88%, 05/03/22(b)	200,000	219,481

6.00%, 05/03/42(b)	200,000	228,438

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	1,495,000	1,572,472

5.75%, 01/20/20	645,000	736,926

6.88%, 01/20/40	625,000	794,476

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	1,930,000	2,018,056

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.50%, 11/15/20	90,000	92,362

7.63%, 06/01/18	60,000	64,050

8.63%, 10/15/19	5,000	5,588

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	25,000	26,375

Sr. Unsec. Notes, 5.38%, 10/01/22	48,000	50,760

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	10,000	10,475

5.75%, 06/01/21	75,000	80,062

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	35,000	37,100

6.63%, 02/15/19	110,000	116,050

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	75,000	81,094

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	35,000	37,625

		9,447,394

Oil & Gas Refining & Marketing–0.16%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	15,000	15,300

Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	15,000	15,637

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	35,000	38,325

Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	680,000	826,808

		896,070

	Principal Amount	Value

Oil & Gas Storage & Transportation–0.99%

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	$37,000	$39,590

Sr. Unsec. Gtd. Notes, 6.63%, 10/01/20(b)	15,000	15,600

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	132,000	139,590

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	25,000	25,250

El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	820,000	806,112

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	82,000	93,377

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	150,000	179,093

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	1,005,000	1,254,800

Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	420,000	531,564

Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	25,000	25,500

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/15/22	30,000	32,850

6.50%, 08/15/21	130,000	142,025

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	400,000	427,716

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	37,000	40,284

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	105,000	114,844

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	15,000	16,312

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	35,000	37,100

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	349,074

Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,305,000	1,386,252

		5,656,933

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Other Diversified Financial Services–2.10%

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	$700,000	$743,659

4.50%, 04/01/15	40,000	42,684

6.50%, 08/01/16	10,000	11,700

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	220,000	255,396

Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	115,000	129,647

Citigroup, Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	2,145,000	2,346,403

Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	27,061

Series A, Jr. Unsec. Sub. Global Notes, 5.95% (e)	1,525,000	1,559,312

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.25%, 01/10/14(b)	2,000,000	2,028,855

JPMorgan Chase & Co., Sr. Unsec. Floating Rate Medium-Term Notes, 0.96%, 02/26/13(d)	40,000	40,059

Sr. Unsec. Global Notes, 5.60%, 07/15/41	825,000	1,029,497

6.30%, 04/23/19	190,000	234,711

Merrill Lynch & Co., Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,530,000	3,556,569

		12,005,553

Packaged Foods & Meats–0.49%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	85,000	87,550

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.50%, 01/25/22(b)	100,000	109,935

4.88%, 06/30/20(b)	1,065,000	1,214,010

MHP S.A. (Ukraine), Sr. Unsec. Gtd. Notes, 10.25%, 04/29/15(b)	200,000	208,500

Mondelez International Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	960,000	969,249

7.00%, 08/11/37	70,000	97,003

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	80,000	86,200

		2,772,447

Paper Packaging–0.15%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	40,000	42,500

Rock-Tenn Co., Sr. Unsec. Gtd. Notes, 4.00%, 03/01/23(b)	800,000	814,603

		857,103

	Principal Amount	Value

Paper Products–0.16%

Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Notes, 6.38%, 11/01/20(b)	$5,000	$5,100

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	20,000	21,800

International Paper Co., Sr. Unsec. Global Notes, 4.75%, 02/15/22	265,000	301,034

6.00%, 11/15/41	415,000	503,166

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	80,000	85,400

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	40,000	19,500

		936,000

Personal Products–0.25%

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	1,340,000	1,328,661

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	65,000	73,775

		1,402,436

Pharmaceuticals–0.95%

AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(b)	4,305,000	4,331,409

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	75,000	80,250

Watson Pharmaceuticals Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	1,000,000	1,017,044

		5,428,703

Railroads–0.26%

CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	130,000	166,912

Sr. Unsec. Notes, 5.50%, 04/15/41	900,000	1,091,796

Georgian Railway JSC (Georgia), Sr. Unsec. Notes, 7.75%, 07/11/22(b)	200,000	228,703

		1,487,411

Real Estate Services–0.01%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	28,000	30,730

Regional Banks–0.62%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	15,000	15,806

5.25%, 03/15/18	90,000	95,737

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Regional Banks–(continued)

Sr. Unsec. Notes, 5.00%, 05/15/17	$15,000	$15,788

5.50%, 02/15/19(b)	155,000	165,462

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	1,550,000	1,638,991

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	650,000	776,986

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	465,000	551,731

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	95,000	103,075

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	35,000	38,587

Unsec. Sub. Global Notes, 5.13%, 06/15/17	135,000	130,950

		3,533,113

Research & Consulting Services–0.02%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	102,000	109,140

Residential REIT’s–0.38%

Essex Portfolio L.P., Unsec. Gtd. Notes, 3.63%, 08/15/22(b)	2,135,000	2,158,036

Retail REIT’s–0.54%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	2,115,000	2,126,564

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	610,000	660,004

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	250,000	307,957

		3,094,525

Semiconductor Equipment–0.04%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	65,000	63,862

Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	42,000	43,050

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	120,000	127,200

		234,112

Semiconductors–0.03%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	55,000	59,813

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	100,000	96,000

		155,813

	Principal Amount	Value

Soft Drinks–0.13%

Dr. Pepper Snapple Group Inc., Sr. Unsec. Gtd. Global Notes, 2.00%, 01/15/20	$750,000	$748,875

Sovereign Debt–2.29%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	400,000	346,000

Bolivian Government International Bond (Bolivia), Unsec. Notes, 4.88%, 10/29/22(b)	200,000	199,000

Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.25%, 09/14/21	290,000	318,275

Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 6.13%, 01/18/41	170,000	235,450

Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Bonds, 7.50%, 05/06/21(b)	100,000	117,650

Sr. Unsec. Notes, 9.04%, 01/23/18(b)	65,579	74,628

Egypt Government International Bond (Egypt)-REGS, Sr. Unsec. Euro Bonds, 6.88%, 04/30/40(b)	100,000	100,250

Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(g)	150,000	197,250

REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/19(b)(g)	90,000	118,350

Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 4.75%, 02/03/15	60,000	61,730

Indonesia Government International Bond (Indonesia), Sr. Unsec. Bonds, 6.63%, 02/17/37(b)	300,000	408,750

Unsec. Notes, 3.75%, 04/25/22(b)	300,000	323,250

Lithuania Government International Bond (Lithuania), Sr. Unsec. Notes, 6.13%, 03/09/21(b)	100,000	122,875

Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	1,800,000	1,983,622

Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/44	60,000	68,760

Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	300,000	406,950

Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	250,000	302,250

Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	200,000	215,500

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	$136,000	$239,292

Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 5.00%, 01/13/37	300,000	364,875

6.38%, 10/23/34	300,000	424,800

Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 5.00%, 03/23/22	210,000	248,661

5.13%, 04/21/21	220,000	261,674

Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 11.75%, 10/05/15(b)	300,000	237,000

Romanian Government International Bond (Romania), Sr. Unsec. Notes, 6.75%, 02/07/22(b)	110,000	130,339

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	1,700,000	1,805,247

5.00%, 04/29/20(b)	600,000	704,700

South Africa Government International Bond (South Africa), Sr. Unsec. Global Notes, 5.88%, 05/30/22	100,000	124,645

Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec. Notes, 6.25%, 10/04/20(b)	150,000	165,000

REGS, Euro Notes, 7.40%, 01/22/15(b)	150,000	162,938

Turkey Government International Bond (Turkey), Sr. Unsec. Global Bonds, 5.63%, 03/30/21	150,000	180,045

Sr. Unsec. Global Notes, 6.75%, 05/30/40	100,000	138,500

Unsec. Global Notes, 5.13%, 03/25/22	200,000	234,040

6.00%, 01/14/41	200,000	256,750

Ukraine Government International Bond (Ukraine), Sr. Unsec. Notes, 6.75%, 11/14/17(b)	150,000	150,548

Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	163,519	239,147

Venezuela Government International Bond (Venezuela), Sr. Unsec. Global Bonds., 9.25%, 09/15/27	840,000	791,700

Vietnam Government International Bond (Vietnam), Sr. Unsec. Bonds, 6.75%, 01/29/20(b)	100,000	114,320

Vnesheconcombank Via VEB Finance PLC (Russia), Sr. Unsec. Notes, 6.03%, 07/05/22(b)	200,000	224,836

Wakala Global Sukuk BHD (Malaysia), Bonds, 2.99%, 07/06/16(b)	250,000	261,992

		13,061,589

	Principal Amount	Value

Specialized Consumer Services–0.00%

Sotheby’s, Sr. Unsec. Gtd. Notes, 5.25%, 10/01/22(b)	$15,000	$15,225

Specialized Finance–1.27%

International Lease Finance Corp., Sr. Sec. Gtd. Notes 6.50%, 09/01/14(b)	1,915,000	2,040,672

Sr. Unsec. Global Notes, 4.88%, 04/01/15	1,050,000	1,074,938

5.75%, 05/15/16	400,000	419,600

5.88%, 04/01/19	20,000	20,694

5.88%, 08/15/22	75,000	77,344

6.25%, 05/15/19	100,000	106,219

8.75%, 03/15/17	85,000	97,697

Sr. Unsec. Notes, 8.25%, 12/15/20	155,000	181,059

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	3,167,110

Waha Aerospace B.V. (United Arab Emirates), Sr. Unsec. Gtd. Bonds, 3.93%, 07/28/20(b)	80,000	86,757

		7,272,090

Specialized REIT’s–1.21%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	430,000	459,560

Sr. Unsec. Notes, 4.50%, 01/15/18	100,000	109,995

EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,880,000	4,520,806

Host Hotels & Resorts L.P., Sr. Unsec. Global Notes, 5.25%, 03/15/22	40,000	43,950

Sr. Unsec. Gtd. Global Notes, 6.00%, 11/01/20	70,000	77,175

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	40,000	43,750

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	20,000	22,100

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,495,000	1,549,567

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	50,000	55,281

		6,882,184

Specialty Chemicals–0.19%

Ashland Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/22(b)	15,000	15,450

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	63,000	57,330

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	42,000	45,623

RPM International Inc., Sr. Unsec. Global Notes, 3.45%, 11/15/22	955,000	946,823

		1,065,226

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Specialty Stores–0.02%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	$80,000	$87,200

Steel–0.74%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	30,000	30,360

5.00%, 02/25/17	400,000	406,942

6.13%, 06/01/18	845,000	856,872

6.75%, 02/25/22	20,000	20,861

7.25%, 03/01/41	1,280,000	1,143,333

Severstal OAO Via Steel Capital S.A. (Russia), Sr. Unsec. Notes, 5.90%, 10/17/22(b)	200,000	197,864

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	60,000	63,450

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	20,000	20,550

Sr. Unsec. Notes, 7.00%, 02/01/18	50,000	51,625

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	730,000	784,284

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	600,000	646,912

		4,223,053

Systems Software–0.00%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 12/20/10; Cost $30,675)(b)	30,000	22,350

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	52,625

Tires & Rubber–0.01%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	45,000	50,738

Tobacco–0.37%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,845,000	2,096,419

Trading Companies & Distributors–0.06%

Air Lease Corp., Sr. Unsec. Global Notes, 5.63%, 04/01/17	80,000	84,000

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	110,000	117,150

7.63%, 04/15/20	25,000	27,406

Sr. Unsec. Notes, 6.25%, 12/01/19(b)	10,000	10,250

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	37,000	40,145

United Rentals North America Inc., Sr. Sec. Gtd. Notes, 5.75%, 07/15/18(b)	5,000	5,400

Sr. Unsec. Global Notes, 8.25%, 02/01/21	30,000	33,675

		318,026

	Principal Amount	Value

Trucking–0.23%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	$120,000	$133,200

9.75%, 03/15/20	15,000	17,325

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	100,000	108,500

7.38%, 01/15/21	25,000	27,312

7.50%, 10/15/18	80,000	88,000

Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	20,000	21,700

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	860,000	892,384

		1,288,421

Wireless Telecommunication Services–0.84%

America Movil S.A.B de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	1,115,000	1,476,044

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	30,000	31,837

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	152,000	158,460

Crown Castle International Corp., Sr. Unsec. Notes, 5.25%, 01/15/23(b)	20,000	20,950

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	25,000	26,188

4.88%, 08/15/20(b)	1,835,000	2,101,075

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	100,000	107,000

7.88%, 09/01/18	20,000	21,613

SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	35,000	36,050

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	65,000	67,194

6.90%, 05/01/19	77,000	83,160

Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	45,000	45,562

11.50%, 11/15/21	15,000	20,175

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	105,000	122,062

9.00%, 11/15/18(b)	40,000	49,400

VimpelCom Holdings B.V. (Russia), Sr. Unsec. Gtd. Notes, 7.50%, 03/01/22(b)	200,000	219,480

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	200,000	205,500

		4,791,750

Total U.S. Dollar Denominated Bonds and Notes (Cost $250,780,254)		271,185,999

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–27.12%

Collateralized Mortgage Obligations–0.41%

Fannie Mae REMICs, 0.98%, 06/25/37(d)	$1,446,505	$1,466,044

7.00%, 05/25/33, IO	34,324	7,871

6.00%, 07/25/33, IO	47,857	8,024

FDIC Structured Sale Gtd. Notes, 0.76%, 02/25/48 (Acquired 03/05/10; Cost $800,747)(b)(d)	800,747	802,916

Freddie Mac REMICS, 5.00%, 11/15/17	61,971	63,214

		2,348,069

Federal Home Loan Mortgage Corp. (FHLMC)–16.30%

Pass Through Ctfs., 6.00%, 08/01/14 to 02/01/34	845,435	936,549

5.50%, 05/01/16 to 07/01/40	10,541,255	11,588,210

6.50%, 05/01/16 to 09/01/36	2,044,634	2,351,417

7.00%, 06/01/16 to 10/01/34	3,130,504	3,662,289

7.50%, 04/01/17 to 05/01/35	1,296,675	1,592,076

3.50%, 08/01/26	2,901,760	3,114,158

8.50%, 08/01/31	125,241	157,544

8.00%, 08/01/32	103,752	128,816

5.00%, 07/01/34 to 06/01/40	11,906,688	13,043,231

4.50%, 06/01/41	8,185,837	8,813,479

Pass Through Ctfs., ARM 2.82%, 12/01/36(d)	315,598	337,587

3.15%, 02/01/37(d)	107,615	114,218

2.93%, 05/01/37(d)	575,310	616,386

Pass Through Ctfs., TBA 2.50%, 12/01/27(h)	10,000,000	10,434,375

3.50%, 01/01/43(h)	14,500,000	15,399,454

4.00%, 01/01/43(h)	19,500,000	20,776,642

		93,066,431

Federal National Mortgage Association (FNMA)–9.45%

Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/37	1,712,313	2,083,680

7.00%, 12/01/15 to 02/01/34	1,572,931	1,825,662

6.50%, 05/01/16 to 01/01/37	621,814	716,500

6.00%, 05/01/17 to 10/01/39	362,453	398,817

5.00%, 03/01/18 to 12/01/39	3,723,883	4,098,552

5.50%, 11/01/18 to 06/01/40	6,053,287	6,654,837

8.00%, 08/01/21 to 04/01/33	243,127	298,182

9.50%, 04/01/30	59,035	71,277

8.50%, 10/01/32	196,334	246,342

Pass Through Ctfs., ARM 2.33%, 05/01/35(d)	920,769	982,737

2.61%, 01/01/37(d)	410,178	434,683

2.90%, 03/01/38(d)	217,038	231,548

Pass Through Ctfs., TBA 2.50%, 12/01/27(h)	4,500,000	4,708,125

3.00%, 12/01/27 to 01/01/43(h)	16,500,000	17,341,816

4.00%, 01/01/43(h)	12,960,000	13,877,324

		53,970,082

	Principal Amount	Value

Government National Mortgage Association (GNMA)–0.96%

Pass Through Ctfs., 7.50%, 06/15/23 to 05/15/32	$59,738	$69,370

9.00%, 09/15/24 to 10/15/24	24,539	24,814

8.50%, 02/15/25	7,798	7,936

8.00%, 08/15/25 to 09/15/26	106,527	124,046

6.56%, 01/15/27	174,185	205,111

7.00%, 04/15/28 to 09/15/32	505,111	602,823

6.00%, 11/15/28 to 02/15/33	182,316	206,644

6.50%, 01/15/29 to 09/15/34	366,709	435,569

5.50%, 06/15/35	300,321	331,610

5.00%, 07/15/35 to 08/15/35	77,377	84,581

Pass Through Ctfs., ARM, 2.00%, 01/20/25 to 05/20/25(d)	103,129	107,461

3.00%, 06/20/25(d)	11,595	12,116

Pass Through Ctfs., TBA, 3.50%, 12/01/42(h)	3,000,000	3,271,406

		5,483,487

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $151,947,590)		154,868,069

Asset-Backed Securities–13.27%

AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	3,135,000	3,311,654

Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	9,074	9,081

Banc of America Mortgage Securities Inc., Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.11%, 01/25/36(d)	855,284	745,123

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.44%, 08/25/33(d)	852,865	816,510

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	1,405,000	1,510,169

Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,675,000	2,909,107

Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(d)	45,000	48,830

Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.45%, 03/11/39(d)	2,948,000	3,342,714

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.45%, 03/11/39(d)	24,658	25,813

Series 2006-T24, Class A3, Pass Through Ctfs., 5.53%, 10/12/41	684,457	700,990

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	3,040,000	3,525,894

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Asset-Backed Securities–(continued)

Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	$3,050,000	$3,053,735

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, Variable Rate Pass Through Ctfs., 5.74%, 03/15/49(d)	625,000	719,204

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.50%, 08/25/34(d)	2,702,323	2,681,412

Commercial Mortgage Trust, Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.71%, 07/16/34(b)(d)	250	250

Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.89%, 06/25/33(d)	178,442	163,859

Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47	112,972	112,613

Countrywide Home Loan Mortgage Pass Through Trust, Series 2007- 13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	1,557,586	1,399,725

Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(d)	1,016,923	966,655

Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $502,030)(b)	487,408	516,367

Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.86%, 09/15/15(d)	1,175,000	1,176,870

First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	536,122	544,074

Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	602,824	512,131

Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class B, Pass Through Ctfs., 3.88%, 05/05/27(b)	3,000,000	3,141,451

GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	70,000	70,684

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	2,760,000	2,988,983

Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	1,500,000	1,638,835

	Principal Amount	Value

Asset-Backed Securities–(continued)

Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.66%, 06/20/35(d)	$55,615	$49,779

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	900,000	1,034,230

LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, Pass Through Ctfs., 4.74%, 02/15/30	780,000	837,734

Series 2006-C1, Class A4, Pass Through Ctfs., 5.16%, 02/15/31	845,000	947,115

Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	346,503

Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	841,121	833,797

Morgan Stanley Capital I Trust, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	2,202	2,208

Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(d)	35,000	38,823

Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(d)	2,615,000	2,757,634

Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	2,638,000	2,894,542

Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.75%, 08/25/31(d)	382,777	246,391

RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(d)	3,600,000	3,794,117

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,545,000	1,617,715

Series 2012-6, Class A2, Pass Through Ctfs., 0.47%, 09/15/15	2,300,000	2,300,241

Sequoia Mortgage Trust, Series 2012-1, Class 1A1, Floating Rate Pass Through Ctfs., 2.87%, 01/25/42(d)	1,590,050	1,627,732

Series 2012-2, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/42(d)	2,617,882	2,692,673

Specialty Underwriting & Residential Finance, Series 2004- BC2, Class A2, Floating Rate Pass Through Ctfs., 0.75%, 05/25/35(d)	41,645	34,899

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Asset-Backed Securities–(continued)

Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 4A2, Floating Rate Pass Through Ctfs., 5.19%, 04/25/47(d)	$1,100,000	$718,911

Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 0.95%, 11/25/33(d)	39,092	36,329

Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	896,291	739,883

Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	3,670,000	4,002,157

Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(d)	1,349,093	1,499,858

Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(d)	1,515,000	1,615,495

Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(d)	1,680,000	1,857,578

WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.46%, 08/25/33(d)	2,023,873	2,081,020

Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.49%, 09/25/35(d)	525,000	464,374

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(d)	1,732,146	1,778,316

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)	2,239,711	2,281,286

Total Asset-Backed Securities (Cost $67,487,491)		75,764,073

U.S. Treasury Securities–11.96%

U.S. Treasury Bills–0.02%

0.18%, 11/14/13(i)(j)	100,000	99,846

U.S. Treasury Bonds–1.90%

6.25%, 05/15/30	2,000,000	3,156,417

3.50%, 02/15/39	940,000	1,087,998

4.25%, 05/15/39	20,000	26,115

4.50%, 08/15/39	1,405,000	1,905,063

3.13%, 02/15/42	4,350,000	4,667,191

		10,842,784

U.S. Treasury Notes–10.04%

1.88%, 02/28/14	8,010,000	8,173,206

2.25%, 05/31/14	19,595,000	20,184,338

2.63%, 07/31/14	4,300,000	4,469,678

	Principal Amount	Value

U.S. Treasury Notes–(continued)

2.38%, 10/31/14	$1,875,000	$1,950,476

2.13%, 11/30/14	625,000	648,094

2.63%, 12/31/14	2,000,000	2,097,972

1.25%, 08/31/15	350,000	358,950

2.00%, 04/30/16	1,000,000	1,054,975

1.00%, 10/31/16	3,000,000	3,064,660

0.88%, 04/30/17	1,700,000	1,725,952

2.75%, 05/31/17	4,000,000	4,395,468

3.63%, 08/15/19	100,000	117,424

2.00%, 11/15/21	1,250,000	1,311,597

1.75%, 05/15/22	7,575,000	7,730,548

3.88%, 08/15/40	50,000	61,561

		57,344,899

Total U.S. Treasury Securities (Cost $65,459,001)		68,287,529

U.S. Government Sponsored Agency Securities–0.87%

Federal Home Loan Mortgage Corp. (FHLMC)–0.87%

Sr. Unsec. Global Notes, 5.50%, 08/23/17	2,740,000	3,346,199

6.25%, 07/15/32	1,080,000	1,637,002

Total U.S. Government Sponsored Agency Securities (Cost $4,261,654)		4,983,201

	Shares

Preferred Stocks–0.67%

Consumer Finance–0.00%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)	4	3,895

Diversified Banks–0.37%

CoBank ACB, Series F, 6.25% Pfd.(b)	20,000	2,042,500

Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	1,910	46,012

		2,088,512

Multi-Line Insurance–0.02%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	4,070	113,431

Office REIT’s–0.00%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	200	5,390

Regional Banks–0.14%

PNC Financial Services Group Inc., Series P, 6.13% Pfd.	27,000	736,020

Zions Bancorp., Series C, 9.50% Pfd.	2,440	63,562

		799,582

Reinsurance–0.14%

Reinsurance Group of America, Inc., Unsec. Sub. 6.20% Pfd.	30,000	805,500

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

		Shares	Value

Tires & Rubber–0.00%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		165	$7,415

Total Preferred Stocks (Cost $3,645,313)			3,823,725

		Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.29%(k)

Broadcasting–0.02%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	136,552

Casinos & Gaming–0.06%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	125,173

Codere Finance Luxembourg S.A. (Spain), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	100,000	104,040

Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	19,000	20,180

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	75,000	78,432

			327,825

Construction Materials–0.01%

Cemex Finance Europe B.V. (Mexico), Sr. Unsec. Gtd. Euro Notes, 4.75%, 03/05/14	EUR	50,000	66,163

Distillers & Vintners–0.01%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)	EUR	100,000	66,651

Diversified Banks–0.03%

Export-Import Bank of Korea (South Korea), Sr. Unsec. Notes, 4.00%, 11/26/15(b)	PHP	3,300,000	85,205

Itau Unibanco Holding S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	150,000	78,476

			163,681

Electric Utilities–0.02%

RusHydro JSC via RusHydro Finance Ltd. (Russia), Sr. Unsec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	2,800,000	89,838

Health Care Technology–0.01%

Cegedim S.A. (France), Sr. Unsec. Euro Bonds, 7.00%, 07/27/15	EUR	50,000	65,187

		Principal Amount	Value

Investment Banking & Brokerage–0.03%

Morgan Stanley, Sr. Unsec. Notes, 10.09%, 05/03/17(b)	BRL	340,000	$174,099

Investment Companies–0.02%

Boparan Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	100,000	145,006

Sovereign Debt–0.08%

Mexican Bonos (Mexico), Series M, Bonds, 8.00%, 06/11/20	MXN	2,000,000	181,242

Series M10, Bonds, 7.75%, 12/14/17	MXN	350,000	30,249

Series M20, Bonds, 10.00%, 12/05/24	MXN	1,300,000	139,804

Peruvian Government International Bond (Peru), Sr. Unsec. Notes, 8.60%, 08/12/17(b)	PEN	210,000	100,359

			451,654

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,752,410)			1,686,656

Municipal Obligations–0.22%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57		$500,000	601,735

Series 2010, Build America RB, 6.66%, 04/01/57		550,000	658,526

Total Municipal Obligations (Cost $1,050,000)			1,260,261

		Shares

Money Market Funds–12.64%

Liquid Assets Portfolio –Institutional Class (l)		36,104,564	36,104,564

Premier Portfolio –Institutional Class (l)		36,104,565	36,104,565

Total Money Market Funds (Cost $72,209,129)			72,209,129

TOTAL INVESTMENTS–114.53% (Cost $618,592,842)			654,068,642

OTHER ASSETS LESS LIABILITIES–(14.53)%			(82,997,320)

NET ASSETS–100.00%			$571,071,322

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
Gtd.	— Guaranteed
IO	— Interest Only
Jr.	— Junior
MXN	— Mexican Peso
PEN	— Peru Nuevo Sol
Pfd.	— Preferred
PHP	— Philippine Peso
PIK	— Payment in Kind
RB	— Revenue Bonds
REGS	— Regulation S
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
RUB	— Russian Rouble
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
TBA	— To Be Announced
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $93,830,501, which represented 16.43% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $114,200, which represented 0.02% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(e)	Perpetual bond with no specified maturity date.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(k)	Foreign denominated security. Principal amount is denominated in currency indicated.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Core Plus Bond Fund

A.	Security Valuations–(continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Core Plus Bond Fund

E.	Foreign Currency Translations –(continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an

Invesco Core Plus Bond Fund

H.	Swap Agreements–(continued)

upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
L.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco Core Plus Bond Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$73,986,459	$2,046,395	$--	$76,032,854
U.S. Treasury Securities	--	68,287,529	--	68,287,529
U.S. Government Sponsored Securities	--	159,851,270	--	159,851,270
Corporate Debt Securities	--	258,124,410	--	258,124,410
Asset-Backed Securities	--	75,764,073	--	75,764,073
Municipal Obligations	--	1,260,261	--	1,260,261
Foreign Securities Debt	--	1,686,656	--	1,686,656
Foreign Sovereign Debt	--	13,061,589	--	13,061,589
	73,986,459	580,082,183	--	654,068,642
Foreign Currency Contracts*	--	(12,574)	--	(12,574)
Futures*	(8,838)	--	--	(8,838)
Swap Agreements*	--	(313,159)	--	(313,159)
Total Investments	$73,977,621	$579,756,450	$--	$653,734,071
*	Unrealized appreciation (depreciation).

Invesco Core Plus Bond Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
02/08/13	RBC Dain Rauscher	EUR	521,000	USD	665,452	$678,026	$(12,574)

Closed Foreign Currency Contracts
							Realized
Closed		Contract to				Notional	Gain
Date	Counterparty	Deliver		Receive		Value	(Loss)
11/19/12	RBC Dain Rauscher	EUR	20,000	USD	25,545	$25,613	$(68)
Total foreign currency contracts							$(12,642)

Currency Abbreviations:
EUR -- Euro
USD -- U.S. Dollar

Invesco Core Plus Bond Fund

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5 Year Notes	4	March-2013	$498,875	$1,210
Short Contracts
U.S. 10 Year Treasury	53	March-2013	(7,082,953)	(10,048)
Total				$(8,838)

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00)	06/20/17	1.32%	5,500,000	390,012	(313,159)
(a)	Implied credit spreads represent the current level as of November 30, 2012 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $346,204,885 and $315,900,347, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $753,398 and $3,311,075. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$35,419,492
Aggregate unrealized (depreciation) of investment securities	(850,586)
Net unrealized appreciation of investment securities	$34,568,906
Cost of investments for tax purposes is $619,499,736.

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	MS-EWSP-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.34%

Advertising–0.37%

Interpublic Group of Cos., Inc. (The)	209,418	$2,265,903

Omnicom Group Inc.	45,229	2,249,690

		4,515,593

Aerospace & Defense–2.25%

Boeing Co. (The)	34,226	2,542,307

General Dynamics Corp.	36,533	2,429,445

Honeywell International Inc.	39,981	2,452,035

L-3 Communications Holdings, Inc.	33,374	2,564,792

Lockheed Martin Corp.	26,380	2,461,254

Northrop Grumman Corp.	36,781	2,453,293

Precision Castparts Corp.	15,116	2,772,123

Raytheon Co.	42,201	2,410,943

Rockwell Collins, Inc.	45,936	2,626,620

Textron Inc.	86,026	2,020,751

United Technologies Corp.	29,589	2,370,375

		27,103,938

Agricultural Products–0.20%

Archer-Daniels-Midland Co.	89,728	2,395,738

Air Freight & Logistics–0.81%

C.H. Robinson Worldwide, Inc.	42,599	2,630,062

Expeditors International of Washington, Inc.	62,301	2,331,304

FedEx Corp.	27,062	2,422,861

United Parcel Service, Inc. -Class B	33,111	2,420,745

		9,804,972

Airlines–0.21%

Southwest Airlines Co.	268,988	2,563,456

Aluminum–0.17%

Alcoa Inc.	247,939	2,085,167

Apparel Retail–1.20%

Abercrombie & Fitch Co. -Class A	61,984	2,844,446

Gap, Inc. (The)	69,310	2,388,422

Limited Brands, Inc.	48,493	2,528,910

Ross Stores, Inc.	35,851	2,040,639

TJX Cos., Inc. (The)	52,511	2,328,338

Urban Outfitters, Inc. (b)	61,438	2,316,213

		14,446,968

Apparel, Accessories & Luxury Goods–0.77%

Coach, Inc.	39,311	2,273,748

Fossil, Inc. (b)	26,065	2,253,059

Ralph Lauren Corp.	14,975	2,352,423

VF Corp.	14,846	2,382,931

		9,262,161

	Shares	Value

Application Software–0.96%

Adobe Systems Inc. (b)	73,155	$2,531,895

Autodesk, Inc. (b)	72,892	2,414,912

Citrix Systems, Inc. (b)	29,846	1,825,381

Intuit Inc.	40,472	2,424,678

Salesforce.com, Inc. (b)	15,302	2,412,666

		11,609,532

Asset Management & Custody Banks–2.01%

Ameriprise Financial, Inc.	41,210	2,500,211

Bank of New York Mellon Corp. (The)	103,290	2,472,763

BlackRock, Inc.	13,331	2,626,740

Federated Investors, Inc. -Class B (c)	112,170	2,226,575

Franklin Resources, Inc.	19,060	2,516,301

Invesco Ltd. (d)	94,489	2,361,280

Legg Mason, Inc.	90,527	2,311,154

Northern Trust Corp.	49,657	2,384,529

State Street Corp.	55,548	2,468,553

T. Rowe Price Group Inc.	37,071	2,397,382

		24,265,488

Auto Parts & Equipment–0.36%

BorgWarner, Inc. (b)	31,246	2,071,610

Johnson Controls, Inc.	83,551	2,300,994

		4,372,604

Automobile Manufacturers–0.22%

Ford Motor Co.	231,693	2,652,885

Automotive Retail–0.87%

AutoNation, Inc. (b)(c)	57,854	2,252,835

AutoZone, Inc. (b)	6,931	2,659,910

CarMax, Inc. (b)	75,439	2,735,418

O’Reilly Automotive, Inc. (b)	30,355	2,855,798

		10,503,961

Biotechnology–1.04%

Alexion Pharmaceuticals, Inc. (b)	22,084	2,120,506

Amgen Inc.	29,986	2,662,757

Biogen Idec Inc. (b)	15,817	2,358,156

Celgene Corp. (b)	31,987	2,513,858

Gilead Sciences, Inc. (b)	39,349	2,951,175

		12,606,452

Brewers–0.18%

Molson Coors Brewing Co. -Class B	53,187	2,205,133

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Broadcasting–0.60%

CBS Corp. -Class B	65,672	$2,362,878

Discovery Communications, Inc. -Class A (b)	41,505	2,507,317

Scripps Networks Interactive -Class A	39,141	2,310,885

		7,181,080

Building Products–0.22%

Masco Corp.	154,412	2,618,828

Cable & Satellite–0.77%

Cablevision Systems Corp. -Class A	143,682	1,988,559

Comcast Corp. -Class A	69,113	2,569,621

DIRECTV (b)	45,070	2,239,979

Time Warner Cable Inc.	26,409	2,505,950

		9,304,109

Casinos & Gaming–0.41%

International Game Technology	184,548	2,559,681

Wynn Resorts Ltd.	21,588	2,426,491

		4,986,172

Coal & Consumable Fuels–0.39%

CONSOL Energy Inc.	74,336	2,330,434

Peabody Energy Corp.	95,264	2,392,079

		4,722,513

Commercial Printing–0.16%

R. R. Donnelley & Sons Co. (c)	205,710	1,933,674

Communications Equipment–1.35%

Cisco Systems, Inc.	125,178	2,367,116

F5 Networks, Inc. (b)	23,533	2,204,571

Harris Corp.	48,291	2,275,955

JDS Uniphase Corp. (b)	181,527	2,201,923

Juniper Networks, Inc. (b)	126,214	2,269,328

Motorola Solutions, Inc.	48,272	2,628,410

QUALCOMM, Inc.	37,603	2,392,303

		16,339,606

Computer & Electronics Retail–0.37%

Best Buy Co., Inc.	131,309	1,721,461

GameStop Corp. -Class A (c)	105,387	2,766,409

		4,487,870

Computer Hardware–0.50%

Apple Inc.	3,530	2,066,039

Dell Inc.	225,274	2,171,641

Hewlett-Packard Co.	134,272	1,744,193

		5,981,873

Computer Storage & Peripherals–0.86%

EMC Corp. (b)	87,570	2,173,487

NetApp, Inc. (b)	68,129	2,160,371

SanDisk Corp. (b)	53,396	2,087,784

Seagate Technology PLC (c)	80,043	2,009,079

Western Digital Corp.	59,447	1,987,908

		10,418,629

	Shares	Value

Construction & Engineering–0.57%

Fluor Corp.	40,560	$2,152,925

Jacobs Engineering Group, Inc. (b)	56,317	2,305,618

Quanta Services, Inc. (b)	94,489	2,443,485

		6,902,028

Construction & Farm Machinery & Heavy Trucks–0.98%

Caterpillar Inc.	26,185	2,232,009

Cummins Inc.	23,774	2,333,656

Deere & Co.	29,752	2,500,655

Joy Global Inc.	39,605	2,257,089

PACCAR Inc.	56,672	2,490,168

		11,813,577

Construction Materials–0.22%

Vulcan Materials Co.	49,617	2,621,762

Consumer Electronics–0.16%

Harman International Industries, Inc.	49,406	1,954,501

Consumer Finance–0.80%

American Express Co.	41,162	2,300,956

Capital One Financial Corp.	41,092	2,366,899

Discover Financial Services	62,063	2,582,441

SLM Corp.	145,394	2,406,271

		9,656,567

Data Processing & Outsourced Services–1.82%

Automatic Data Processing, Inc.	41,739	2,369,106

Computer Sciences Corp.	70,349	2,677,483

Fidelity National Information Services, Inc.	76,962	2,778,328

Fiserv, Inc. (b)	33,983	2,616,351

MasterCard, Inc. -Class A	5,371	2,624,700

Paychex, Inc.	70,798	2,303,767

Total System Services, Inc.	102,251	2,244,409

Visa Inc. -Class A	18,177	2,721,279

Western Union Co. (The)	127,667	1,609,881

		21,945,304

Department Stores–0.68%

JC Penney Co., Inc.	84,653	1,518,675

Kohl’s Corp.	45,687	2,039,924

Macy’s, Inc.	62,174	2,406,134

Nordstrom, Inc.	42,385	2,292,605

		8,257,338

Distillers & Vintners–0.64%

Beam Inc.	41,371	2,321,327

Brown-Forman Corp. -Class B	38,007	2,667,331

Constellation Brands, Inc. -Class A (b)	75,791	2,719,381

		7,708,039

Distributors–0.21%

Genuine Parts Co.	38,627	2,514,231

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Banks–0.55%

Comerica Inc.	73,863	$2,185,606

U.S. Bancorp	69,846	2,253,232

Wells Fargo & Co.	67,526	2,229,033

		6,667,871

Diversified Chemicals–0.97%

Dow Chemical Co. (The)	75,650	2,283,874

E. I. du Pont de Nemours and Co.	46,701	2,014,681

Eastman Chemical Co.	41,604	2,531,603

FMC Corp.	41,668	2,310,907

PPG Industries, Inc.	20,529	2,551,139

		11,692,204

Diversified Metals & Mining–0.43%

Freeport-McMoRan Copper & Gold Inc.	57,216	2,231,996

Titanium Metals Corp.	176,408	2,931,901

		5,163,897

Diversified REIT’s–0.18%

Vornado Realty Trust	28,661	2,190,560

Diversified Support Services–0.41%

Cintas Corp.	58,478	2,423,328

Iron Mountain Inc.	79,736	2,519,658

		4,942,986

Drug Retail–0.39%

CVS Caremark Corp.	51,941	2,415,776

Walgreen Co.	67,732	2,296,792

		4,712,568

Education Services–0.13%

Apollo Group, Inc. -Class A (b)	82,927	1,591,369

Electric Utilities–2.57%

American Electric Power Co., Inc.	55,879	2,383,239

Duke Energy Corp.	38,007	2,425,607

Edison International	54,011	2,456,420

Entergy Corp.	35,688	2,267,616

Exelon Corp.	67,883	2,051,424

FirstEnergy Corp.	56,369	2,393,428

NextEra Energy, Inc.	35,988	2,472,735

Northeast Utilities	64,628	2,503,689

Pepco Holdings, Inc. (c)	128,474	2,536,077

Pinnacle West Capital Corp.	45,559	2,344,466

PPL Corp.	83,925	2,463,199

Southern Co. (The)	54,155	2,358,450

Xcel Energy, Inc.	86,699	2,345,208

		31,001,558

Electrical Components & Equipment–0.64%

Emerson Electric Co.	48,979	2,460,215

Rockwell Automation, Inc.	34,454	2,730,135

Roper Industries, Inc.	23,190	2,586,381

		7,776,731

	Shares	Value

Electronic Components–0.39%

Amphenol Corp. -Class A	38,614	$2,390,979

Corning Inc.	185,954	2,274,217

		4,665,196

Electronic Equipment & Instruments–0.20%

FLIR Systems, Inc.	115,736	2,361,014

Electronic Manufacturing Services–0.55%

Jabil Circuit, Inc.	107,476	2,042,044

Molex Inc. (c)	87,288	2,302,658

TE Connectivity Ltd. (Switzerland)	65,743	2,313,496

		6,658,198

Environmental & Facilities Services–0.60%

Republic Services, Inc.	85,274	2,427,751

Stericycle, Inc. (b)	26,185	2,447,512

Waste Management, Inc.	71,841	2,339,861

		7,215,124

Fertilizers & Agricultural Chemicals–0.58%

CF Industries Holdings, Inc.	10,906	2,334,211

Monsanto Co.	27,421	2,511,490

Mosaic Co. (The)	40,133	2,169,590

		7,015,291

Food Distributors–0.21%

Sysco Corp.	80,386	2,544,217

Food Retail–0.62%

Kroger Co. (The)	102,508	2,689,810

Safeway Inc. (c)	144,704	2,475,885

Whole Foods Market, Inc.	24,955	2,329,799

		7,495,494

Footwear–0.20%

NIKE, Inc. -Class B	25,245	2,460,883

Gas Utilities–0.38%

AGL Resources Inc.	59,202	2,307,694

ONEOK, Inc.	51,809	2,324,670

		4,632,364

General Merchandise Stores–0.99%

Big Lots, Inc. (b)	76,648	2,158,408

Dollar General Corp. (b)	51,370	2,568,500

Dollar Tree, Inc. (b)	51,688	2,157,457

Family Dollar Stores, Inc.	38,001	2,705,671

Target Corp.	37,725	2,381,579

		11,971,615

Gold–0.17%

Newmont Mining Corp.	42,651	2,008,436

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Distributors–0.86%

AmerisourceBergen Corp.	65,303	$2,757,093

Cardinal Health, Inc.	63,584	2,571,973

McKesson Corp.	27,914	2,637,035

Patterson Cos. Inc.	70,942	2,419,122

		10,385,223

Health Care Equipment–2.57%

Baxter International Inc.	40,338	2,673,199

Becton, Dickinson and Co.	30,819	2,362,893

Boston Scientific Corp. (b)	419,197	2,322,351

C.R. Bard, Inc.	23,864	2,362,775

CareFusion Corp. (b)	87,570	2,444,954

Covidien PLC	41,336	2,402,035

Edwards Lifesciences Corp. (b)	23,213	2,014,192

Intuitive Surgical, Inc. (b)	4,863	2,572,527

Medtronic, Inc.	56,672	2,386,458

St. Jude Medical, Inc.	58,213	1,995,542

Stryker Corp.	43,558	2,359,101

Varian Medical Systems, Inc. (b)	39,605	2,739,082

Zimmer Holdings, Inc.	36,467	2,405,728

		31,040,837

Health Care Facilities–0.25%

Tenet Healthcare Corp. (b)	105,890	3,066,574

Health Care Services–0.77%

DaVita HealthCare Partners Inc. (b)	24,780	2,676,240

Express Scripts Holding Co. (b)	38,823	2,090,619

Laboratory Corp. of America Holdings (b)	26,812	2,268,027

Quest Diagnostics Inc.	39,643	2,290,572

		9,325,458

Health Care Supplies–0.21%

DENTSPLY International Inc.	64,782	2,571,845

Health Care Technology–0.22%

Cerner Corp. (b)	33,870	2,615,441

Home Entertainment Software–0.21%

Electronic Arts Inc. (b)	168,256	2,491,871

Home Furnishings–0.23%

Leggett & Platt, Inc.	97,588	2,717,826

Home Improvement Retail–0.47%

Home Depot, Inc. (The)	41,030	2,669,822

Lowe’s Cos., Inc.	82,983	2,994,857

		5,664,679

Homebuilding–0.60%

D.R. Horton, Inc.	110,946	2,159,009

Lennar Corp. -Class A (c)	66,896	2,544,724

PulteGroup Inc. (b)	147,682	2,482,534

		7,186,267

	Shares	Value

Homefurnishing Retail–0.17%

Bed Bath & Beyond Inc. (b)	34,073	$2,000,767

Hotels, Resorts & Cruise Lines–0.75%

Carnival Corp.	64,270	2,484,678

Marriott International Inc. -Class A	58,647	2,128,300

Starwood Hotels & Resorts Worldwide, Inc.	40,192	2,168,760

Wyndham Worldwide Corp.	45,389	2,228,146

		9,009,884

Household Appliances–0.25%

Whirlpool Corp.	29,273	2,981,162

Household Products–0.84%

Clorox Co. (The)	34,561	2,638,732

Colgate-Palmolive Co.	23,515	2,551,378

Kimberly-Clark Corp.	29,507	2,529,340

Procter & Gamble Co. (The)	35,276	2,463,323

		10,182,773

Housewares & Specialties–0.22%

Newell Rubbermaid Inc.	123,781	2,699,664

Human Resource & Employment Services–0.21%

Robert Half International, Inc.	88,878	2,511,692

Hypermarkets & Super Centers–0.40%

Costco Wholesale Corp.	23,875	2,482,761

Wal-Mart Stores, Inc.	32,747	2,358,439

		4,841,200

Independent Power Producers & Energy Traders–0.38%

AES Corp. (The)	210,866	2,249,940

NRG Energy, Inc.	110,394	2,329,314

		4,579,254

Industrial Conglomerates–0.59%

3M Co.	25,959	2,360,971

Danaher Corp.	44,552	2,404,471

General Electric Co.	110,344	2,331,569

		7,097,011

Industrial Gases–0.62%

Air Products & Chemicals, Inc.	28,537	2,366,859

Airgas, Inc.	29,734	2,633,540

Praxair, Inc.	22,602	2,423,161

		7,423,560

Industrial Machinery–2.27%

Dover Corp.	39,579	2,516,829

Eaton Corp. (c)	51,655	2,694,325

Flowserve Corp.	18,101	2,507,893

Illinois Tool Works Inc.	39,916	2,457,628

Ingersoll-Rand PLC	52,829	2,576,999

Pall Corp.	38,072	2,264,523

Parker Hannifin Corp.	28,243	2,320,162

Pentair Ltd. (b)	54,511	2,643,238

Snap-on Inc.	33,224	2,639,315

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–(continued)

Stanley Black & Decker Inc.	31,808	$2,287,313

Xylem, Inc.	95,413	2,489,325

		27,397,550

Industrial REIT’s–0.19%

Prologis, Inc.	66,135	2,244,622

Insurance Brokers–0.42%

Aon PLC	45,945	2,609,676

Marsh & McLennan Cos., Inc.	69,906	2,462,089

		5,071,765

Integrated Oil & Gas–0.92%

Chevron Corp.	20,807	2,199,092

Exxon Mobil Corp.	26,432	2,329,716

Hess Corp.	43,519	2,158,978

Murphy Oil Corp.	43,379	2,461,324

Occidental Petroleum Corp.	26,532	1,995,472

		11,144,582

Integrated Telecommunication Services–0.94%

AT&T Inc.	65,478	2,234,764

CenturyLink Inc.	57,581	2,236,446

Frontier Communications Corp. (c)	524,673	2,523,677

Verizon Communications Inc.	54,787	2,417,202

Windstream Corp. (c)	226,320	1,896,562

		11,308,651

Internet Retail–1.12%

Amazon.com, Inc. (b)	9,338	2,353,643

Expedia, Inc.	43,659	2,700,746

Netflix Inc. (b)	40,305	3,293,321

Priceline.com Inc. (b)	3,827	2,537,913

TripAdvisor Inc. (b)	67,657	2,583,821

		13,469,444

Internet Software & Services–0.99%

Akamai Technologies, Inc. (b)	62,509	2,289,079

eBay Inc. (b)	48,823	2,578,831

Google Inc. -Class A (b)	3,437	2,400,298

VeriSign, Inc. (b)	51,039	1,741,961

Yahoo! Inc. (b)	154,706	2,903,832

		11,914,001

Investment Banking & Brokerage–0.74%

Charles Schwab Corp. (The)	169,072	2,214,843

E*TRADE Financial Corp. (b)	246,936	2,079,201

Goldman Sachs Group, Inc. (The)	20,102	2,367,815

Morgan Stanley	133,756	2,256,464

		8,918,323

	Shares	Value

IT Consulting & Other Services–0.92%

Accenture PLC -Class A	37,026	$2,514,806

Cognizant Technology Solutions Corp. -Class A (b)	34,361	2,310,090

International Business Machines Corp.	11,796	2,242,065

SAIC, Inc.	187,960	2,167,179

Teradata Corp. (b)	32,425	1,928,639

		11,162,779

Leisure Products–0.40%

Hasbro, Inc.	61,054	2,348,137

Mattel, Inc.	67,451	2,530,087

		4,878,224

Life & Health Insurance–1.36%

Aflac, Inc.	49,127	2,603,240

Lincoln National Corp.	94,562	2,335,682

MetLife, Inc.	67,302	2,233,753

Principal Financial Group, Inc.	83,666	2,271,532

Prudential Financial, Inc.	41,611	2,168,765

Torchmark Corp.	46,241	2,404,070

Unum Group	116,621	2,377,902

		16,394,944

Life Sciences Tools & Services–1.02%

Agilent Technologies, Inc.	61,407	2,351,274

Life Technologies Corp. (b)	49,850	2,460,098

PerkinElmer, Inc.	80,359	2,543,362

Thermo Fisher Scientific, Inc.	40,252	2,558,015

Waters Corp. (b)	28,688	2,425,570

		12,338,319

Managed Health Care–1.24%

Aetna Inc.	62,493	2,699,073

Cigna Corp.	51,039	2,667,809

Coventry Health Care, Inc.	58,689	2,563,535

Humana Inc.	34,303	2,243,759

UnitedHealth Group Inc.	44,971	2,445,973

WellPoint, Inc.	41,811	2,337,235

		14,957,384

Metal & Glass Containers–0.41%

Ball Corp.	56,369	2,519,131

Owens-Illinois, Inc. (b)	122,169	2,447,045

		4,966,176

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	52,658	2,472,820

Movies & Entertainment–0.81%

News Corp. -Class A	98,893	2,436,723

Time Warner Inc.	54,566	2,580,972

Viacom Inc. -Class B	46,800	2,415,348

Walt Disney Co. (The)	46,603	2,314,305

		9,747,348

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Line Insurance–0.97%

American International Group, Inc. (b)	69,666	$2,308,035

Assurant, Inc.	63,934	2,187,182

Genworth Financial Inc. -Class A (b)	398,648	2,371,956

Hartford Financial Services Group, Inc. (The)	119,947	2,540,477

Loews Corp.	57,149	2,336,251

		11,743,901

Multi-Sector Holdings–0.19%

Leucadia National Corp.	102,122	2,262,002

Multi-Utilities–2.76%

Ameren Corp.	74,677	2,238,070

CenterPoint Energy, Inc.	116,067	2,290,002

CMS Energy Corp.	105,205	2,570,158

Consolidated Edison, Inc.	40,790	2,275,674

Dominion Resources, Inc.	46,188	2,360,669

DTE Energy Co.	41,484	2,513,101

Integrys Energy Group, Inc.	45,618	2,425,509

NiSource Inc.	95,264	2,302,531

PG&E Corp.	56,408	2,309,907

Public Service Enterprise Group Inc.	76,576	2,304,172

SCANA Corp.	50,385	2,334,841

Sempra Energy	37,082	2,537,150

TECO Energy, Inc.	139,732	2,348,895

Wisconsin Energy Corp.	65,285	2,450,146

		33,260,825

Office Electronics–0.18%

Xerox Corp.	310,397	2,113,804

Office REIT’s–0.18%

Boston Properties, Inc.	21,019	2,157,180

Office Services & Supplies–0.36%

Avery Dennison Corp.	76,624	2,563,073

Pitney Bowes Inc. (c)	159,772	1,787,848

		4,350,921

Oil & Gas Drilling–1.14%

Diamond Offshore Drilling, Inc.	35,337	2,438,253

Ensco PLC -Class A (United Kingdom)	41,969	2,443,855

Helmerich & Payne, Inc.	47,381	2,473,288

Nabors Industries Ltd. (b)	146,178	2,148,816

Noble Corp.	63,336	2,184,459

Rowan Cos. PLC -Class A (b)	65,689	2,084,312

		13,772,983

Oil & Gas Equipment & Services–1.05%

Baker Hughes Inc.	48,754	2,103,735

Cameron International Corp. (b)	41,357	2,231,210

FMC Technologies, Inc. (b)	48,832	1,995,276

Halliburton Co.	65,163	2,173,186

National Oilwell Varco Inc.	28,759	1,964,240

Schlumberger Ltd.	31,439	2,251,661

		12,719,308

	Shares	Value

Oil & Gas Exploration & Production–3.16%

Anadarko Petroleum Corp.	32,275	$2,362,207

Apache Corp.	26,381	2,033,711

Cabot Oil & Gas Corp.	53,198	2,505,626

Chesapeake Energy Corp.	118,895	2,024,782

ConocoPhillips	41,911	2,386,412

Denbury Resources Inc. (b)	138,227	2,132,843

Devon Energy Corp.	38,426	1,985,471

EOG Resources, Inc.	20,742	2,439,674

EQT Corp.	41,176	2,473,031

Marathon Oil Corp.	78,472	2,420,861

Newfield Exploration Co. (b)	69,290	1,686,519

Noble Energy, Inc.	25,211	2,464,375

Pioneer Natural Resources Co.	21,559	2,306,813

QEP Resources Inc.	73,441	2,065,161

Range Resources Corp.	34,802	2,228,024

Southwestern Energy Co. (b)	68,454	2,376,038

WPX Energy Inc. (b)	139,572	2,203,842

		38,095,390

Oil & Gas Refining & Marketing–0.85%

Marathon Petroleum Corp.	43,871	2,612,079

Phillips 66	52,208	2,734,133

Tesoro Corp.	59,724	2,525,131

Valero Energy Corp.	72,288	2,332,011

		10,203,354

Oil & Gas Storage & Transportation–0.57%

Kinder Morgan Inc.	67,339	2,276,732

Spectra Energy Corp.	84,712	2,367,700

Williams Cos., Inc. (The)	69,507	2,282,610

		6,927,042

Other Diversified Financial Services–0.61%

Bank of America Corp.	255,468	2,518,915

Citigroup Inc.	70,127	2,424,290

JPMorgan Chase & Co.	58,689	2,410,944

		7,354,149

Packaged Foods & Meats–2.93%

Campbell Soup Co. (c)	70,614	2,595,064

ConAgra Foods, Inc.	95,338	2,846,793

Dean Foods Co. (b)	151,253	2,592,476

General Mills, Inc.	62,734	2,571,467

H.J. Heinz Co.	43,410	2,537,749

Hershey Co. (The)	34,807	2,550,309

Hormel Foods Corp.	84,186	2,610,608

JM Smucker Co. (The)	28,332	2,506,249

Kellogg Co.	48,609	2,695,855

Kraft Foods Group, Inc. (b)	42,575	1,925,241

McCormick & Co., Inc.	38,731	2,500,473

Mead Johnson Nutrition Co.	32,459	2,213,379

Mondelez International Inc. -Class A	93,407	2,418,307

Tyson Foods, Inc. -Class A	148,221	2,841,397

		35,405,367

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Paper Packaging–0.43%

Bemis Co., Inc.	77,846	$2,615,626

Sealed Air Corp.	149,676	2,517,550

		5,133,176

Paper Products–0.41%

International Paper Co. (e)	68,685	2,550,961

MeadWestvaco Corp.	79,185	2,447,608

		4,998,569

Personal Products–0.37%

Avon Products, Inc.	149,768	2,089,264

Estee Lauder Cos. Inc. (The) -Class A	39,844	2,320,913

		4,410,177

Pharmaceuticals–2.45%

Abbott Laboratories	35,735	2,322,775

Allergan, Inc.	27,366	2,538,196

Bristol-Myers Squibb Co.	73,397	2,394,944

Eli Lilly & Co.	52,219	2,560,820

Forest Laboratories, Inc. (b)	69,966	2,480,994

Hospira, Inc. (b)	70,369	2,096,996

Johnson & Johnson	35,631	2,484,550

Merck & Co., Inc.	55,930	2,477,699

Mylan Inc. (b)	100,399	2,728,845

Perrigo Co.	21,695	2,245,433

Pfizer Inc.	102,508	2,564,750

Watson Pharmaceuticals, Inc. (b)	29,803	2,622,962

		29,518,964

Property & Casualty Insurance–1.64%

ACE Ltd.	31,671	2,509,293

Allstate Corp. (The)	61,207	2,477,659

Berkshire Hathaway Inc. -Class B (b)	27,504	2,422,552

Chubb Corp. (The)	32,067	2,468,838

Cincinnati Financial Corp.	61,146	2,477,636

Progressive Corp. (The)	117,238	2,491,308

Travelers Cos., Inc. (The)	35,574	2,519,351

XL Group PLC	98,853	2,405,094

		19,771,731

Publishing–0.61%

Gannett Co., Inc.	138,778	2,484,126

McGraw-Hill Cos., Inc. (The)	45,593	2,421,444

Washington Post Co. (The) -Class B (c)	6,781	2,489,034

		7,394,604

Railroads–0.53%

CSX Corp.	105,341	2,081,538

Norfolk Southern Corp.	32,664	1,972,252

Union Pacific Corp.	18,996	2,332,329

		6,386,119

Real Estate Services–0.19%

CBRE Group, Inc. -Class A (b)	119,829	2,268,363

	Shares	Value

Regional Banks–1.82%

BB&T Corp.	71,777	$2,021,958

Fifth Third Bancorp	154,608	2,263,461

First Horizon National Corp.	238,487	2,256,087

Huntington Bancshares Inc.	339,322	2,086,830

KeyCorp	269,881	2,180,638

M&T Bank Corp.	25,735	2,515,082

PNC Financial Services Group, Inc.	36,533	2,050,963

Regions Financial Corp.	320,174	2,135,561

SunTrust Banks, Inc.	81,568	2,214,571

Zions Bancorp.	114,273	2,293,459

		22,018,610

Research & Consulting Services–0.41%

Dun & Bradstreet Corp. (The)	28,988	2,295,270

Equifax Inc.	51,524	2,640,090

		4,935,360

Residential REIT’s–0.56%

Apartment Investment & Management Co. -Class A	88,975	2,230,603

AvalonBay Communities, Inc.	17,262	2,274,959

Equity Residential	40,506	2,248,488

		6,754,050

Restaurants–0.96%

Chipotle Mexican Grill, Inc. (b)	7,251	1,912,669

Darden Restaurants, Inc.	45,145	2,387,268

McDonald’s Corp.	26,605	2,315,699

Starbucks Corp.	48,348	2,507,811

Yum! Brands, Inc.	36,653	2,458,683

		11,582,130

Retail REIT’s–0.37%

Kimco Realty Corp.	116,011	2,234,372

Simon Property Group, Inc.	14,995	2,281,189

		4,515,561

Security & Alarm Services–0.45%

ADT Corp. (The)	62,854	2,884,998

Tyco International Ltd.	89,897	2,550,378

		5,435,376

Semiconductor Equipment–0.75%

Applied Materials, Inc.	202,466	2,172,460

KLA-Tencor Corp.	46,487	2,113,764

Lam Research Corp. (b)	71,025	2,494,398

Teradyne, Inc. (b)	148,491	2,322,399

		9,103,021

Semiconductors–2.36%

Advanced Micro Devices, Inc. (b)(c)	625,572	1,376,258

Altera Corp.	63,900	2,069,721

Analog Devices, Inc.	58,534	2,376,480

Broadcom Corp. -Class A (b)	67,339	2,180,437

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Semiconductors–(continued)

First Solar, Inc. (b)(c)	99,135	$2,675,654

Intel Corp. (e)	104,395	2,043,010

Linear Technology Corp.	72,459	2,404,914

LSI Corp. (b)	309,217	2,084,123

Microchip Technology Inc.	71,025	2,160,581

Micron Technology, Inc. (b)	364,138	2,177,545

NVIDIA Corp.	176,281	2,111,846

Texas Instruments Inc.	82,534	2,432,277

Xilinx, Inc.	69,251	2,399,547

		28,492,393

Soft Drinks–1.01%

Coca-Cola Co. (The)	64,001	2,426,918

Coca-Cola Enterprises, Inc.	78,271	2,440,490

Dr. Pepper Snapple Group, Inc.	55,346	2,482,268

Monster Beverage Corp. (b)	45,372	2,361,613

PepsiCo, Inc.	34,625	2,431,021

		12,142,310

Specialized Consumer Services–0.22%

H&R Block, Inc.	144,106	2,598,231

Specialized Finance–0.98%

CME Group Inc.	41,427	2,289,670

IntercontinentalExchange Inc. (b)	17,423	2,302,449

Moody’s Corp.	55,675	2,704,692

NASDAQ OMX Group, Inc. (The)	99,661	2,414,786

NYSE Euronext	90,797	2,120,110

		11,831,707

Specialized REIT’s–1.58%

American Tower Corp.	34,188	2,561,707

HCP, Inc.	52,556	2,367,648

Health Care REIT, Inc.	41,704	2,455,948

Host Hotels & Resorts Inc.	141,433	2,077,651

Plum Creek Timber Co., Inc.	55,853	2,393,301

Public Storage	16,412	2,308,184

Ventas, Inc.	37,493	2,386,429

Weyerhaeuser Co.	89,860	2,476,542

		19,027,410

Specialty Chemicals–1.04%

Ecolab Inc.	38,048	2,742,500

International Flavors & Fragrances Inc.	40,492	2,633,195

LyondellBasell Industries N.V. -Class A	45,669	2,271,120

Sherwin-Williams Co. (The)	16,685	2,544,796

Sigma-Aldrich Corp.	33,093	2,399,904

		12,591,515

Specialty Stores–0.58%

PetSmart, Inc.	35,683	2,521,361

Staples, Inc.	199,813	2,337,812

Tiffany & Co.	37,190	2,193,466

		7,052,639

	Shares	Value

Steel–0.67%

Allegheny Technologies, Inc.	66,387	$1,738,012

Cliffs Natural Resources Inc. (c)	53,560	1,539,850

Nucor Corp.	59,870	2,465,446

United States Steel Corp. (c)	109,159	2,353,468

		8,096,776

Systems Software–1.09%

BMC Software, Inc. (b)	56,619	2,319,114

CA, Inc.	89,334	1,979,642

Microsoft Corp.	78,171	2,080,912

Oracle Corp.	74,043	2,376,780

Red Hat, Inc. (b)	40,661	2,008,653

Symantec Corp. (b)	127,467	2,391,281

		13,156,382

Thrifts & Mortgage Finance–0.40%

Hudson City Bancorp, Inc.	307,270	2,476,596

People’s United Financial Inc.	195,961	2,388,765

		4,865,361

Tires & Rubber–0.19%

Goodyear Tire & Rubber Co. (The) (b)	180,586	2,275,384

Tobacco–0.82%

Altria Group, Inc.	74,065	2,504,138

Lorillard, Inc.	21,174	2,565,442

Philip Morris International Inc.	27,265	2,450,578

Reynolds American Inc.	55,497	2,426,329

		9,946,487

Trading Companies & Distributors–0.38%

Fastenal Co.	55,121	2,304,609

W.W. Grainger, Inc.	11,842	2,297,585

		4,602,194

Trucking–0.22%

Ryder System, Inc.	56,751	2,671,270

Wireless Telecommunication Services–0.64%

Crown Castle International Corp. (b)	38,426	2,594,524

MetroPCS Communications, Inc. (b)	229,513	2,444,313

Sprint Nextel Corp. (b)	463,827	2,657,729

		7,696,566

Total Common Stocks & Other Equity Interests (Cost $641,961,113)		1,186,927,907

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Money Market Funds–1.48%
Liquid Assets Portfolio –Institutional Class (f)	8,960,748	$8,960,748

Premier Portfolio –Institutional Class (f)	8,960,748	8,960,748

Total Money Market Funds (Cost $17,921,496)		17,921,496

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.82% (Cost $659,882,609)		1,204,849,403

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.52%

Liquid Assets Portfolio - Institutional Class (Cost $30,472,730) (f)(g)	30,472,730	30,472,730

TOTAL INVESTMENTS–102.34% (Cost $690,355,339)		1,235,322,133

OTHER ASSETS LESS LIABILITIES–(2.34)%		(28,301,299)

NET ASSETS–100.00%		$1,207,020,834

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2012.

(d)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Equally-Weighted S&P 500 Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on

Invesco Equally-Weighted S&P 500 Fund

E.	Futures Contracts – (continued)

futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1		Level 2		Level 3	Total
Equity Securities	$1,235,322,133	$	—	$	—	$1,235,322,133
Futures*	27,473		—		—	27,473
Total Investments	$1,235,349,606	$	—	$	—	$1,235,349,606
*	Unrealized appreciation.

NOTE 3—Derivative Investments

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	295	December-2012	$20,862,400	$27,473

Invesco Equally-Weighted S&P 500 Fund

NOTE 4—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the three months ended November 30, 2012.

	Value 08/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 11/30/12	Dividend Income
Invesco, Ltd.	$ 2,262,766	$ 12,208	$ (39,744)	$ 127,140	$ (1,090)	$ 2,361,280	$ 16,299

NOTE 5—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $72,865,870 and $66,498,991, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$527,215,168
Aggregate unrealized (depreciation) of investment securities	(16,815,216)
Net unrealized appreciation of investment securities	$510,399,952
Cost of investments for tax purposes is $724,922,181.

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-EQI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–60.94%

Agricultural Products–0.78%

Archer-Daniels-Midland Co.	3,051,220	$81,467,574

Application Software–0.16%

Adobe Systems Inc. (b)	498,412	17,250,039

Asset Management & Custody Banks–1.26%

Northern Trust Corp.	1,334,689	64,091,766

State Street Corp.	1,528,789	67,939,383

		132,031,149

Biotechnology–0.60%

Amgen Inc.	706,315	62,720,772

Cable & Satellite–2.78%

Comcast Corp. -Class A	3,849,751	143,133,742

Time Warner Cable Inc.	1,559,506	147,981,525

		291,115,267

Data Processing & Outsourced Services–0.10%

Western Union Co. (The)	811,599	10,234,263

Department Stores–0.48%

Kohl’s Corp.	1,130,725	50,486,871

Diversified Banks–1.79%

Comerica Inc.	1,903,372	56,320,777

U.S. Bancorp	1,274,404	41,112,273

Wells Fargo & Co.	2,725,860	89,980,639

		187,413,689

Diversified Chemicals–0.79%

PPG Industries, Inc.	668,805	83,112,397

Diversified Support Services–0.39%

Cintas Corp.	983,652	40,762,539

Drug Retail–0.38%

Walgreen Co.	1,157,760	39,259,642

Electric Utilities–1.69%

Edison International	1,111,363	50,544,789

Entergy Corp.	293,131	18,625,544

FirstEnergy Corp.	1,183,889	50,267,927

Pinnacle West Capital Corp.	1,108,642	57,050,717

		176,488,977

Food Distributors–0.79%

Sysco Corp.	2,611,526	82,654,798

Health Care Equipment–1.30%

Medtronic, Inc.	3,230,199	136,023,680

	Shares	Value

Home Improvement Retail–0.76%

Home Depot, Inc. (The)	1,218,813	$79,308,162

Hotels, Resorts & Cruise Lines–0.66%

Carnival Corp.	1,785,203	69,015,948

Household Products–1.66%

Energizer Holdings, Inc.	475,033	37,888,632

Procter & Gamble Co. (The)	1,950,104	136,175,762

		174,064,394

Industrial Conglomerates–2.48%

General Electric Co.	12,274,247	259,354,839

Industrial Machinery–0.87%

Ingersoll-Rand PLC	1,858,095	90,637,874

Insurance Brokers–2.61%

Aon PLC	1,176,566	66,828,949

Marsh & McLennan Cos., Inc.	4,691,249	165,225,789

Willis Group Holdings PLC	1,172,898	41,145,262

		273,200,000

Integrated Oil & Gas–2.72%

Chevron Corp.	1,258,234	132,982,751

Exxon Mobil Corp.	1,149,904	101,352,539

Occidental Petroleum Corp.	672,266	50,561,126

		284,896,416

Integrated Telecommunication Services–0.66%

Verizon Communications Inc.	1,560,086	68,830,994

Internet Software & Services–1.41%

eBay Inc. (b)	2,803,196	148,064,813

Investment Banking & Brokerage–1.86%

Charles Schwab Corp. (The)	5,497,150	72,012,665

Goldman Sachs Group, Inc. (The)	306,008	36,044,683

Morgan Stanley	5,117,199	86,327,147

		194,384,495

IT Consulting & Other Services–0.81%

Amdocs Ltd.	2,541,784	85,048,093

Managed Health Care–2.02%

Cigna Corp.	1,190,676	62,236,635

UnitedHealth Group Inc.	1,981,252	107,760,296

WellPoint, Inc.	743,497	41,561,482

		211,558,413

Movies & Entertainment–2.17%

Time Warner Inc.	1,544,743	73,066,344

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Shares	Value

Movies & Entertainment–(continued)

Viacom Inc. -Class B	2,987,281	$154,173,572

		227,239,916

Oil & Gas Equipment & Services–1.01%
Baker Hughes Inc.	1,234,875	53,284,856

Halliburton Co.	1,583,898	52,822,999

		106,107,855

Oil & Gas Exploration & Production–2.33%
Anadarko Petroleum Corp.	1,886,431	138,067,885

ConocoPhillips	930,528	52,984,265

Devon Energy Corp.	905,676	46,796,279

WPX Energy Inc. (b)	373,989	5,905,286

		243,753,715

Oil & Gas Storage & Transportation–0.56%
Williams Cos., Inc. (The)	1,799,636	59,100,046

Other Diversified Financial Services–4.83%
Citigroup Inc.	4,661,101	161,134,262

JPMorgan Chase & Co.	8,396,580	344,931,506

		506,065,768

Packaged Foods & Meats–1.89%
Kraft Foods Group, Inc. (b)	1,028,040	46,487,969

Mondelez International Inc. -Class A	2,019,747	52,291,250

Unilever N.V. -New York Shares (Netherlands)	2,614,573	98,909,296

		197,688,515

Personal Products–1.20%
Avon Products, Inc.	8,988,083	125,383,758

Pharmaceuticals–5.32%
Bristol-Myers Squibb Co.	3,168,113	103,375,527

Eli Lilly & Co.	1,365,661	66,972,015

Hospira, Inc. (b)	605,915	18,056,267

Merck & Co., Inc.	3,536,585	156,670,716

Novartis AG (Switzerland)	700,769	43,367,975

Novartis AG -ADR (Switzerland)	123,639	7,671,800

Pfizer Inc.	6,435,853	161,025,042

		557,139,342

Property & Casualty Insurance–0.56%
Chubb Corp. (The)	763,965	58,817,665

Regional Banks–2.48%
BB&T Corp.	2,449,777	69,010,218

Fifth Third Bancorp	4,045,596	59,227,526

PNC Financial Services Group, Inc.	2,337,988	131,254,646

		259,492,390

Security & Alarm Services–1.40%
ADT Corp. (The)	1,449,742	66,543,158

	Shares	Value

Security & Alarm Services–(continued)

Tyco International Ltd.	2,831,225	$80,321,853

		146,865,011

Semiconductor Equipment–0.72%
Applied Materials, Inc.	7,021,270	75,338,227

Semiconductors–0.36%
Intel Corp.	1,930,579	37,781,431

Soft Drinks–1.52%
Coca-Cola Co. (The)	1,363,949	51,720,946

PepsiCo, Inc.	1,529,966	107,418,913

		159,139,859

Systems Software–1.52%
Microsoft Corp.	5,969,785	158,915,677

Wireless Telecommunication Services–1.26%
Vodafone Group PLC -ADR (United Kingdom)	5,094,723	131,443,853

Total Common Stocks & Other Equity Interests (Cost $5,624,314,682)		6,379,659,126

	Principal Amount

U.S. Dollar Denominated Bonds and Notes–23.12%

Advertising–0.07%
Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$4,145,000	4,093,789

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,225,000	3,580,689

		7,674,478

Aerospace & Defense–0.03%

Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	2,910,000	2,992,239

Agricultural Products–0.07%

Ingredion Inc., Sr. Unsec. Notes, 4.63%, 11/01/20	1,875,000	2,120,039

6.63%, 04/15/37	3,940,000	4,954,589

		7,074,628

Air Freight & Logistics–0.03%

United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	3,320,000	3,364,113

Airlines–0.14%

Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	4,623,797	5,057,278

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Airlines–(continued)

Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	$5,750,000	$6,084,219

Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	2,811,770	3,149,182

		14,290,679

Airport Services–0.06%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	6,220,000	6,429,944

Alternative Carriers–0.15%

tw telecom inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(d)	11,720,000	16,202,900

Asset Management & Custody Banks–0.42%

Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(d)	39,246,000	43,930,991

Automobile Manufacturers–0.15%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(c)	10,880,000	11,042,446

Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	4,970,000	5,031,522

		16,073,968

Automotive Retail–0.18%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	9,195,000	9,862,059

AutoZone Inc., Sr. Unsec. Global Notes, 2.88%, 01/15/23	3,260,000	3,223,680

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	5,400,000	5,725,730

		18,811,469

Biotechnology–1.17%

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	20,646,000	13,948,954

Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	41,411,000	71,149,481

Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	33,044,000	37,153,848

		122,252,283

Brewers–0.17%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	3,745,000	3,764,736

3.63%, 04/15/15	6,145,000	6,556,720

	Principal Amount	Value

Brewers–(continued)

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	$6,965,000	$7,699,494

		18,020,950

Broadcasting–0.20%

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	400,000	438,316

Sr. Unsec. Notes,
4.63%, 06/01/13	4,225,000	4,312,622

4.70%, 12/15/42(c)	4,980,000	5,137,978

6.25%, 06/01/18(c)	3,700,000	4,518,024

7.25%, 11/15/15	5,000,000	5,778,495

8.38%, 03/01/39(c)	655,000	1,006,782

		21,192,217

Cable & Satellite–0.53%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	4,735,000	5,746,246

Sr. Unsec. Gtd. Notes,
6.45%, 03/15/37	2,465,000	3,198,189

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	2,910,000	2,971,952

5.15%, 03/15/42	4,730,000	4,739,579

NBCUniversal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	3,425,000	3,488,668

5.15%, 04/30/20	3,320,000	3,954,916

5.95%, 04/01/41	3,365,000	4,100,724

Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	7,235,000	8,404,823

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	17,130,000	18,740,443

		55,345,540

Casinos & Gaming–1.00%

International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	38,202,000	39,801,709

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	63,088,000	64,389,190

		104,190,899

Communications Equipment–0.31%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(c)	29,353,000	32,416,719

Computer Hardware–0.05%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	5,620,000	5,615,618

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Computer Storage & Peripherals– 1.45%

SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	$74,134,000	$73,809,664

1.50%, 08/15/17	69,333,000	77,479,627

		151,289,291

Construction & Farm Machinery & Heavy Trucks–0.14%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	14,645,000	15,015,283

Construction Materials–0.59%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	60,100,000	61,903,000

Consumer Finance–0.17%

American Express Credit Corp., Series C, Sr. Unsec. Medium- Term Global Notes, 7.30%, 08/20/13	7,230,000	7,584,853

Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	220,000	270,094

SLM Corp., Sr. Unsec. Medium- Term Notes, 3.88%, 09/10/15	10,190,000	10,436,376

		18,291,323

Diversified Banks–1.88%

Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	2,560,000	2,605,521

Sr. Unsec. Gtd. Medium-Term Euro Notes,
3.88%, 11/10/14(c)	9,000,000	9,296,263

Ally Financial, Inc., Sr. Unsec. Gtd. Notes, 2.20%, 12/19/12	11,750,000	11,758,912

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	6,110,000	6,236,228

Barclays Bank PLC (United Kingdom),
Sr. Unsec. Global Notes, 2.75%, 02/23/15	2,535,000	2,618,311

6.75%, 05/22/19	8,500,000	10,437,285

Unsec. Sub. Global Notes, 5.14%, 10/14/20	5,015,000	5,261,614

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(c)	7,025,000	7,050,934

Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	18,400,000	18,417,528

Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	9,435,000	9,922,711

HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	8,535,000	8,945,361

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(c)	8,540,000	9,408,985

HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	828,000	983,784

	Principal Amount	Value

Diversified Banks–(continued)

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.00%, 10/18/13(c)	$4,500,000	$4,529,164

Unsec. Notes, 3.75%, 03/07/17(c)	9,590,000	10,203,705

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,738,238

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	3,390,000	3,600,100

Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(c)	4,495,000	5,141,185

Series 2,
Sr. Unsec. Notes,
3.70%, 11/13/14(c)	880,000	924,607

Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(c)	9,100,000	10,456,548

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	3,200,000	3,211,446

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(c)	11,940,000	12,008,432

Standard Chartered PLC (Hong Kong),
Sr. Unsec. Notes, 3.85%, 04/27/15(c)	4,190,000	4,421,066

5.50%, 11/18/14(c)	1,140,000	1,226,850

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	8,165,000	8,236,895

U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	8,200,000	8,718,001

Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	750,000	799,149

Sr. Unsec. Notes,
5.63%, 12/11/17	8,095,000	9,698,794

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	7,235,000	7,321,536

		197,179,153

Diversified Capital Markets–0.13%
UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	5,200,000	6,181,137

Sr. Unsec. Medium-Term Bank Notes,
3.88%, 01/15/15	1,435,000	1,516,415

Sr. Unsec. Medium-Term Global Bank Notes,
5.75%, 04/25/18	4,945,000	5,910,262

		13,607,814

Diversified Chemicals–0.04%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.38%, 11/15/42	4,145,000	4,095,634

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Metals & Mining–0.36%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	$3,185,000	$4,154,513

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	5,940,000	5,993,004

Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	5,240,000	7,228,371

Southern Copper Corp.,
Sr. Unsec. Global Notes,
5.25%, 11/08/42	7,260,000	7,151,782

5.38%, 04/16/20	1,170,000	1,348,751

6.75%, 04/16/40	1,695,000	2,003,250

Xstrata Finance Canada Ltd. (Canada),
Sr. Unsec. Gtd. Notes, 1.80%, 10/23/15(c)	4,700,000	4,724,206

2.45%, 10/25/17(c)	4,700,000	4,742,007

		37,345,884

Diversified REIT’s–0.17%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	16,355,000	17,653,214

Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(c)	440,000	517,538

		18,170,752

Diversified Support Services–0.05%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	4,605,000	4,855,866

Drug Retail–0.08%

CVS Pass-Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	7,282,557	8,635,720

Electric Utilities–0.19%

Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(c)	2,150,000	2,443,307

Enel Finance International N.V. (Italy),
Sr. Unsec. Gtd. Notes,
3.88%, 10/07/14(c)	600,000	615,999

5.13%, 10/07/19(c)	6,755,000	7,022,679

Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	2,175,000	2,233,968

Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	5,525,000	5,692,206

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,299,550

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	495,856

		19,803,565

	Principal Amount	Value

Environmental & Facilities Services– 0.06%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	$6,205,000	$6,543,345

Fertilizers & Agricultural Chemicals– 0.04%
Monsanto Co., Sr. Unsec. Global Notes, 3.60%, 07/15/42	4,150,000	4,220,480

Food Retail–0.04%

Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	3,850,000	4,045,579

General Merchandise Stores–0.10%

Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	9,830,000	10,493,319

Gold–0.34%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	6,045,000	6,378,461

3.85%, 04/01/22	3,485,000	3,706,021

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	4,000,000	4,662,141

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	12,145,000	11,619,614

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	8,645,000	8,962,062

		35,328,299

Health Care Equipment–0.52%

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	11,742,583

Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	33,647,000	42,521,396

		54,263,979

Health Care Facilities–0.73%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	24,795,000	28,917,169

LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	46,059,000	47,383,196

		76,300,365

Health Care Services–0.52%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	1,300,000	1,404,979

Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	3,800,000	4,014,780

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	3,535,000	3,693,488

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Health Care Services–(continued)

Omnicare Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	$29,270,000	$29,562,700

Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(d)	16,126,000	16,156,236

		54,832,183

Hotels, Resorts & Cruise Lines–0.09%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	8,170,000	9,103,888

7.38%, 03/01/20	430,000	526,367

		9,630,255

Housewares & Specialties–0.09%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	8,615,000	9,260,438

Hypermarkets & Super Centers–0.01%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	1,042,070

Industrial Conglomerates–0.66%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 4.65%, 10/17/21	4,860,000	5,513,531

Series G, Sr. Unsec. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	48,180,000	48,254,354

Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	8,500,000	10,374,502

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	4,445,000	5,259,762

Koninklijke Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	115,000	139,873

		69,542,022

Industrial Machinery–0.17%

Eaton Corp. PLC, Sr. Unsec. Gtd. Notes, 0.95%, 11/02/15(c)	8,285,000	8,308,347

Pentair, Ltd., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	7,940,000	9,057,973

		17,366,320

Integrated Oil & Gas–0.25%

Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	3,325,000	3,956,054

Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	3,630,000	3,914,950

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	7,430,000	8,344,456

5.50%, 01/21/21	6,750,000	7,896,157

	Principal Amount	Value

Integrated Oil & Gas–(continued)

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	$1,965,000	$2,088,177

		26,199,794

Integrated Telecommunication Services–0.40%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	98,191

AT&T Inc., Sr. Unsec. Global Notes, 1.60%, 02/15/17	5,940,000	6,037,595

2.50%, 08/15/15	450,000	469,781

3.00%, 02/15/22	6,410,000	6,740,446

5.35%, 09/01/40	2,077,000	2,429,253

6.15%, 09/15/34	3,675,000	4,668,005

Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,545,000	3,847,856

Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	3,575,000	3,822,939

4.75%, 11/01/41	2,925,000	3,333,097

6.35%, 04/01/19	4,090,000	5,224,665

6.40%, 02/15/38	3,500,000	4,779,276

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	336,000	346,942

		41,798,046

Investment Banking & Brokerage–1.39%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,880,000	9,039,758

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	5,510,000	6,284,148

6.15%, 04/01/18	10,325,000	12,035,234

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,350,000	1,424,602

Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,585,000	5,152,744

Series C, Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(e)	61,461,000	61,218,844

Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(c)	6,100,000	6,625,354

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	950,000	1,033,268

Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	5,560,000	5,786,826

4.00%, 07/24/15	12,875,000	13,459,474

6.38%, 07/24/42	8,140,000	9,460,821

Sr. Unsec. Notes, 3.45%, 11/02/15	9,855,000	10,181,278

5.75%, 01/25/21	3,135,000	3,592,778

		145,295,129

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

IT Consulting & Other Services–0.00%

International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	$100,000	$134,661

Life & Health Insurance–0.26%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,401,566

MetLife, Inc.,
Sr. Unsec. Global Notes,
4.75%, 02/08/21	3,565,000	4,133,948

Series A,
Sr. Unsec. Notes,
6.82%, 08/15/18	3,070,000	3,875,397

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	3,425,000	3,822,248

Prudential Financial, Inc.,
Series D,
Sr. Unsec. Disc. Medium-Term Notes,
4.75%, 09/17/15	5,030,000	5,542,584

Series D,
Sr. Unsec. Medium-Term Notes,
3.88%, 01/14/15	950,000	1,007,115

6.63%, 12/01/37	3,475,000	4,412,646

Sr. Unsec. Medium-Term Notes,
7.38%, 06/15/19	1,020,000	1,301,356

		27,496,860

Managed Health Care–0.41%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	9,990,000	10,971,929

4.13%, 11/15/42	3,320,000	3,335,723

WellPoint Inc., Sr. Unsec. Conv. Notes, 2.75%, 10/15/42(c)	27,036,000	28,168,132

		42,475,784

Movies & Entertainment–0.49%

Liberty Interactive LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(d)	33,234,000	47,856,960

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	3,118,373

		50,975,333

Multi-Line Insurance–0.06%

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,787,966

Office Electronics–0.01%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	820,000	863,078

Office REIT’s–0.05%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	5,210,000	5,574,562

	Principal Amount	Value

Oil & Gas Drilling–0.01%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	$1,150,000	$1,191,307

Oil & Gas Equipment & Services–0.33%

Helix Energy Solutions Group, Inc.,
Sr. Unsec. Conv. Notes,
3.25%, 12/15/15(d)	21,052,000	21,183,575

3.25%, 03/15/18(d)	11,911,000	13,250,987

		34,434,562

Oil & Gas Exploration & Production–0.30%

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	260,000	330,502

Southwestern Energy Co., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/22(c)	7,500,000	8,098,598

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(c)	24,746,000	22,395,130

XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	310,000	327,167

		31,151,397

Oil & Gas Refining & Marketing–0.05%

Phillips 66, Sr. Unsec. Gtd. Notes, 1.95%, 03/05/15(c)	4,760,000	4,866,038

Oil & Gas Storage & Transportation–0.22%

Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes,
5.25%, 01/31/20	2,889,000	3,449,324

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	555,000	692,950

Series N,
Sr. Unsec. Gtd. Notes,
6.50%, 01/31/19	4,420,000	5,594,081

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	4,275,000	4,571,210

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	3,150,146

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	5,249,793

		22,707,504

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Other Diversified Financial Services–1.56%

Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	$2,825,000	$3,280,954

Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18 10,675,000		12,392,518

Series L, Sr. Unsec. Medium-Term Notes, 7.38%, 05/15/14	315,000	343,677

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	10,169,174

Citigroup Funding Inc., Sr. Unsec. Gtd. Global Notes, 2.25%, 12/10/12	70,500,000	70,519,783

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,615,000	1,766,639

6.13%, 11/21/17	11,440,000	13,622,704

8.50%, 05/22/19	2,385,000	3,174,857

Sr. Unsec. Notes, 4.75%, 05/19/15	1,000,000	1,082,431

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	5,060,000	5,114,018

General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	1,465,000	1,574,527

ING US Inc. (Netherlands), Sr. Unsec. Gtd. Notes, 5.50%, 07/15/22(c)	9,455,000	10,268,397

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	5,700,000	6,396,230

4.75%, 05/01/13	1,280,000	1,302,403

Sr. Unsec. Notes, 6.00%, 01/15/18	7,395,000	8,833,376

Unsec. Sub. Global Notes, 5.13%, 09/15/14	1,530,000	1,632,627

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	9,445,000	11,347,288

		162,821,603

Packaged Foods & Meats–0.13%

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(c)	5,095,000	5,807,869

Mondelez International Inc., Sr. Unsec. Global Notes, 6.88%, 02/01/38	842,000	1,165,576

7.00%, 08/11/37	2,830,000	3,921,671

Sr. Unsec. Notes, 6.88%, 01/26/39	2,125,000	2,959,028

		13,854,144

Paper Products–0.03%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	2,855,000	3,461,535

	Principal Amount	Value

Pharmaceuticals–0.67%

AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(c)	$18,095,000	$18,206,005

Endo Health Solutions Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	22,305,000	25,636,809

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19(c)	18,868,000	18,443,470

2.75%, 05/15/15	6,529,000	7,687,898

		69,974,182

Property & Casualty Insurance–0.06%

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	535,037

WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	5,040,000	5,410,248

		5,945,285

Railroads–0.04%

CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	1,750,000	2,246,899

Sr. Unsec. Notes, 5.50%, 04/15/41	1,660,000	2,013,756

		4,260,655

Regional Banks–0.16%

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	8,845,000	10,494,746

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	5,305,000	6,332,328

		16,827,074

Retail REIT’s–0.09%

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	2,815,000	3,045,758

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(c)	5,290,000	6,516,375

		9,562,133

Semiconductor Equipment–0.49%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	33,039,000	32,378,220

Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	15,729,000	19,297,517

		51,675,737

Semiconductors–0.92%

Linear Technology Corp., Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(c)(d)	36,420,000	37,876,800

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Semiconductors–(continued)
Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(d)	$10,661,000	$11,087,440

Micron Technology Inc., Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/31	24,953,000	22,114,596

Xilinx Inc., Jr. Unsec. Sub. Conv. Notes, 3.13%, 03/15/37(c)	20,622,000	25,545,503

		96,624,339

Sovereign Debt–0.22%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	19,640,950

Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,650,000	2,167,687

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(c)	800,000	849,528

		22,658,165

Specialized Finance–0.11%
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	3,315,000	3,418,594

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	5,380,000	5,732,388

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	2,550,000	2,696,259

		11,847,241

Specialized REIT’s–0.17%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	2,425,000	2,591,707

Sr. Unsec. Notes, 4.50%, 01/15/18	4,620,000	5,081,763

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,861,630

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	2,635,000	2,827,973

		17,363,073

Steel–0.28%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	7,005,000	8,305,432

Sr. Unsec. Global Notes, 4.25%, 08/05/15	8,775,000	8,880,252

6.13%, 06/01/18	390,000	395,479

7.25%, 03/01/41	2,225,000	1,987,434

	Principal Amount	Value

Steel–(continued)
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	$320,000	$343,796

5.63%, 09/15/19	4,655,000	5,297,284

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,075,000	4,393,610

		29,603,287

Thrifts & Mortgage Finance–0.11%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	16,283,000	11,672,876

Tobacco–0.01%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	779,993

Trucking–0.11%
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Notes, 2.50%, 03/15/16(c)	7,435,000	7,431,010

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	4,030,000	4,181,751

		11,612,761

Wireless Telecommunication Services–0.38%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	6,610,000	6,860,410

Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	4,450,000	4,652,763

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	5,095,000	5,337,012

SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	13,921,000	23,091,459

		39,941,644

Total U.S. Dollar Denominated Bonds and Notes (Cost $2,227,674,437)
		2,420,379,322

U.S. Treasury Securities–8.56%

U.S. Treasury Bills–0.01%
0.18%, 11/14/13(f)(g)	1,500,000	1,497,692

U.S. Treasury Bonds–1.90%
8.00%, 11/15/21	3,557,000	5,561,015

6.88%, 08/15/25	20,000	31,298

6.13%, 11/15/27	19,110,000	28,932,662

5.38%, 02/15/31	5,205,000	7,589,136

3.50%, 02/15/39	31,890,000	36,910,930

4.25%, 05/15/39	9,900,000	12,926,933

4.50%, 08/15/39	1,060,000	1,437,272

4.38%, 11/15/39	13,200,000	17,578,384

4.63%, 02/15/40	18,150,000	25,094,970

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

U.S. Treasury Bonds–(continued)
4.38%, 05/15/40	$1,280,000	$1,705,775

4.25%, 11/15/40	500,000	653,818

3.13%, 11/15/41	34,000,000	36,516,341

3.00%, 05/15/42	22,475,000	23,506,218

		198,444,752

U.S. Treasury Notes–6.65%
1.50%, 12/31/13	28,000,000	28,386,520

1.75%, 03/31/14	12,000,000	12,240,804

2.63%, 07/31/14	95,125,000	98,878,629

2.38%, 10/31/14	231,415,000	240,730,341

2.13%, 11/30/14	77,385,000	80,244,466

2.25%, 01/31/15	19,650,000	20,486,754

2.50%, 03/31/15	495,000	520,568

2.13%, 05/31/15	4,445,000	4,646,839

2.00%, 04/30/16	17,445,000	18,404,033

1.75%, 05/31/16	950,000	994,658

0.88%, 04/30/17	2,000,000	2,030,532

0.63%, 05/31/17	4,410,000	4,428,406

3.75%, 11/15/18	34,750,000	40,717,313

1.25%, 01/31/19	25,000,000	25,593,636

3.63%, 08/15/19	58,350,000	68,516,904

3.38%, 11/15/19	20,000,000	23,194,268

2.63%, 11/15/20	6,500,000	7,199,035

2.13%, 08/15/21	2,440,000	2,591,872

2.00%, 11/15/21	4,700,000	4,931,605

1.75%, 05/15/22	10,900,000	11,123,824

		695,861,007

Total U.S. Treasury Securities (Cost $825,401,587)		895,803,451

	Shares

Preferred Stocks–1.66%

Health Care Facilities–0.27%

HealthSouth Corp., Series A, $65.00 Conv. Pfd.	27,000	28,255,500

Health Care Services–0.17%

Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	356,855	17,339,584

Oil & Gas Storage & Transportation– 0.46%

El Paso Energy Capital Trust I, $2.38 Conv. Pfd.	875,900	47,964,284

Regional Banks–0.51%

KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	52,960,152

Research & Consulting Services– 0.05%

Nielsen Holdings N.V., $3.13 Conv. Pfd.	106,910	5,669,566

	Shares	Value

Preferred Stocks–(continued)

Trucking–0.20%

2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(c)	2,398,700	$21,246,485

Total Preferred Stocks (Cost $149,720,999)		173,435,571

	Principal Amount

U.S. Government Sponsored Agency Securities–1.24%

Federal Home Loan Mortgage Corp. (FHLMC)–0.73%

Sr. Unsec. Global Bonds,
6.75%, 03/15/31	$7,000,000	10,986,669

Sr. Unsec. Global Notes,
3.00%, 07/28/14	23,700,000	24,767,219

Unsec. Global Notes,
4.88%, 06/13/18	33,680,000	40,872,477

		76,626,365

Federal National Mortgage Association (FNMA)–0.51%

Sr. Unsec. Global Bonds,
6.63%, 11/15/30	6,315,000	9,771,576

Sr. Unsec. Global Notes,
2.88%, 12/11/13	600,000	616,314

4.38%, 10/15/15	38,850,000	43,268,393

		53,656,283

Total U.S. Government Sponsored Agency Securities (Cost $118,133,678)		130,282,648

Municipal Obligations–0.13%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J);
Series 2010 A,
Taxable Build America RB,
6.64%, 04/01/57	2,600,000	3,129,022

Series 2010,
Build America RB,
6.66%, 04/01/57	4,980,000	5,962,654

Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26	3,450,000	4,252,746

Total Municipal Obligations (Cost $11,089,927)		13,344,422

Asset-Backed Securities–0.00%
Nomura Asset Acceptance Corp., Series 2005 AR1, Class 2A1, Floating Rate Pass Through Ctfs., 0.49%, 02/25/35 (Cost $6,800)(h)	6,800	6,777

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs.,
6.50%, 05/01/29	$4	$4

5.50%, 02/01/37	397	428

		432

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs.,
7.00%, 07/01/18 to 07/01/32	105,217	122,806

5.50%, 03/01/21	263	285

8.00%, 08/01/21	5,375	6,057

		129,148

Government National Mortgage Association (GNMA)–0.00%

Pass Through Ctfs.,
8.00%, 04/15/26 to 01/20/31	42,951	47,676

7.50%, 12/20/30	3,161	3,943

		51,619

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $163,128)		181,199

	Shares

Money Market Funds–4.05%
Liquid Assets Portfolio –Institutional Class (i)	211,991,003	211,991,003

Premier Portfolio –Institutional Class (i)	211,991,004	211,991,004

Total Money Market Funds (Cost $423,982,007)		423,982,007

TOTAL INVESTMENTS–99.70% (Cost $9,380,487,245)		10,437,074,523

OTHER ASSETS LESS LIABILITIES–0.30%		31,304,473

NET ASSETS–100.00%	$	10,468,378,996

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Disc.	—Discounted
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $541,998,966, which represented 5.18% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Exchangeable for a basket of four common stocks and one ordinary share.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Equity and Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Equity and Income Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Call Options Written – The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Equity and Income Fund

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,921,905,153	$55,171,551	$--	$6,977,076,704
U.S. Treasury Securities	--	895,803,451	--	895,803,451
U.S Government Sponsored Securities	--	130,463,847	--	130,463,847
Corporate Debt Securities	--	2,397,721,157	--	2,397,721,157
Asset-Backed Securities	--	6,777	--	6,777
Municipal Obligations	--	13,344,422	--	13,344,422
Foreign Government Debt Securities	--	22,658,165	--	22,658,165
	$6,921,905,153	$3,515,169,370	$--	$10,437,074,523
Foreign Currency Contracts*		(607,487)	--	(607,487)
Futures*	(298,649)	--	--	(298,649)
Total Investments	$6,921,606,504	$3,514,561,883	$--	$10,436,168,387

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Futures Contracts

Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	535	March-2013	$117,942,422	$(1,337)
Short Contracts
U.S. Treasury 5 Year Notes	981	March-2013	(122,349,094)	(124,685)
U.S. Treasury 10 Year Notes	730	March-2013	(97,557,656)	(172,627)
Subtotal			$(219,906,750)	$(297,312)
Total				$(298,649)

Invesco Equity and Income Fund

Open Foreign Currency Contracts

Settlement Date		Contract to				Notional Value	Unrealized
	Counterparty	Deliver		Receive			Appreciation
							(Depreciation)

01/15/2013	Bank of New York	CHF	34,092,012	USD	36,652,560	$36,813,155	$(160,595)
01/15/2013	Bank of New York	EUR	57,964,319	USD	74,984,672	75,416,919	(432,247)
01/15/2013	State Street	GBP	65,891,679	USD	105,527,632	105,558,351	(30,719)
01/15/2013	State Street	USD	8,116,920	GBP	5,076,781	8,132,994	16,074
							$(607,487)

Currency Abbreviations:

CHF – Swiss Franc

EUR -- Euro

GBP -- British Pound Sterling

USD – U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $458,435,483 and $662,697,451, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,285,410,910
Aggregate unrealized (depreciation) of investment securities	(269,667,071)
Net unrealized appreciation of investment securities	$1,015,743,839
Cost of investments for tax purposes is $9,421,330,684.

Invesco Equity and Income Fund

Invesco Floating Rate Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2012

invesco.com/us	FLR-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–85.73%(a)(b)
Aerospace & Defense–2.67%
ARINC Inc., Second Lien Term Loan	7.62%	10/25/15	$1,142	$1,129,418
Aveos Fleet Performance Inc. (Canada),
Revolver Loan (Acquired 01/28/11-04/19/11; Cost $497,455) (c)(d)	0.00%	03/12/13	497	470,095
PIK Second Lien Term Loan (Take Back) (Acquired 10/23/07-12/30/11; Cost $1,587,792)(c)(d)(f)	0.00%	03/12/15	1,375	893,472
Term Loan (Acquired 03/12/10; Cost $562,246)(c)(d)	0.00%	03/12/13	565	532,677
Booz Allen Hamilton Inc., Term Loan B	4.50%	07/31/19	1,816	1,835,039
Camp International Holding Co., First Lien Term Loan	5.25%	05/31/19	2,698	2,718,113
DAE Aviation Holdings, Inc.,
Term Loan B 1	6.25%	11/02/18	1,733	1,734,102
Term Loan B2	6.25%	11/02/18	786	786,126
DynCorp International LLC, Term Loan B	6.25%	07/07/16	1,467	1,476,578
IAP Worldwide Services, Inc., Term Loan	10.00%	12/31/15	4,139	3,275,257
Landmark U.S. Holdings LLC,
Canadian Term Loan	5.75%	10/25/19	179	179,447
First Lien Term Loan	5.75%	10/25/19	1,684	1,686,807
PRV Aerospace LLC, Term Loan B (Acquired 05/11/12; Cost $1,690,206)	6.50%	05/09/18	1,697	1,699,583
Sequa Corp.,
Term Loan	3.60%	12/03/14	3,615	3,610,168
Term Loan	6.25%	12/03/14	1,968	1,971,824
SI Organization, Inc., Term Loan B	4.50%	11/22/16	300	300,133
TASC, Inc., Term Loan B	4.50%	12/18/15	2,099	2,100,996
Wyle Services Corp., Term Loan B	5.00%	03/27/17	922	926,482

				27,326,317

Air Transport–0.80%
Delta Air Lines, Inc.,
Revolver Loan (e)	0.00%	04/20/16	4,489	4,047,533
Term Loan B1	5.25%	10/18/18	3,773	3,798,060
Term Loan B2	4.25%	04/16/16	294	294,557

				8,140,150

Automotive–3.92%
August U.S. Holding Co., Inc.,
Lux Second Lien Term Loan	10.50%	04/26/19	256	259,059
Lux Term Loan	6.25%	04/27/18	552	559,316
U.S. Second Lien Term Loan	10.50%	04/26/19	197	199,452
U.S. Term Loan	6.25%	04/27/18	424	430,251
Federal-Mogul Corp.,
Term Loan B	2.15%	12/29/14	7,654	7,139,068
Term Loan C	2.15%	12/28/15	2,570	2,397,182
Goodyear Tire & Rubber Company (The), Second Lien Term Loan	4.75%	04/30/19	2,069	2,084,523
KAR Auction Services, Inc., Term Loan B	5.00%	05/19/17	6,230	6,284,875
Key Safety Systems, Inc., First Lien Term Loan	2.51%	03/08/14	3,405	3,389,215
Metaldyne Co., LLC, Term Loan B	5.25%	05/18/17	1,740	1,749,061
Rexnord Corporation, Term Loan B	4.50%	04/02/18	1,181	1,193,402
Schaeffler AG (Germany), Term Loan C2	6.00%	01/27/17	6,995	7,097,528
TI Group Automotive Systems, LLC, Term Loan	6.75%	03/14/18	4,106	4,147,376
Tomkins LLC, Term Loan B	4.25%	09/29/16	44	44,771
Transtar Holding Co.,
First Lien Term Loan	5.50%	10/09/18	2,368	2,385,553
Second Lien Term Loan	9.75%	10/09/19	524	526,290

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive–(continued)
Veyance Technologies, Inc.,
Delayed Draw Term Loan	2.46%	07/31/14	$25	$24,638
Term Loan	2.46%	07/31/14	173	172,016

				40,083,576

Beverage and Tobacco–0.17%
DS Waters Enterprises, L.P., First Lien Term Loan	10.50%	08/29/17	1,647	1,700,481

Building & Development–3.81%
Capital Automotive L.P., Term Loan B	5.25%	03/10/17	8,465	8,531,714
CB Richard Ellis Services, Inc.,
Term Loan C	3.46%	03/05/18	333	334,189
Term Loan D	3.71%	09/04/19	8,875	8,897,040
Champion OPCO, LLC, PIK Term Loan (f)	7.50%	12/31/13	1,158	827,933
CPG International Inc., Term Loan	5.75%	09/18/19	439	442,257
Custom Building Products, Inc., Term Loan B	5.75%	03/19/15	903	903,666
HD Supply, Inc., Term Loan B	7.25%	10/12/17	4,501	4,633,640
Lake at Las Vegas Joint Venture, LLC,
PIK Exit Revolver Loan (Acquired 08/09/12; Cost $16,848) (e)(f)	0.00%	02/28/17	17	16,848
PIK Exit Revolver Loan (Acquired 05/15/12-10/24/12; Cost $127,168) (f)	4.42%	02/28/17	127	116,367
Las Vegas Sands, LLC, Extended Term Loan B	2.71%	11/23/16	1,347	1,349,292
Nortek, Inc., Term Loan	5.25%	04/26/17	456	460,245
Re/Max International, Inc., Term Loan	5.50%	04/15/16	2,065	2,067,148
Realogy Corp.,
Extended Syn LOC	4.49%	10/10/16	1	705
Extended Term Loan	4.46%	10/10/16	3,890	3,891,738
Revolver Loan (e)	0.00%	04/08/16	2,284	2,283,988
Revolver Loan	1.44%	04/08/16	1,062	900,523
Tomkins LLC., First Lien Term Loan	5.25%	11/09/18	2,054	2,067,622
United Subcontractors, Inc., PIK Term Loan (Acquired 02/15/06-09/28/12; Cost $1,376,861) (f)	4.37%	06/30/15	120	114,691
WireCo WorldGroup, Inc., Term Loan	6.00%	02/15/17	1,166	1,183,941

				39,023,547

Business Equipment & Services–6.19%
Advantage Sales & Marketing, Inc., Second Lien Term Loan	9.25%	06/18/18	318	319,962
Affinion Group, Inc., Term Loan B	6.50%	07/16/15	1,345	1,244,890
Asurion LLC,
First Lien Term Loan	5.50%	05/24/18	7,799	7,878,062
Second Lien Term Loan	9.00%	05/24/19	980	1,011,431
Audio Visual Services Group, Inc., Term Loan	6.75%	11/09/18	2,207	2,163,113
Brock Holdings III, Inc., Term Loan B	6.01%	03/16/17	238	238,805
Connolly Holdings, Inc., First Lien Term Loan	6.50%	07/13/18	2,081	2,104,100
Expert Global Solutions, Inc., Term Loan B	8.00%	04/03/18	2,882	2,913,601
First Data Corp.,
Extended Term Loan B	5.21%	03/24/17	237	233,711
Extended Term Loan B	4.21%	03/23/18	6,616	6,322,086
Term Loan	5.21%	09/24/18	846	830,467
Term Loan B	5.21%	03/24/17	2,434	2,382,391
Term Loan B3	2.96%	09/24/14	7	6,824
Garda World Security Corp., Term Loan B	4.50%	11/13/19	468	473,703
Hillman Group, Inc.,
Delayed Draw Term Loan (e)	0.00%	05/31/16	536	537,149
Term Loan B	5.00%	05/31/16	1,527	1,537,762
iPayment, Inc., Term Loan B	5.75%	05/08/17	4,035	4,030,084
Koosharem Corp. (Select Remedy),
PIK First Lien Term Loan (c)(f)	10.25%	06/30/14	737	591,794
PIK Second Lien Term Loan (c)(f)(g)	—	12/31/14	362	27,172

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–(continued)
Kronos Inc.,
First Lien Term Loan	5.50%	10/30/19	$4,708	$4,750,039
Second Lien Term Loan	9.75%	04/30/20	808	810,257
Lamar Media Corp., Term Loan B	4.00%	12/30/16	129	130,083
Lonestar Intermediate Super Holdings, LLC, Term Loan B	11.00%	09/02/19	2,788	2,968,247
Sabre, Inc.,
Extended Term Loan	5.96%	12/29/17	3,307	3,323,224
Incremental Term Loan	7.25%	12/29/17	2,225	2,254,016
SkillSoft Corp., New Term Loan B	5.00%	05/26/17	3,451	3,490,344
Sungard Data Systems, Inc.,
Term Loan B	3.86%	02/26/16	3,889	3,898,457
Term Loan C	3.96%	02/28/17	1,379	1,383,296
Symphony IRI Group, Inc., Term Loan B	5.00%	12/01/17	800	802,000
Trans Union, LLC, Term Loan B	5.50%	02/12/18	712	723,328
West Corp.,
Revolver Loan (e)	0.00%	01/15/16	1,748	1,586,157
Term Loan B4	5.50%	07/15/16	104	105,959
Term Loan B5	5.50%	07/15/16	70	70,718
Term Loan B6	5.75%	06/29/18	2,173	2,210,019

				63,353,251

Cable & Satellite Television–4.76%
AMC Networks Inc., Term Loan B	4.00%	12/31/18	1,163	1,169,627
Cequel Communications, LLC, Term Loan B	4.00%	02/14/19	2,279	2,289,508
Charter Communications Operating, LLC, Extended Term Loan	3.46%	09/06/16	6,695	6,738,040
CSC Holdings, Inc., Incremental B-2 Term Loan	3.46%	03/29/16	2,990	3,005,729
Harron Communications Corp., Term Loan B	5.00%	10/06/17	4,045	4,066,281
Kabel Deutschland GmbH (Germany), Term Loan F	4.25%	02/01/19	2,674	2,697,776
MCC Illinois, LLC, Term Loan E	4.50%	10/23/17	1,968	1,960,663
MCC Iowa LLC,
Term Loan D-1	1.94%	01/30/15	1,956	1,943,316
Term Loan D-2	1.94%	01/30/15	270	268,775
Term Loan F	4.50%	10/23/17	7,859	7,842,744
TWCC Holding Corp., Term Loan B	4.25%	02/13/17	1,994	2,015,905
UPC Broadband Holding, B.V. (Netherlands), Term Loan X	3.71%	12/29/17	5,000	5,000,425
WaveDivision Holdings, LLC, Term Loan B	5.50%	10/12/19	3,187	3,234,769
WideOpenWest Finance LLC, First Lien Term Loan	6.25%	07/17/18	4,011	4,063,705
Yankee Cable Acquisition, LLC, Term Loan B	5.25%	08/26/16	2,399	2,427,398

				48,724,661

Chemicals & Plastics–4.38%
Ascend Performance Materials LLC, Term Loan B	6.75%	04/10/18	3,586	3,532,692
Aster Zweite Beteiligungs GmbH (Germany),
Extended Term Loan B5	5.97%	12/31/14	721	706,304
Extended Term Loan C5	5.97%	12/31/14	738	723,208
Emerald Performance Materials, LLC, Term Loan B	6.75%	05/18/18	1,177	1,182,814
Houghton International, Inc., Term Loan B	6.75%	01/29/16	1,681	1,689,111
Ineos Holdings Ltd., Term Loan	6.50%	05/04/18	6,179	6,262,359
Kronos Worldwide, Inc., Term Loan B	5.75%	06/13/18	4,207	4,241,852
Momentive Specialty Chemicals Inc.,
Extended Term Loan C5	4.13%	05/05/15	3,033	2,972,210
Extended Term Loan C-7B	4.13%	05/05/15	4,105	4,043,779
Term Loan C-3 Credit Linked Deposit	2.37%	05/03/13	87	83,984
OM Group, Inc., Term Loan B	5.75%	08/02/17	1,490	1,504,406
OMNOVA Solutions, Inc., Term Loan B	5.50%	05/31/17	3,746	3,792,833
Phillips Plastics Corp., Term Loan	6.50%	02/10/17	745	743,209
PolyOne Corp., Term Loan	5.00%	12/20/17	879	886,634
PQ Corp., First Lien Term Loan	5.25%	05/08/17	5,055	5,088,176

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics–(continued)
Taminco Global Chemical Corp., Term Loan B1	5.25%	02/15/19	$1,290	$1,302,885
TricorBraun, Inc., Term Loan B	5.50%	05/03/18	2,012	2,020,883
Univar Inc., Term Loan B	5.00%	06/30/17	4,036	4,020,128

				44,797,467

Clothing & Textiles–0.22%
Ascena Retail Group, Inc., Term Loan B	4.75%	06/14/18	770	776,962
Warnaco, Inc., Term Loan	3.75%	06/15/18	668	668,619
Wolverine Worldwide, Inc., Term Loan B	4.00%	07/31/19	747	753,447

				2,199,028

Conglomerates–0.25%
RGIS Services, LLC, Term Loan C	5.50%	10/18/17	1,299	1,306,473
Spectrum Brands, Inc., Term Loan B	5.02%	06/17/16	1,205	1,216,151

				2,522,624

Containers & Glass Products–1.44%
BWAY Corp., Term Loan B	4.50%	08/07/17	2,049	2,069,471
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,389	1,388,703
Exopack, LLC, Term Loan	6.50%	05/31/17	2,796	2,809,943
Hoffmaster Group, Inc., First Lien Term Loan	6.50%	01/03/18	1,374	1,371,361
Pertus Sechszehnte GmbH (Germany),
Term Loan B2	2.59%	06/12/15	500	473,125
Term Loan C2	2.84%	06/13/16	500	475,625
Ranpak Corp., Term Loan	4.75%	04/20/17	471	468,025
Reynolds Group Holdings Inc.,
Revolver Loan (e)	0.00%	11/05/14	3,987	3,984,019
Term Loan	4.75%	09/28/18	809	817,406
Sealed Air Corporation, Term Loan	4.00%	10/03/18	824	831,913

				14,689,591

Cosmetics & Toiletries–1.55%
Bausch & Lomb, Inc., Term Loan B	5.25%	05/17/19	6,339	6,432,912
Huish Detergents, Inc.,
Incremental Term Loan B	2.21%	04/25/14	3,235	3,156,379
Second Lien Term Loan	4.46%	10/26/14	1,000	942,500
Nice-Pak Products, Inc., Term Loan (Acquired 07/25/07-01/05/10; Cost $551,630)	5.25%	06/18/14	556	472,587
Revlon Consumer Products Corp., Term Loan B	4.75%	11/17/17	4,861	4,896,512

				15,900,890

Drugs–3.28%
Catalent Pharma Solutions, Inc.,
Extended Term Loan B	4.21%	09/15/16	148	148,239
Incremental Term Loan	5.25%	09/15/17	1,000	1,012,706
Grifols Inc., Term Loan B	4.50%	06/01/17	5,238	5,305,242
Harlan Laboratories, Inc., Term Loan B	3.76%	07/11/14	2,287	2,184,198
IMS Health, Inc., Term Loan B	4.50%	08/25/17	4,401	4,445,216
Medpace, Inc., Term Loan	6.50%	06/16/17	2,772	2,661,376
Quintiles Transnational Corp., Term Loan B	5.00%	06/08/18	1,549	1,557,840
RPI Finance Trust, Term Loan Tranche 2	3.50%	05/09/18	698	702,666
Valeant Pharmaceuticals International, Inc., Series D Tranche B	4.25%	02/13/19	8,712	8,769,263
Warner Chilcott PLC,
Term Loan B1	4.25%	03/15/18	2,628	2,646,945
Term Loan B1	4.25%	03/15/18	998	1,005,201
Term Loan B2	4.25%	03/15/18	1,314	1,323,473
Term Loan B3	4.25%	03/15/18	1,807	1,819,775

				33,582,140

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ecological Services & Equipment–1.17%
ADS Waste Holdings, Inc., Term Loan B	5.25%	10/09/19	$5,785	$5,867,471
Safety-Kleen Systems, Inc., Term Loan B	5.00%	02/17/17	224	224,470
ServiceMaster Co. (The),
Extended Synthetic LOC (Acquired 08/22/12; Cost $3,678,656)	4.60%	01/31/17	3,750	3,684,375
Extended Term Loan	4.46%	01/31/17	1,585	1,585,979
WCA Waste Systems, Inc., Term Loan B	5.50%	03/22/18	576	580,737

				11,943,032

Electronics & Electrical–4.59%
Aeroflex Inc., Term Loan B	5.75%	05/09/18	4,759	4,770,506
Blackboard, Inc.,
First Lien Term Loan	7.50%	10/04/18	3,165	3,190,948
Incremental Term Loan	7.50%	10/04/18	429	432,486
Second Lien Term Loan	11.50%	04/04/19	1,095	1,049,181
Term Loan B2	6.25%	10/04/18	3,686	3,689,961
DEI Sales, Inc., Term Loan B	7.00%	07/13/17	1,680	1,674,257
Deltek, Inc., First Lien Term Loan	6.00%	10/10/18	1,949	1,967,620
DG FastChannel, Inc., Term Loan B	5.75%	07/26/18	4,091	3,962,727
Freescale Semiconductor, Inc.,
Extended Term Loan B	4.46%	12/01/16	5,419	5,268,563
Incremental Term Loan	6.00%	02/28/19	1,336	1,324,247
Infor Global Solutions, Term Loan B2	5.25%	04/05/18	5,249	5,310,181
Mirion Technologies, Inc., First Lien Term Loan (Acquired 03/28/12-04/10/12; Cost $1,746,006)	6.25%	03/30/18	1,765	1,773,330
NeuStar, Inc., Term Loan B	5.00%	11/08/18	1,926	1,943,236
Semtech Corp., Term Loan B	4.25%	03/20/17	1,065	1,073,119
Sophia, L.P., Term Loan B	6.25%	07/19/18	6,506	6,602,150
SS&C Technologies Inc.,
Term Loan B-1	5.00%	06/07/19	2,590	2,625,865
Term Loan B-2	5.00%	06/07/19	268	271,641

				46,930,018

Equipment Leasing–0.29%
BakerCorp International, Inc., Term Loan B	5.00%	06/01/18	435	438,197
Delos Aircraft Inc., Term Loan 2	4.75%	04/12/16	396	401,199
Flying Fortress Inc., First Lien Term Loan	5.00%	06/30/17	2,140	2,167,919

				3,007,315

Financial Intermediaries–1.98%
Bankruptcy Management Solutions, Inc.,
PIK First Lien Term Loan (Acquired 07/21/06-09/28-12; Cost $46,048) (f)	7.50%	08/20/14	46	23,484
PIK Second Lien Term Loan (f)	8.21%	08/20/15	20	649
Moneygram International, Inc.,
Term Loan B	4.25%	11/17/17	3,468	3,476,005
Term Loan B1	4.25%	11/17/17	944	946,454
Nuveen Investments, Inc.,
Extended Term Loan	5.84%	05/12/17	6,667	6,685,837
First Lien Term Loan	5.84%	05/13/17	5,575	5,590,448
Residential Capital, LLC,
DIP Term Loan A1	5.00%	11/18/13	2,032	2,038,600
DIP Term Loan A2	6.75%	11/18/13	342	345,216
RJO Holdings Corp., Term Loan B	6.96%	12/10/15	1,654	1,174,458

				20,281,151

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food & Drug Retailers–0.71%
Pantry, Inc. (The), Term Loan B	5.75%	08/02/19	$1,283	$1,302,021
Rite Aid Corp.,
Term Loan 2	1.96%	06/04/14	4,029	4,003,252
Term Loan 5	4.50%	03/02/18	1,990	1,989,063

				7,294,336

Food Products–3.15%
Advance Pierre Foods,
Second Lien Term Loan	9.50%	10/10/17	524	537,432
Term Loan	5.75%	07/10/17	5,954	6,023,672
Candy Intermediate Holdings, Inc., Term Loan	7.51%	06/18/18	2,027	2,051,657
Dean Foods Co., Extended Term Loan B2	3.46%	04/02/17	3,119	3,120,267
Del Monte Foods Co., Term Loan	4.50%	03/08/18	6,737	6,754,901
Dole Food Co., Inc.,
Term Loan B2	5.04%	07/06/18	1,585	1,591,077
Term Loan C2	5.02%	07/06/18	2,837	2,847,195
JBS USA Holdings Inc., Term Loan B	4.25%	05/25/18	3,367	3,366,639
Pinnacle Foods Finance LLC,
Term Loan E	4.75%	10/17/18	252	253,626
Term Loan F	4.75%	10/17/18	3,622	3,656,346
Smart Balance, Inc., Term Loan	7.00%	07/02/18	2,005	2,032,835

				32,235,647

Food Service–1.52%
Aramark Corporation,
Extended LC-3 Facility	3.46%	07/26/16	82	82,563
U.S. Term Loan C	3.57%	07/26/16	1,103	1,108,499
Burger King Corporation New Term Loan B	3.75%	09/27/19	3,543	3,563,039
Focus Brands, Inc., Term Loan B (Acquired 02/22/12; Cost $743,907)	6.30%	02/21/18	750	759,866
Landry’s, Inc., Term Loan B	6.50%	04/24/18	3,933	3,976,289
OSI Restaurant Partners, LLC, Term Loan B	4.75%	10/28/19	3,184	3,219,697
QIP Holder, LLC, First Lien Term Loan	9.00%	01/24/17	11	8,863
Restaurant Holding Co., LLC, Term Loan B	9.00%	02/17/17	827	835,210
Wendy’s International, Inc., Term Loan B	4.75%	05/15/19	1,967	1,988,563

				15,542,589

Forest Products–0.06%
Xerium Technologies, Inc., Term Loan B	6.25%	05/22/17	610	609,407

Healthcare–6.47%
Alere, Inc.,
Incremental Term Loan	4.75%	06/30/17	1,148	1,154,075
Incremental Term Loan B2	4.75%	06/30/17	517	519,872
Term Loan B	4.75%	06/30/17	995	999,681
AMN Healthcare, Inc., Term Loan B (Acquired 04/12/12; Cost $907,295)	5.75%	04/05/18	915	929,226
Biomet Inc., Extended Term Loan B	3.96%	07/25/17	1,777	1,794,808
CareStream Health, Inc., Term Loan B	5.00%	02/25/17	5,193	5,171,808
Community Health Systems, Inc., Extended Term Loan B	3.81%	01/25/17	239	240,785
DaVita, Inc., New Term Loan B	4.50%	10/20/16	4,955	4,996,913
DJO Finance LLC,
Extended Term Loan B2	5.21%	11/01/16	4,286	4,305,882
Term Loan B3	6.25%	09/15/17	3,826	3,856,380
Drumm Investors, LLC, Term Loan	5.00%	05/04/18	3,387	3,264,428
Genoa Healthcare Group, LLC,
PIK Second Lien Term Loan (Acquired 12/30/11-10/31/12; Cost $750,356) (f)	12.50%	02/10/15	765	554,792
Term Loan B (Acquired 12/30/11; Cost $48,820)	7.25%	08/08/14	49	44,426
HCA, Inc.,
Extended Term Loan B2 (g)	—	03/31/17	437	437,591
Extended Term Loan B3	3.46%	05/01/18	7,400	7,419,113

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare–(continued)
HCR Healthcare, LLC, Term Loan	5.00%	04/06/18	$1,387	$1,341,887
Health Management Associates, Inc., Term Loan B	4.50%	11/16/18	1,633	1,650,709
Hologic Inc., Term Loan B	4.50%	08/01/19	2,130	2,154,663
Kindred Healthcare, Inc.,
Term Loan	5.25%	06/01/18	3,240	3,192,580
Term Loan	5.25%	06/01/18	895	881,634
Kinetic Concepts, Inc., Term Loan C1	5.50%	05/04/18	12,942	13,069,551
Premier Dental Services, Inc., Term Loan B	8.25%	11/01/18	1,395	1,367,292
Sun Healthcare Group Inc., Term Loan B	8.75%	10/18/16	880	876,665
Surgery Center Holdings, Inc., Term Loan B	6.50%	02/06/17	1,439	1,432,039
TriZetto Group, Inc.,
Second Lien Term Loan D	8.50%	03/28/19	1,968	1,960,796
Term Loan B	4.75%	05/02/18	2,595	2,571,359

				66,188,955

Home Furnishings–0.85%
Serta Simmons Holdings, LLC, Term Loan	5.00%	10/01/19	4,646	4,651,044
Springs Windows Fashions, LLC, Term Loan B	6.00%	05/31/17	1,465	1,467,792
Yankee Candle Co., Inc. (The), Term Loan B	5.25%	04/02/19	2,582	2,613,805

				8,732,641

Industrial Equipment–1.24%
Generac Power Systems, Inc., Term Loan B	6.25%	05/30/18	1,295	1,326,179
Grede LLC, Term Loan B	7.00%	04/03/17	2,028	2,035,262
Manitowoc Co., Inc. (The), Term Loan B (Acquired 05/16/11; Cost $1,486,567)	4.25%	11/13/17	1,492	1,507,298
Tank Holding Corp., Term Loan B	5.50%	07/09/19	2,932	2,944,511
Terex Corp., Term Loan B	4.50%	04/28/17	1,942	1,963,749
Unifrax Corp., Term Loan	6.50%	11/28/18	2,923	2,956,762

				12,733,761

Insurance–0.27%
CNO Financial Group, Inc., Term Loan B1	4.25%	09/28/16	590	594,046
HMSC Corp.,
Second Lien Term Loan	5.71%	10/03/14	105	84,160
First Lien Term Loan,	2.46%	04/03/14	369	356,101
Sedgwick CMS Holdings, Inc., Term Loan	5.00%	12/30/16	1,480	1,488,268
USI Holdings Corp.,
Incremental Term Loan	5.75%	05/05/14	85	85,263
Term Loan	2.71%	05/05/14	195	195,465

				2,803,303

Leisure Goods, Activities & Movies–3.04%
24 Hour Fitness Worldwide, Inc., Term Loan	7.50%	04/22/16	4,155	4,195,425
Alpha D2 Ltd. (United Kingdom), Extended Term Loan B2	6.00%	04/30/19	10,219	10,366,976
AMC Entertainment, Inc., Term Loan B3	4.75%	02/22/18	1,345	1,360,391
AMF Bowling Centers, Inc.,
Second Lien Term Loan (Acquired 06/28/07; Cost $66,603) (c)	0.00%	12/06/13	67	13,321
Term Loan B (c)	3.21%	06/07/13	1,280	1,159,685
Bright Horizons Family Solutions, Inc., Term Loan B	6.25%	05/28/15	2,387	2,395,860
IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	4,812	4,830,142
Live Nation Entertainment, Inc., Term Loan B	4.50%	11/07/16	2,185	2,202,109
Six Flags Theme Parks, Inc., Term Loan B	4.25%	12/20/18	869	873,862
Topps Company, Inc. (The), Term Loan (Acquired 10/12/07-02/26/10; Cost $1,488,034)	2.96%	10/13/14	1,542	1,488,151
Zuffa LLC, Incremental Term Loan	7.50%	06/19/15	2,171	2,187,798

				31,073,720

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging & Casinos–3.32%
Boyd Gaming Corp.,
Class A Revolver Loan (e)	0.00%	12/17/15	$854	$854,125
Class A Revolver Loan	2.66%	12/17/15	1,791	1,671,881
Term Loan	3.71%	12/17/15	207	207,735
Term Loan	5.75%	10/13/17	157	159,010
Caesars Entertainment Operating Co.,
Extended Term Loan B5	4.46%	01/26/18	2,019	1,753,991
Extended Term Loan B6	5.46%	01/26/18	19,868	17,881,355
Cannery Casino Resorts, LLC,
Second Lien Term Loan	10.00%	10/02/19	515	494,420
Term Loan B	6.00%	10/02/18	2,780	2,783,421
Golden Nugget, Inc., Second Lien Term Loan,	3.52%	11/03/14	117	103,573
Isle of Capri Casinos, Inc., Term Loan B	4.75%	03/24/17	1,916	1,941,904
Station Casinos, Inc., Term Loan B	5.50%	09/27/19	1,246	1,252,165
Tropicana Entertainment Inc., Term Loan B	7.50%	03/16/18	1,647	1,668,226
Twin River Worldwide Holdings, Inc., Term Loan	8.50%	11/05/15	3,208	3,233,324

				34,005,130

Nonferrous Metals & Minerals–0.97%
Arch Coal Inc., Term Loan B	5.75%	05/16/18	4,841	4,894,428
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	2,128	2,142,993
Novelis, Inc., Term Loan B	4.00%	03/10/17	205	206,053
Walter Energy, Inc., Term Loan B	5.75%	04/02/18	2,687	2,698,980

				9,942,454

Oil & Gas–2.93%
Buffalo Gulf Coast Terminals LLC, Term Loan	5.25%	10/31/17	4,669	4,739,463
Chesapeake Energy Corp., Term Loan	5.75%	12/01/17	3,492	3,438,776
Citgo Petroleum Corp., Term Loan B	8.00%	06/24/15	834	840,856
Delphi Acquisition Holding I B.V. (Netherlands),
Term Loan B1	1.96%	01/12/15	221	217,549
Term Loan B2	2.11%	01/12/15	937	923,711
Term Loan C1	2.99%	01/11/16	205	202,927
Term Loan C2	2.99%	01/11/16	937	924,399
Glenn Pool Oil & Gas Trust, Term Loan (Acquired 06/08/11; Cost $1,251,016)	4.50%	05/02/16	1,251	1,257,271
NGPL PipeCo LLC, Term Loan B	6.75%	09/15/17	3,740	3,825,350
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 10/09/10-05/05/11; Cost $1,477,930)	7.00%	11/02/15	1,456	1,463,388
Samson Investment Co., Second Lien Term Loan	6.00%	09/25/18	3,012	3,038,014
Tallgrass Operations, LLC, Term Loan	5.25%	11/13/18	4,727	4,748,775
Tervita Corp. (Canada),
Delay Draw Term Loan	3.21%	11/14/14	942	928,011
Term Loan B	3.21%	11/14/14	1,169	1,150,821
Willbros United States Holdings, Inc., Term Loan B	9.50%	06/30/14	2,294	2,294,385

				29,993,696

Publishing–3.27%
Affiliated Media, Inc., Term Loan	8.50%	03/19/14	1,717	1,682,195
Cenveo Corp., Term Loan B	6.63%	12/21/16	3,616	3,652,523
EMI Music Publishing Ltd., Term Loan B	5.50%	06/29/18	3,366	3,409,506
Endurance Business Media, Inc., First Lien Term Loan (Acquired 07/26/06; Cost $81,849)	6.50%	12/15/14	63	10,948
F&W Media, Inc., Term Loan (Acquired 11/19/09; Cost $44,622)	7.75%	06/09/14	47	43,954
GateHouse Media, Inc.,
Delayed Draw Term Loan	2.21%	08/28/14	590	214,420
Term Loan	2.46%	08/28/14	253	91,877
Term Loan B	2.21%	08/28/14	989	359,558
Getty Images, Inc., Term Loan B	4.75%	10/18/19	9,197	9,245,795

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Publishing–(continued)
Harland Clarke Holdings Corp.,
Extended Term Loan B2	5.46%	06/30/17	$1,745	$1,617,269
Revolver Loan (e)	0.00%	06/28/13	1,347	1,279,638
Merrill Communications, LLC,
PIK Second Lien Term Loan (f)	16.00%	11/15/13	1,183	1,153,212
Term Loan	9.75%	12/24/12	5,799	5,769,544
ProQuest LLC, Term Loan B	6.00%	04/13/18	1,806	1,816,650
Southern Graphics, Inc., Term Loan	5.00%	10/17/19	2,438	2,441,030
Tribune Co., Term Loan B (c)(d)	0.00%	06/04/14	784	630,095

				33,418,214

Radio & Television–4.31%
Barrington Broadcasting Group LLC, Term Loan B	7.50%	06/14/17	314	317,002
Clear Channel Communications, Inc.,
Term Loan A	3.61%	07/30/14	5,430	5,319,471
Term Loan B	3.86%	01/29/16	11,323	9,231,985
FoxCo Acquisition Sub, LLC, Term Loan B	5.50%	07/14/17	2,005	2,032,287
Granite Broadcasting Corp., Term Loan B	8.50%	05/23/18	1,854	1,858,898
Gray Television, Inc., Term Loan B	4.75%	10/15/19	1,788	1,796,530
High Plains Broadcasting Operating Co. LLC, Term Loan	9.00%	09/14/16	382	385,345
Intelsat Jackson Holdings Ltd., Term Loan B1	4.50%	04/02/18	6,987	7,025,185
LIN Television Corp., Term Loan B	5.00%	12/21/18	696	701,435
Local TV Finance, LLC, Extended Term Loan B2	4.21%	05/07/15	1,174	1,178,895
NEP II, Inc., Extended Term Loan B2	3.46%	02/16/17	4,057	4,053,376
Newport Television LLC, Term Loan B	9.00%	09/14/16	1,381	1,393,994
Raycom TV Broadcasting, Inc., Term Loan B (Acquired 06/01/11; Cost $2,099,503)	4.25%	05/31/17	2,108	2,104,937
Univision Communications Inc., Extended Term Loan	4.46%	03/31/17	6,805	6,661,043

				44,060,383

Retailers (except Food & Drug)–2.62%
Academy, Ltd., Term Loan	4.75%	08/03/18	2,293	2,304,897
Collective Brands Finance, Inc., Term Loan	7.25%	10/09/19	1,158	1,172,133
David’s Bridal, Inc., Term Loan B	5.00%	10/11/19	1,230	1,227,275
FTD, Inc., Term Loan	4.75%	06/11/18	2,196	2,215,573
Guitar Center Inc., Extended Term Loan	5.62%	04/10/17	4,387	4,214,284
Gymboree Corp., Term Loan	5.00%	02/23/18	96	92,820
J. Crew Operating Corp., Term Loan B	4.50%	03/07/18	1,066	1,070,379
National Vision, Inc., Term Loan B	7.00%	08/02/18	1,769	1,795,949
Party City Holdings, Inc., Term Loan B	5.75%	07/26/19	2,592	2,620,666
Pep Boys-Manny, Moe & Jack (The), Term Loan B	5.00%	10/11/18	1,485	1,496,765
Pilot Travel Centers LLC, Term Loan B2	4.25%	08/07/19	1,527	1,537,905
Savers, Inc., Term Loan	5.00%	07/09/19	3,856	3,869,242
Toys ‘R’ Us-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,067	1,055,317
Term Loan B2	5.25%	05/25/18	326	319,265
Term Loan B3	5.25%	05/25/18	215	211,052
Wilton Brands LLC, Term Loan (Acquired 09/04/12; Cost $1,517,050)	7.50%	08/30/18	1,547	1,573,881

				26,777,403

Steel–0.33%
JMC Steel Group, Inc., Term Loan	4.75%	04/03/17	1,096	1,105,241
Tube City IMS Corp., Term Loan	5.75%	03/20/19	2,249	2,274,035

				3,379,276

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Surface Transport–1.01%
Avis Budget Car Rental, LLC, Term Loan C	4.25%	03/15/19	$612	$617,926
CEVA Group PLC (United Kingdom),
Extended Syn. LOC	0.26%	08/31/16	216	208,689
Extended Tranche B EGL Term Loan	5.31%	08/31/16	1,260	1,218,458
Hertz Corp. (The),
LOC	3.75%	03/09/18	552	542,626
Term Loan B (g)	—	03/11/18	1,822	1,825,326
JHCI Acquisition, Inc., First Lien Term Loan	2.71%	06/19/14	1,856	1,735,428
Kenan Advantage Group, Inc., Term Loan (Acquired 10/20/10; Cost $894,162)	4.50%	06/10/16	900	908,036
Swift Transportation Co. Inc., Term Loan B2	5.00%	12/21/17	2,927	2,957,941
U.S. Shipping Corp.,
Restated Term Loan	9.20%	08/07/13	318	312,987
Second Lien Term Loan	2.50%	08/07/13	95	33,132

				10,360,549

Telecommunications–5.82%
Avaya, Inc.,
Extended Term Loan B3	3.06%	10/24/14	1,945	1,843,050
Extended Term Loan B3	4.81%	10/26/17	9,398	8,258,401
Cellular South, Inc., Term Loan B	4.50%	07/27/17	6,533	6,573,913
Consolidated Communications, Inc.,
Term Loan B	2.71%	12/31/14	2,978	2,970,056
Delay Draw Term Loan	2.71%	12/31/14	993	990,019
Cricket Communications, Inc., Term Loan	4.75%	10/10/19	2,093	2,107,888
Fairpoint Communications, Inc., Term Loan B	6.50%	01/22/16	1,792	1,723,643
Genesys Telecom Holdings, U.S., Inc., Term Loan B	6.75%	01/31/19	2,681	2,714,404
Global Tel*Link Corp., Term Loan B	6.00%	12/14/17	3,387	3,408,453
Level 3 Communications, Inc.,
Term Loan	4.75%	08/01/19	181	181,902
Term Loan B	5.25%	08/01/19	8,328	8,407,106
MetroPCS Wireless, Inc., Term Loan B	4.00%	03/16/18	9,142	9,187,108
NTELOS Inc., Term Loan B	5.75%	11/07/19	4,403	4,360,483
Securus Technologies Holdings, Inc.,
Add on Term Loan	6.50%	05/31/17	533	535,344
Term Loan	6.50%	05/31/17	1,607	1,615,218
Syniverse Technologies, Inc., Term Loan	5.00%	04/30/19	2,054	2,069,988
U.S. TelePacific Corp., Term Loan B	5.75%	02/23/17	2,289	2,269,468
Windstream Corp., Term Loan B2	3.09%	12/17/15	337	338,102

				59,554,546

Utilities–2.37%
AES Corp., Term Loan	4.25%	06/01/18	1,013	1,023,905
Calpine Corp.,
Term Loan	4.50%	04/02/18	2,351	2,370,661
Term Loan B3	4.50%	10/09/19	5,509	5,554,216
LSP Madison Funding Corp., Term Loan	5.50%	06/28/19	2,005	2,032,835
NRG Energy, Inc., Term Loan B	4.00%	07/02/18	983	993,646
NSG Holdings LLC,
Syn LOC	1.89%	06/15/14	27	26,537
Term Loan	1.89%	06/15/14	17	17,321
Star West Generation LLC, Term Loan B	6.00%	05/17/18	3,232	3,243,027
Texas Competitive Electric Holdings Co., LLC,
Extended Term Loan	4.74%	10/10/17	5,010	3,278,375
Term Loan	3.74%	10/10/14	8,006	5,504,390
TPF Generation Holdings LLC, Second Lien Term Loan C	4.61%	12/15/14	148	148,009

				24,192,922

Total Variable Rate Senior Loan Interests				877,104,171

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bonds and Notes–6.42%
Air Transport–0.05%
Continental Airlines, Inc. (h)	6.75%	09/15/15	$460	$483,575

Automotive–0.08%
Goodyear Tire & Rubber Co. (The)	7.00%	05/15/22	797	856,775

Business Equipment & Services–0.32%
First Data Corp. (h)	6.75%	11/01/20	3,207	3,255,105

Cable & Satellite Television–0.13%
UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21	1,074	1,181,400
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22	173	185,640

				1,367,040

Chemicals & Plastics–0.06%
INEOS Holdings Ltd. (United Kingdom) (h)	8.38%	02/15/19	241	259,075
INEOS Holdings Ltd. (United Kingdom) (h)	7.50%	05/01/20	157	162,888
Taminco Global Chemical Corp. (h)	9.75%	03/31/20	226	245,775

				667,738

Containers & Glass Products–1.34%
Berry Plastics Holding Inc. (i)	5.09%	02/15/15	3,246	3,246,811
Reynolds Group Holdings Inc.	7.88%	08/15/19	2,923	3,222,608
Reynolds Group Holdings Inc.	9.88%	08/15/19	1,879	1,991,740
Reynolds Group Holdings Inc. (h)	5.75%	10/15/20	5,099	5,232,849

				13,694,008

Forest Products–0.17%
Verso Paper Holdings, LLC (h)	11.75%	01/15/19	1,626	1,699,170

Healthcare–1.09%
Accellent Inc.	8.38%	02/01/17	2,878	2,928,365
Apria Healthcare Group, Inc.	11.25%	11/01/14	4,075	4,227,812
Biomet Inc. (h)	6.50%	08/01/20	469	492,450
Community Health Systems, Inc.	8.00%	11/15/19	1,382	1,506,380
DJO Finance LLC (h)	8.75%	03/15/18	1,386	1,517,670
Kindred Healthcare, Inc.	8.25%	06/01/19	542	528,450

				11,201,127

Lodging & Casinos–0.03%
Chester Downs & Marina LLC (h)	9.25%	01/15/20	331	326,863

Nonferrous Metals & Minerals–0.10%
TiZir Ltd. (United Kingdom)	9.00%	09/28/17	1,000	992,500

Oil & Gas–0.18%
NGPL PipeCo LLC (h)	9.63%	06/01/19	786	903,900
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. (h)	6.38%	08/01/22	865	940,688

				1,844,588

Radio & Television–0.74%
Clear Channel Communications, Inc. (h)	9.00%	12/15/19	3,093	2,814,630
Univision Communications Inc. (h)	6.75%	09/15/22	4,645	4,737,900

				7,552,530

Retailers (except Food & Drug)–0.17%
Claire’s Stores, Inc. (h)	9.00%	03/15/19	1,603	1,695,173

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–0.41%
Air Lease Corp. (h)	7.38%	01/30/19	$4,045	$4,216,912

Surface Transport–0.07%
Hertz Corp. (The) (h)	5.88%	10/15/20	682	704,165

Telecommunications–0.65%
Goodman Networks, Inc. (h)	12.13%	07/01/18	2,600	2,853,500
Paetec Holding Corp.	8.88%	06/30/17	578	624,240
Wind Acquisition Finance S.A. (Italy) (h)	7.25%	02/15/18	1,612	1,616,030
Windstream Corp.	7.50%	06/01/22	1,484	1,550,780

				6,644,550

Utilities–0.83%
Calpine Corp. (h)	7.88%	01/15/23	—	288
Calpine Corp. (h)	7.50%	02/15/21	2,320	2,563,263
NRG Energy Inc.	7.63%	05/15/19	4,698	5,003,370
NRG Energy Inc. (h)	6.63%	03/15/23	880	924,000

				8,490,921

Total Bonds & Notes				65,692,740

Structured Products–1.93%
Apidos Cinco CDO Ltd. (Cayman Islands) (i)	4.56%	05/14/20	345	290,203
Apidos CLO IX LLC (Cayman Islands) (h)(i)	6.56%	10/30/22	1,367	1,243,538
Apidos CLO X LLC (Cayman Islands) (h)(i)	6.80%	07/15/23	958	889,841
Apidos Quattro CDO Ltd. (Cayman Islands) (h)(i)	3.90%	01/20/19	408	333,436
Ares XI CLO Ltd. (h)(i)	3.31%	10/11/21	724	606,680
Atrium IV CDO Corp. (h)	9.18%	06/08/19	205	209,634
Columbus Nova CLO Ltd. (h)(i)	3.91%	05/16/19	1,093	888,357
Columbus Nova CLO Ltd. (i)	3.91%	05/16/19	429	348,678
Flagship CLO VI (h)(i)	5.06%	06/10/21	1,154	971,082
Flagship CLO VI (i)	5.06%	06/10/21	987	830,509
Four Corners CLO II, Ltd. (h)(i)	2.16%	01/26/20	310	262,290
Four Corners CLO II, Ltd. (i)	2.16%	01/26/20	103	87,148
Genesis CLO Ltd. (h)(i)	6.85%	10/10/14	1,007	1,016,685
Gramercy Park CLO Ltd. (h)(i)	6.18%	07/17/23	1,336	1,183,986
Halcyon Loan Investors CLO II, Ltd. (Cayman Islands) (h)(i)	3.92%	04/24/21	917	738,389
ING Investment Management CLO III, Ltd. (Cayman Islands) (h)(i)	3.83%	12/13/20	1,188	946,168
ING Investment Management CLO III, Ltd. (Cayman Islands) (h)(i)	6.17%	10/15/22	493	458,074
ING Investment Management CLO IV, Ltd. (Cayman Islands) (h)(i)	4.57%	06/14/22	293	240,054
ING Investment Management CLO IV, Ltd. (Cayman Islands) (h)(i)	5.98%	10/15/23	1,861	1,744,502
Madison Park Funding IV Ltd. (h)(i)	3.91%	03/22/21	1,344	1,137,598
Pacifica CDO VI, Ltd. (h)(i)	4.06%	08/15/21	565	459,077
Sierra CLO II Ltd. (i)	3.82%	01/22/21	733	560,732
Silverado CLO Ltd. (h)(i)	4.08%	10/16/20	886	712,345
Slater Mill Loan Fund, Ltd. (h)(i)	5.81%	08/17/22	1,108	981,442
Symphony CLO IX, Ltd. (h)(i)	5.33%	04/16/22	1,901	1,647,958
Symphony CLO VIII, Ltd. (h)(i)	6.10%	01/09/23	1,035	953,095

Total Structured Products				19,741,501

Shares
Common Stocks & Other Equity Interests–0.78%
Aerospace & Defense–0.00%
ACTS Aero Technical Support & Services, Inc. (h)(j)	122,977	1,230

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value
Automotive–0.01%
Dayco Products, LLC (h)(j)	856	$21,685
Dayco Products, LLC (h)(j)	3,261	82,611

		104,296

Building & Development–0.00%
Lake at Las Vegas Joint Venture, LLC Class A (h)(j)	518	0
Lake at Las Vegas Joint Venture, LLC Class B (h)(j)	4	0
Lake at Las Vegas Joint Venture, LLC Class C, -Wts. expiring 07/15/15 (h)(j)	17	0
Lake at Las Vegas Joint Venture, LLC Class D, -Wts. expiring 07/15/15 (h)(j)	24	0
Lake at Las Vegas Joint Venture, LLC Class E, -Wts. expiring 07/15/15 (h)(j)	27	0
Lake at Las Vegas Joint Venture, LLC Class F, -Wts. expiring 07/15/15 (h)(j)	30	0
Lake at Las Vegas Joint Venture, LLC Class G, -Wts. expiring 07/15/15 (h)(j)	34	0

		0

Building Products–0.19%
Masonite Worldwide Holdings, Inc. (Canada) (h)(j)	53,093	1,911,348

Chemicals & Plastics–0.01%
Metokote Corp., -Wts. expiring 11/22/23 (h)(j)	95	102,506

Construction & Engineering–0.00%
United Subcontractors, Inc. (h)(j)	4,840	9,681

Electric Utilities–0.00%
Bicent Power, LLC -Series A, -Wts. expiring 08/21/22 (h)(j)	101	0
Bicent Power, LLC -Series B, -Wts. expiring 08/21/22 (h)(j)	164	0

		0

Environmental & Facilities Services–0.27%
Safety-Kleen Systems, Inc. (h)(j)(k)	150,812	2,790,022

Financial Intermediaries–0.00%
Bankruptcy Management Solutions, Inc. (h)(k)	214	4
Bankruptcy Management Solutions, Inc., -Wts. expiring 10/01/17 (h)(k)	18	0

		4

Lodging & Casinos–0.03%
Twin River Worldwide Holdings Inc., Class A (h)(j)	18,663	268,280

Paper Products–0.00%
Xerium Technologies, Inc. (j)	1,766	5,298

Publishing–0.00%
Endurance Business Media, Inc., Class A (h)(j)	124	1,235
F&W Media, Inc. (h)(k)	288	36
F&W Media, Inc., -Wts. expiring 06/09/14 (h)(k)	496	62

		1,333

Radio & Television–0.24%
Ion Media Networks, Inc. (h)(j)	4,471	2,459,050

Surface Transport–0.00%
U.S. Shipping Corp. (h)(j)	6,189	0
U.S. Shipping Corp. (h)(j)	87,805	0

		0

Telecommunications–0.03%
FairPoint Communications, Inc. (j)	44,928	336,511

Total Common Stocks & Other Equity Interests		7,989,559

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value
Money Market Funds–7.46%
Liquid Assets Portfolio –Institutional Class (l)	38,178,519	$38,178,519
Premier Portfolio –Institutional Class (l)	38,178,520	38,178,520

Total Money Market Funds		76,357,039

TOTAL INVESTMENTS–102.32% (Cost $1,049,894,290)		1,046,885,010

OTHER ASSETS LESS LIABILITIES–(2.32)%		(23,701,011)

NET ASSETS–100.00%		$1,023,183,999

Investment Abbreviations:

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

DIP	— Debtor-in-possession

LOC	— Letter of Credit

PIK	— Payment in Kind

Syn LOC	— Synthetic Letter of Credit

Wts.	— Warrants

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The aggregate value of these securities at November 30, 2012 was $4,318,311, which represented 0.42% of the Fund’s Net Assets.

(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 3.
(f)	All or a portion of this security is Payment-in-Kind.
(g)	This floating rate interest will settle after November 30, 2012, at which time the interest rate will be determined.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $61,494,868, which represented 6.01% of the Fund’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(j)	Non-income producing securities acquired through the restructuring of senior loans.
(k)	Acquired as part of a bankruptcy restructuring.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Floating Rate Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Invesco Floating Rate Fund

E.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

F.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$83,974,515	$269,577	$102,506	$84,346,598
Variable Rate Senior Loan Interests	—	877,104,171	—	877,104,171
Bonds and Notes	—	65,692,740	—	65,692,740
Structured Products	—	19,741,501	—	19,741,501

Total Investments	$83,974,515	$962,807,989	$102,506	$1,046,885,010

Invesco Floating Rate Fund

NOTE 3 — Unfunded Loan Commitments

As of November 30, 2012, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Principal Amount (000)	Value
Boyd Gaming Corp.	Revolver Loan	$854	$854,125
Delta Air Lines, Inc.	Revolver Loan	4,489	4,047,533
Harland Clarke Holdings Corp.	Revolver Loan	1,347	1,279,638
Hillman Group, Inc.	Delay Draw Term Loan	536	537,149
Lake at Las Vegas Joint Venture, LLC	Revolver Loan	17	16,848
Realogy Corp.	Revolver Loan	2,284	2,283,988
Reynolds Group Holdings Inc.	Revolver Loan	3,987	3,984,019
West Corp.	Revolver Loan	1,748	1,586,157

		$15,262	$14,589,457

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $336,124,349 and $286,243,634, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$15,867,755

Aggregate unrealized (depreciation) of investment securities	(20,796,047)

Net unrealized appreciation (depreciation) of investment securities	$(4,928,292)

Cost of investments for tax purposes is $1,051,813,302.

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2012

invesco.com/us	GREI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–52.07%

Australia–6.41%

BWP Trust	963,821	$2,142,447

CFS Retail Property Trust	2,095,060	4,241,625

Challenger Diversified Property Group	1,061,500	2,769,453

Charter Hall Group	1,323,912	4,352,149

Charter Hall Retail REIT	1,237,559	4,623,629

Commonwealth Property Office Fund	1,825,612	1,943,313

Dexus Property Group	1,727,054	1,811,365

GPT Group	633,042	2,312,069

Investa Office Fund	1,120,275	3,400,071

Mirvac Group	2,339,783	3,589,442

Stockland	2,386,386	8,442,566

Westfield Group	120,044	1,307,755

Westfield Retail Trust	650,273	2,031,716

		42,967,600

Canada–6.12%

Allied Properties REIT	208,100	6,557,465

Artis REIT	305,000	4,805,447

Boardwalk REIT	29,200	1,894,928

Brookfield Canada Office Properties	46,401	1,387,405

Canadian Apartment Properties REIT	220,700	5,319,197

Chartwell Seniors Housing REIT	520,000	5,397,362

Cominar REIT	239,100	5,283,645

Dundee REIT	64,600	2,354,294

H&R REIT	51,300	1,200,770

Primaris Retail REIT	239,700	5,535,808

RioCan REIT	46,000	1,248,988

		40,985,309

China–0.84%

CapitaRetail China Trust	2,222,000	2,803,441

China Overseas Land & Investment Ltd.	414,000	1,225,943

Soho China Ltd.	2,160,000	1,630,409

		5,659,793

France–1.59%

Gecina S.A.	12,551	1,387,256

Klepierre	34,319	1,315,747

Mercialys S.A.	164,376	3,495,156

Unibail-Rodamco S.E.	18,924	4,443,809

		10,641,968

Germany–0.62%

Deutsche Euroshop AG	68,625	2,810,382

GSW Immobilien AG	32,313	1,369,532

		4,179,914

	Shares	Value

Hong Kong–1.89%

Fortune REIT	2,379,000	$2,053,561

Kerry Properties Ltd.	478,000	2,439,279

Link REIT (The)	481,000	2,609,745

Sino Land Co. Ltd.	3,081,000	5,565,534

		12,668,119

Japan–5.33%

Activia Properties, Inc.	967	5,995,353

Advance Residence Investment	1,166	2,446,025

Industrial & Infrastructure Fund Investment Corp.	495	3,831,269

Japan Prime Realty Investment Corp.	787	2,330,655

Kenedix Realty Investment Corp.	1,548	5,136,836

Nippon Building Fund Inc.	307	3,214,523

Nomura Real Estate Office Fund, Inc.	898	5,376,887

Nomura Real Estate Residential Fund, Inc.	456	2,565,036

ORIX JREIT Inc.	527	2,640,174

United Urban Investment Corp.	1,903	2,162,920

		35,699,678

New Zealand–0.49%

AMP NZ Office Ltd.	1,822,178	1,496,008

Kiwi Income Property Trust	1,890,124	1,815,597

		3,311,605

Singapore–3.50%

Ascendas REIT	2,339,000	4,599,050

Ascott Residence Trust	1,332,000	1,440,472

CapitaCommercial Trust	769,000	1,020,629

CapitaMall Trust	1,379,000	2,338,629

Frasers Centrepoint Trust	1,758,000	2,856,290

Mapletree Industrial Trust	1,514,000	1,705,514

Mapletree Logistics Trust	3,756,000	3,411,900

Starhill Global REIT	2,254,000	1,394,208

Suntec REIT	3,505,000	4,651,892

		23,418,584

South Africa–1.38%

Capital Property Fund	651,910	805,135

Fountainhead Property Trust	1,911,557	1,791,063

Growthpoint Properties Ltd.	1,230,644	3,391,386

Hyprop Investments Ltd.	201,706	1,633,541

SA Corporate Real Estate Fund	3,903,307	1,651,546

		9,272,671

United Kingdom–5.12%

Big Yellow Group PLC	625,525	3,460,436

British Land Co. PLC	800,976	7,057,840

Capital Shopping Centres Group PLC	369,249	2,043,887

Hammerson PLC	429,688	3,243,756

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Shares	Value

United Kingdom–(continued)

Hansteen Holdings PLC	2,546,519	$3,167,948

Land Securities Group PLC	668,866	8,658,449

Safestore Holdings PLC	1,115,781	1,832,283

SEGRO PLC	1,273,723	4,822,012

		34,286,611

United States–18.78%

Acadia Realty Trust	102,800	2,551,496

Alexandria Real Estate Equities, Inc.	38,400	2,608,128

AvalonBay Communities, Inc.	23,700	3,123,423

BioMed Realty Trust, Inc.	89,100	1,716,957

CBL & Associates Properties, Inc.	163,900	3,689,389

Cohen & Steers Quality Income Realty Fund, Inc.	206,873	2,128,723

Corporate Office Properties Trust	65,000	1,604,200

DiamondRock Hospitality Co.	260,900	2,280,266

Digital Realty Trust, Inc.	86,300	5,569,802

EPR Properties	57,600	2,612,160

Essex Property Trust, Inc.	26,200	3,680,838

Government Properties Income Trust	217,750	5,019,137

Healthcare Realty Trust, Inc.	308,500	7,357,725

Hersha Hospitality Trust	500,700	2,348,283

Highwoods Properties, Inc.	90,200	2,908,048

Hospitality Properties Trust	358,000	8,126,600

Inland Real Estate Corp.	411,950	3,283,242

Liberty Property Trust	161,900	5,638,977

LTC Properties, Inc.	72,200	2,362,384

Mack-Cali Realty Corp.	94,300	2,383,904

Mid-America Apartment Communities, Inc.	52,100	3,246,872

National Retail Properties Inc.	218,600	6,715,392

Neuberger Berman Real Estate Securities Income Fund Inc.	10,150	46,792

Pebblebrook Hotel Trust	75,100	1,565,835

Piedmont Office Realty Trust Inc. - Class A	145,900	2,575,135

Public Storage	26,177	3,681,533

Retail Opportunity Investments Corp.	280,200	3,555,738

RLJ Lodging Trust	140,800	2,617,472

Senior Housing Properties Trust	309,150	6,909,502

Simon Property Group, Inc.	23,300	3,544,629

Tanger Factory Outlet Centers, Inc.	86,100	2,830,968

UDR, Inc.	128,700	2,961,387

Urstadt Biddle Properties -Class A	96,100	1,805,719

Ventas, Inc.	77,700	4,945,605

Vornado Realty Trust	37,900	2,896,697

Washington REIT	66,100	1,713,312

Weyerhaeuser Co.	118,800	3,274,128

		125,880,398

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $322,882,654)		348,972,250

	Shares	Value

Preferred Stocks–20.62%

Australia–0.85%

Goodman PLUS Trust, 5.43% Floating Rate Pfd.	58,179	$5,693,910

United States–19.77%

Alexandria Real Estate Equities Inc., Series D, $1.75% Conv. Pfd.	135,000	3,628,125

Brandywine Realty Trust Series D, 7.38% Pfd.	10,355	262,396

CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	184,700	4,685,839

CBL & Associates Properties, Inc., Series E, 6.63% Pfd.	173,000	4,333,650

Chesapeake Lodging Trust, Series A, 7.75% Pfd.	90,000	2,395,800

Corporate Office Properties Trust, Series J, 7.63% Pfd.	22,000	558,580

Corporate Office Properties Trust, Series J, 7.38% Pfd.	80,000	2,111,200

DDR Corp., Series H, 7.38% Pfd.	265,000	6,691,250

Digital Realty Trust Inc., Series F, 6.63% Pfd.	80,000	2,142,400

DuPont Fabros Technology, Inc., Series A, 7.88% Pfd.	59,400	1,591,326

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	140,400	3,783,780

Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	1,001,028

Entertainment Properties Trust, Series C, $1.44 Conv. Pfd.	50,000	1,096,500

Entertainment Properties Trust, Series E, $2.25 Conv. Pfd.	54,400	1,599,360

Entertainment Properties Trust, Series F, 6.63% Pfd.	78,000	1,945,320

Equity Lifestyle Properties, Inc., Series C, 6.75% Pfd.	4,400	115,720

Essex Property Trust, Inc., Series H, 7.13% Pfd.	120,000	3,192,000

Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	118,500	6,659,700

Health Care REIT, Inc., Series J, 6.50% Pfd.	80,000	2,136,800

Hersha Hospitality Trust, Series A, 8.00% Pfd.	7,520	189,429

Hersha Hospitality Trust, Series B, 8.00% Pfd.	96,500	2,522,510

Hospitality Properties Trust, Series C, 7.00% Pfd.	52,123	1,320,276

Hospitality Properties Trust, Series D, 7.13% Pfd.	80,125	2,108,089

Hudson Pacific Properties Inc. Series B, 8.38% Pfd.	44,000	1,196,800

Inland Real Estate Corp., Series A, 8.13% Pfd.	39,385	1,031,099

Kilroy Realty Corp., Series G, 6.88% Pfd.	274,000	7,271,960

Kilroy Realty Corp., Series H, 6.38% Pfd.	198,000	4,910,400

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Shares	Value

United States–(continued)

Kimco Realty Corp., Series J, 5.50% Pfd.	89,800	$2,231,530

LaSalle Hotel Properties, Series G, 7.25% Pfd.	91,450	2,318,257

LaSalle Hotel Properties, Series H, 7.50% Pfd.	103,900	2,714,907

National Retail Properties Inc., Series D, 6.63% Pfd.	136,000	3,574,080

Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	178,700	4,667,644

ProLogis, Inc., Series Q, 8.54% Pfd.	950	59,405

PS Business Parks, Inc., Series S, 6.45% Pfd.	120,000	3,200,400

PS Business Parks, Inc., Series U, 5.75% Pfd.	76,000	1,906,080

Public Storage, 5.90% Pfd.	40,000	1,055,600

Public Storage, Series R, 6.35% Pfd.	170,000	4,581,500

Public Storage, Series T, 5.75% Pfd.	80,000	2,112,800

Regency Centers Corp., Series 6, 6.63% Pfd.	120,000	3,258,756

SL Green Realty Corp., Series C, 7.63% Pfd.	119,165	3,018,449

SL Green Realty Corp., Series I, 6.50% Pfd.	244,000	6,168,320

Sunstone Hotel Investors, Inc., Series A, 8.00% Pfd.	164,475	4,136,546

Sunstone Hotel Investors, Inc., Series D, 8.00% Pfd.	55,960	1,450,483

Taubman Centers, Inc., Series J, 6.50% Pfd.	99,000	2,549,250

Terreno Realty Corp., Series A, 7.75% Pfd.	38,250	1,009,417

Urstadt Biddle Properties Inc., Series F, 7.13% Pfd.	100,000	2,585,000

Vornado Realty Trust, Series H, 6.75% Pfd.	91,800	2,347,326

Vornado Realty Trust, Series I, 6.63% Pfd.	279,203	7,075,004

		132,502,091
Total Preferred Stocks (Cost $133,726,801)		138,196,001

	Principal Amount

Mortgage Backed Securities–17.06%

Ireland–1.07%

DECO, Series 2012-MHLA, Class C Floating Rate Pass Through Ctfs., 2.80%, 07/28/21(a)(b)(c)	GBP 1,166,667	1,706,717

Nemus Funding NO 1 PLC, Series 2006-2, Class A, Floating Rate Pass Through Ctfs., 0.75%, 02/25/20(a)(b)	GBP 2,485,226	3,700,322

Titan Europe PLC, Series 2005- CT1X, Class C, Floating Rate Pass Through Ctfs., 1.13%, 07/28/14(a)(b)	GBP 1,117,810	1,759,503

		7,166,542

	Principal Amount	Value

United Kingdom–1.19%

Eclipse Ltd., Series 2006-4, Class A, Floating Rate Pass Through Ctfs., 0.77%, 10/25/18(a)(b)	GBP 1,902,148	$2,643,647

Mall Funding PLC (The), Series 1-A Floating Rate Pass Through Ctfs., 1.21%, 04/22/17(a)(b)	GBP 1,193,451	1,840,327

Real Estate Capital PLC, Series 5, Class C, Floating Rate Pass Through Ctfs., 1.08%, 07/25/16(a)(b)	GBP 2,254,400	3,494,391

		7,978,365

United States–14.80%

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class B, Variable Rate Pass Through Ctfs., 4.95%, 11/11/41(a)(c)	50,000	53,824

Series 2005-T18, Class AJ, Variable Rate Pass Through Ctfs., 5.01%, 02/13/42(a)	350,000	372,259

Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.57%, 04/12/38(a)	2,900,000	3,077,258

Series 2006-T24, Class AJ, Variable Rate Pass Through Ctfs., 5.60%, 10/12/41(a)	5,950,000	5,552,891

Citigroup Commercial Mortgage Trust, Series 2005-EMG, Class D, Variable Rate Pass Through Ctfs., 5.03%, 09/20/51(a)(c)	500,000	497,559

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(a)(c)	25,000	23,806

Series 2005-C5, Class C, Variable Rate Pass Through Ctfs., 5.10%, 08/15/38(a)	4,975,000	4,990,845

DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.22%, 06/10/31(a)(c)	340,000	345,044

Extended Stay America Trust, Series 2010-ESHA, Class B, Pass Through Ctfs., 4.22%, 11/05/27(c)	135,000	135,702

Series 2010-ESHA, Class C, Pass Through Ctfs., 4.86%, 11/05/27(c)	3,000,000	3,016,132

FREMF Mortgage Trust, Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 4.46%, 10/25/44(a)(c)	1,278,000	1,284,674

Series 2012-K705, Class C, Variable Rate Pass Through Ctfs., 4.31%, 09/25/44(a)(c)	5,000,000	4,982,842

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

United States–(continued)

GMAC Commercial Mortgage Securities Inc., Series 1998-C2, Class F, Pass Through Ctfs., 6.50%, 05/15/35(c)	$153,467	$157,124

GS Mortgage Securities Corp II, Series 2003-C1, Class J, Variable Rate Pass Through Ctfs., 5.31%, 01/10/40(a)(c)	900,000	901,034

Series 2007-EOP, Class L, Floating Rate Pass Through Ctfs., 5.46%, 03/06/20(a)(c)	1,026,000	1,036,417

Series 2011-ALF, Class D, Pass Through Ctfs., 4.21%, 02/10/21(c)	3,500,000	3,534,650

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46(c)	1,954,333	2,123,581

LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class C, Variable Rate Pass Through Ctfs., 4.84%, 02/15/40(a)	170,000	177,309

Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 6.08%, 06/15/38(a)	5,260,000	4,802,848

Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class D, Variable Rate Pass Through Ctfs., 5.05%, 08/12/39(a)	4,975,000	4,682,564

Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(a)	25,000	26,404

Series 2005-CIP1, Class AJ, Variable Rate Pass Through Ctfs., 5.14%, 07/12/38(a)	3,100,000	3,208,953

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012- CKSV, Class CK, Pass Through Ctfs., 4.30%, 10/15/30(c)	3,900,000	3,446,040

Morgan Stanley Capital I, Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(a)	5,360,000	5,652,359

Series 2005-IQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.40%, 09/15/42(a)	2,500,000	2,614,463

Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 5.45%, 09/15/42(a)	6,475,000	6,381,928

Series 2006-HQ9, Class B, Variable Rate Pass Through Ctfs., 5.83%, 07/12/44(a)	5,512,000	5,659,832

Series 2006-HQ9, Class C, Variable Rate Pass Through Ctfs., 5.84%, 07/12/44(a)	4,975,000	4,788,475

Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.86%, 10/15/42(a)	270,000	241,775

		Principal Amount	Value

United States–(continued)
Series 2007-HQ11, Class AJ, Variable Rate Pass Through Ctfs., 5.51%, 02/12/44(a)		$8,761,000	$8,079,315
Series 2007-HQ11, Class AM, Variable Rate Pass Through Ctfs., 5.48%, 02/12/44(a)		2,500,000	2,820,820

Series 2007-T27, Class AJ, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42 (a)		7,400,000	7,482,384

Series 2007-T27, Class AM, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42(a)		25,000	28,292

Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35		180,000	182,240

Series 2004-C15, Class 175B, Variable Rate Pass Through Ctfs., 6.04%, 10/15/41(a)(c)		2,700,000	2,676,991

Series 2004-C15, Class 175C, Variable Rate Pass Through Ctfs., 6.04%, 10/15/41(a)(c)		396,000	389,403

Series 2005-C19, Class F, Variable Rate Pass Through Ctfs., 5.61%, 05/15/44(a)(c)		900,000	897,238

Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.42%, 10/15/44(a)		3,000,000	2,830,541

			99,155,816
Total Mortgage Backed Securities (Cost $110,568,958)			114,300,723

Non-U.S. Dollar Denominated Bonds & Notes–3.46%(b)

Australia–3.46%

CFS Retail Property Trust, Sr. Unsec. Conv. Euro Notes, 5.75%, 07/04/16(d)	AUD	2,100,000	2,300,481

GPT RE Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/19	AUD	2,980,000	3,374,303

Mirvac Group Finance Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 8.00%, 09/16/16	AUD	5,000,000	5,633,916

Stockland Trust Management Ltd.,
Sr. Unsec. Gtd. Medium-Term Notes,
6.00%, 05/15/13	AUD	2,470,000	2,596,996

7.50%, 07/01/16	AUD	2,250,000	2,561,183

8.50%, 02/18/15	AUD	2,000,000	2,264,501

Westfield Retail Trust, DIP, Sr. Unsec. Gtd. Medium-Term Notes, 7.00%, 10/18/16	AUD	3,900,000	4,433,320

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $21,948,021)			23,164,700

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–1.15%

Brazil–0.30%

BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00% (c)(e)	$1,850,000	$2,013,013

China–0.71%

Country Garden Holdings Co. Ltd., Sr. Unsec. Notes, 11.75%, 09/10/14(c)	1,000,000	1,108,287

Franshion Development Ltd., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(c)	1,000,000	1,062,568

KWG Property Holdings Ltd., Sr. Unsec. Gtd. Notes, 12.50%, 08/18/17(c)	2,300,000	2,610,500

		4,781,355

United States–0.14%

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	900,000	932,850

Total U.S. Dollar Denominated Bonds and Notes (Cost $6,799,843)		7,727,218

Money Market Funds–5.41%

Liquid Assets Portfolio –Institutional Class (f)	18,112,567	18,112,567

Premier Portfolio –Institutional Class (f)	18,112,566	18,112,566

Total Money Market Funds (Cost $36,225,133)		36,225,133

TOTAL INVESTMENTS–99.77% (Cost $632,151,410)		668,586,025

OTHER ASSETS LESS LIABILITIES–0.23%		1,552,389

NET ASSETS–100.00%		$670,138,414

Investment Abbreviations:

AUD	—Australian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
DIP	—Debtor-in-possession
GBP	—British Pound
Gtd.	—Guaranteed
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(b)	Foreign denominated security. Principal amount is denominated in currency indicated.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $34,003,146, which represented 5.07% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Real Estate Income Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Invesco Global Real Estate Income Fund

NOTE 2—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended November 30, 2012, there were transfers from Level 1 to Level 2 of $11,539,560 and from Level 2 to Level 1 of $71,752,766 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$39,609,900	$32,216,310	$—	$71,826,210
Brazil	—	2,013,013	—	2,013,013
Canada	40,985,309	—	—	40,985,309
China	5,659,793	4,781,355	—	10,441,148
France	6,198,159	4,443,809	—	10,641,968
Germany	4,179,914	—	—	4,179,914
Hong Kong	12,668,119	—	—	12,668,119
Ireland	—	7,166,542	—	7,166,542
Japan	22,169,624	13,530,054	—	35,699,678
New Zealand	3,311,605	—	—	3,311,605
Singapore	17,150,393	6,268,191	—	23,418,584
South Africa	7,621,125	1,651,546	—	9,272,671
United Kingdom	34,286,611	7,978,365	—	42,264,976
United States	286,660,309	108,035,979	—	394,696,288
Total Investments	$480,500,861	$188,085,164	$—	$668,586,025

Invesco Global Real Estate Income Fund

NOTE 3—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $189,944,757 and $50,332,136, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	34,100,895
Aggregate unrealized (depreciation) of investment securities		(6,991,395)
Net unrealized appreciation of investment securities	$	27,109,500
Cost of investments for tax purposes is $641,476,525.

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund
Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-GRI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments (a)

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.36%

Agricultural Products–1.21%

Archer-Daniels-Midland Co.	3,079,501	$82,222,677

Application Software–0.26%

Adobe Systems Inc. (b)	503,768	17,435,410

Asset Management & Custody Banks–1.91%

Northern Trust Corp.	1,348,833	64,770,961

State Street Corp.	1,474,580	65,530,335

		130,301,296

Biotechnology–0.93%

Amgen Inc.	713,637	63,370,966

Cable & Satellite–4.25%

Comcast Corp. -Class A	3,892,477	144,722,295

Time Warner Cable Inc.	1,526,911	144,888,585

		289,610,880

Data Processing & Outsourced Services–0.15%

Western Union Co. (The)	820,607	10,347,854

Department Stores–0.75%

Kohl’s Corp.	1,142,232	51,000,659

Diversified Banks–2.74%

Comerica Inc.	1,924,783	56,954,329

U.S. Bancorp	1,265,454	40,823,546

Wells Fargo & Co.	2,701,736	89,184,305

		186,962,180

Diversified Chemicals–1.20%

PPG Industries, Inc.	659,034	81,898,155

Diversified Support Services–0.60%

Cintas Corp.	990,817	41,059,456

Drug Retail–0.58%

Walgreen Co.	1,170,609	39,695,351

Electric Utilities–2.61%

Edison International	1,121,083	50,986,855

Entergy Corp.	296,263	18,824,551

FirstEnergy Corp.	1,181,513	50,167,042

Pinnacle West Capital Corp.	1,120,955	57,684,344

		177,662,792

Food Distributors–1.23%

Sysco Corp.	2,638,106	83,496,055

Health Care Equipment–2.01%

Medtronic, Inc.	3,256,238	137,120,182

	Shares	Value

Home Improvement Retail–1.17%

Home Depot, Inc. (The)	1,229,496	$80,003,305

Hotels, Resorts & Cruise Lines–1.02%

Carnival Corp.	1,803,371	69,718,323

Household Products–2.58%

Energizer Holdings, Inc.	480,305	38,309,127

Procter & Gamble Co. (The)	1,965,635	137,260,292

		175,569,419

Industrial Conglomerates–3.85%

General Electric Co.	12,401,174	262,036,807

Industrial Machinery–1.34%

Ingersoll-Rand PLC	1,875,646	91,494,012

Insurance Brokers–4.01%

Aon PLC	1,154,443	65,572,362

Marsh & McLennan Cos., Inc.	4,738,996	166,907,439

Willis Group Holdings PLC	1,161,608	40,749,209

		273,229,010

Integrated Oil & Gas–4.07%

Chevron Corp.	1,237,394	130,780,172

Exxon Mobil Corp.	1,079,641	95,159,558

Occidental Petroleum Corp.	679,824	51,129,563

		277,069,293

Integrated Telecommunication Services–1.00%

Verizon Communications Inc.	1,549,130	68,347,616

Internet Software & Services–2.19%

eBay Inc. (b)	2,826,899	149,316,805

Investment Banking & Brokerage–2.85%

Charles Schwab Corp. (The)	5,412,653	70,905,755

Goldman Sachs Group, Inc. (The)	309,404	36,444,697

Morgan Stanley	5,166,799	87,163,899

		194,514,351

IT Consulting & Other Services–1.16%

Amdocs Ltd.	2,370,023	79,300,970

Managed Health Care–3.09%

Cigna Corp.	1,183,795	61,876,965

UnitedHealth Group Inc.	1,975,655	107,455,875

WellPoint, Inc.	738,420	41,277,678

		210,610,518

Movies & Entertainment–3.29%

Time Warner Inc.	1,561,887	73,877,255

Viacom Inc. -Class B	2,915,947	150,492,025

		224,369,280

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

	Shares	Value

Oil & Gas Equipment & Services–1.57%

Baker Hughes Inc.	1,246,539	$53,788,158

Halliburton Co.	1,600,693	53,383,111

		107,171,269

Oil & Gas Exploration & Production–3.58%

Anadarko Petroleum Corp.	1,884,798	137,948,366

ConocoPhillips	939,564	53,498,774

Devon Energy Corp.	904,892	46,755,770

WPX Energy Inc. (b)	364,960	5,762,718

		243,965,628

Oil & Gas Storage & Transportation–0.87%

Williams Cos., Inc. (The)	1,813,378	59,551,333

Other Diversified Financial Services–7.42%

Citigroup Inc.	4,708,541	162,774,262

JPMorgan Chase & Co.	8,343,447	342,748,803

		505,523,065

Packaged Foods & Meats–2.92%

Kraft Foods Group, Inc. (b)	1,037,656	46,922,804

Mondelez International Inc. -Class A	2,040,303	52,823,445

Unilever N.V. - New York Shares (Netherlands)	2,616,387	98,977,920

		198,724,169

Personal Products–1.86%

Avon Products, Inc.	9,071,391	126,545,904

Pharmaceuticals–8.16%

Bristol-Myers Squibb Co.	3,200,958	104,447,259

Eli Lilly & Co.	1,365,349	66,956,715

Hospira, Inc. (b)	598,839	17,845,402

Merck & Co., Inc.	3,472,142	153,815,891

Novartis AG (Switzerland)	698,789	43,245,440

Novartis AG -ADR (Switzerland)	121,832	7,559,676

Pfizer Inc.	6,470,658	161,895,863

		555,766,246

Property & Casualty Insurance–0.86%

Chubb Corp. (The)	761,527	58,629,964

Regional Banks–3.72%

BB&T Corp.	2,474,711	69,712,609

Fifth Third Bancorp	4,009,793	58,703,369

PNC Financial Services Group, Inc.	2,224,822	124,901,507

		253,317,485

Security & Alarm Services–2.17%

ADT Corp. (The)	1,457,979	66,921,236

Tyco International Ltd.	2,846,976	80,768,709

		147,689,945

	Shares	Value

Semiconductor Equipment–1.12%

Applied Materials, Inc.	7,099,194	$76,174,352

Semiconductors–0.56%

Intel Corp.	1,952,005	38,200,738

Soft Drinks–2.35%

Coca-Cola Co. (The)	1,377,830	52,247,314

PepsiCo, Inc.	1,532,683	107,609,673

		159,856,987

Systems Software–2.21%

Microsoft Corp.	5,664,761	150,795,938

Wireless Telecommunication Services–1.94%

Vodafone Group PLC –ADR (United Kingdom)	5,134,304	132,465,043

Total Common Stocks & Other Equity Interests (Cost $5,522,155,862)		6,362,141,688

Money Market Funds–8.56%

Liquid Assets Portfolio –Institutional Class (c)	291,608,238	291,608,238

Premier Portfolio –Institutional Class (c)	291,608,238	291,608,238

Total Money Market Funds (Cost $583,216,476)		583,216,476

TOTAL INVESTMENTS–101.92% (Cost $6,105,372,338)		6,945,358,164

OTHER ASSETS LESS LIABILITIES–(1.92)%		(130,998,970)

NET ASSETS–100.00%		$6,814,359,194

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Growth and Income Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Growth and Income Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$6,945,358,164	$—	$—	$6,945,358,164

Foreign Currency Contracts*	—	(598,431)	—	(598,431)

Total Investments	$6,945,358,164	$(598,431)	$—	$6,944,759,733

*	Unrealized appreciation (depreciation).

Invesco Growth and Income Fund

NOTE 3—Derivative Investments

Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

1/15/13	State Street	USD	9,029,994	GBP	5,647,869	$9,047,876	$17,882

Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

1/15/13	Bank of New York	CHF	34,303,322	USD	36,879,741	$37,041,331	$(161,590)

1/15/13	Bank of New York	EUR	56,808,998	USD	73,490,108	73,913,740	(423,632)

1/15/13	State Street	GBP	66,691,203	USD	106,808,096	106,839,187	(31,091)

						217,794,258	$(616,313)

Total open foreign currency contracts						226,842,134	$(598,431)

Currency Abbreviations:

EUR — Euro		CHF — Swiss Franc

GBP — British Pound Sterling		USD — U.S. Dollar

Invesco Growth and Income Fund

NOTE 4—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $349,736,199 and $600,453,711, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,029,002,745

Aggregate unrealized (depreciation) of investment securities	(194,729,608)

Net unrealized appreciation of investment securities	$834,273,137

Cost of investments for tax purposes is $6,111,085,027.

Invesco Growth and Income Fund

Invesco Pennsylvania Tax Free Income Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-PTFI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–103.42%

Pennsylvania–92.04%

Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$1,000	$1,101,690

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/20	1,750	2,058,735

Series 2011 A, University RB	5.50%	03/01/31	550	646,976

Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,076,090

Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,609,344

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	1,250	1,436,112

Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB (b)	6.63%	09/01/24	885	836,936

Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	1,000,031

Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,265,970

Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (CEP-GNMA) (b)	5.00%	05/01/35	1,035	1,081,026

Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	12/01/33	500	574,440

Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	11/01/28	1,500	1,607,025

Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC-Citibank, N.A.) (c)(d)	0.19%	12/01/35	500	500,000

Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 A, Ref. RB	2.15%	03/01/17	700	700,049

Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (e)(f)	2.70%	04/02/18	230	233,781

Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS-AGM) (a)	5.55%	11/15/31	1,390	1,625,466

Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (b)	6.13%	11/01/34	460	470,143

Berks (County of) Municipal Authority (Albright College); Series 2004, RB	5.50%	10/01/18	1,895	1,919,237

Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	1,000	1,141,430

Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	01/15/26	1,000	1,172,310

Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	5.90%	01/01/27	1,000	1,000,990

Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,516,950

Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	2,047,300

Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	1,100	1,282,589

Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2009, RB (e)(g)	6.13%	11/15/14	1,000	1,111,250

Series 2012 B, RB	5.00%	11/15/44	750	832,898

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	532,595

Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	956,529

Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/42	1,000	1,059,430

Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	870	961,715

Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	858,450

Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	1,042,300

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	1,110,150

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	$2,215	$2,553,341

Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	1,055	1,056,699

Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-Radian) (a)	5.75%	07/01/23	220	220,339

Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	200	212,296

Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(b)	5.00%	11/01/38	1,500	1,576,575

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,143,600

Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/17	3,535	4,119,830

Series 2002, RB	5.75%	07/01/32	1,000	1,270,030

Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,026,430

Series 2008, College RB	5.50%	03/15/38	500	548,280

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,119,350

Geisinger Authority; Series 2011 A 1, Health System RB	5.13%	06/01/41	500	576,180

Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	350	380,058

Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB	5.00%	07/01/42	1,000	1,145,590

Lehigh (County of) (Lehigh Valley Health Network); Series 2012, General Purpose Hospital RB	4.00%	07/01/43	1,000	1,026,850

Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB (h)	6.00%	11/01/23	1,760	871,288

Lehigh (County of) General Purpose Authority (St. Luke’s Bethlehem); Series 2003, Hospital RB (e)(g)	5.25%	08/15/13	980	1,014,800

Lehigh (County of) Industrial Development Authority (Lifepath, Inc.); Series 1998, Health Facility RB	6.30%	06/01/28	1,085	1,084,935

Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	862,478

Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,410,587

Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2003, RB (e)(g)	6.00%	01/01/14	1,000	1,061,470

Series 2007, RB	5.13%	01/01/37	1,500	1,575,390

Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	1,000	1,161,160

Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2009 A-1, RB	6.25%	11/15/29	1,000	1,193,850

Series 2012, Ref. RB	5.00%	11/15/28	900	1,024,605

Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,744,680

Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	540,760

Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,100	1,127,775

Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,177,560

Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	1,113,280

Series 2010 C, Hospital RB (e)(f)	4.50%	08/15/16	1,000	1,092,760

Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	500	577,845

Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, RB	7.00%	07/15/39	1,830	2,220,174

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,168,840

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (e)(f)	3.00%	12/03/18	$1,500	$1,500,000

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (b)	5.10%	10/01/27	1,300	1,377,194

Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/42	535	570,305

Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	500	572,245

Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	700	789,530

Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	1,000	1,103,720

Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University);
Series 2010 A, RB	5.00%	11/01/34	500	569,445

Series 2010 A, RB	5.00%	11/01/40	500	566,435

Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); Series 2012, RB	5.00%	04/01/42	1,170	1,363,927

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2002, RB	5.38%	01/01/25	645	647,148

Series 2002, RB	5.50%	01/01/19	355	356,363

Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB (i)	5.00%	07/15/38	4,700	5,137,711

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2012 A, RB	5.00%	08/15/42	320	367,008

Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	1,000	1,059,540

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB	5.50%	06/01/33	1,000	1,165,920

Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (a)(j)	0.00%	06/01/33	2,000	2,185,960

Series 2009 E, Sub. Conv. CAB RB (j)	0.00%	12/01/38	1,435	1,450,972

Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	567,640

Series 2010 A-2, Motor License Fund Special Conv. CAB RB (j)	0.00%	12/01/34	1,000	1,000,080

Series 2010 B 2, Conv. CAB RB (j)	0.00%	12/01/30	625	611,175

Series 2010 B 2, Conv. CAB RB (j)	0.00%	12/01/35	500	480,790

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia);
Series 2005 A, VRD RB (c)	0.18%	02/15/21	3,000	3,000,000

Series 2011, RB	5.00%	07/01/41	570	650,387

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,679,445

Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,250,425

Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	813,967

Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	750	835,433

Philadelphia (City of) Industrial Development Authority (NewCourtland Elder Services); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.16%	03/01/27	1,335	1,335,000

Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB	5.25%	09/01/31	1,250	1,212,188

Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (b)	7.75%	12/01/17	2,505	2,509,183

Philadelphia (City of) Municipal Authority (Municipal Services Building Lease); Series 1990, CAB RB (INS-AGM) (a)(j)	0.00%	03/15/13	4,400	4,392,168

Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,500	1,651,305

Series 2005 A, Airport RB (INS-NATL) (a)(b)	5.00%	06/15/25	1,000	1,051,610

Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	08/01/24	1,000	1,180,650

Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/35	1,250	1,444,637

Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	603,775

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	$1,500	$1,803,075

Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/42	1,000	1,116,780

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	1,000	1,156,460

Radnor Township School District; Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	02/15/35	1,000	1,095,190

State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	1,000	1,120,670

Susquehanna Area Regional Airport Authority; Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.50%	01/01/19	2,500	2,502,675

Series 2003 D, Sub. Airport System RB	5.38%	01/01/18	2,340	2,342,948

Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	1,000	1,265,280

Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	578,825

Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (f)	5.45%	07/01/35	1,430	1,480,279

Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group);
Series 2005 A, Retirement Community RB	5.75%	01/01/26	2,500	2,598,125

Series 2005 A, Retirement Community RB	5.88%	01/01/32	900	929,880

Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	968,057

				142,381,147

Puerto Rico–7.56%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	1,000	1,060,400

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,500	1,561,350

Series 2008 WW, RB	5.50%	07/01/21	1,000	1,106,310

Series 2010 XX, RB	5.75%	07/01/36	1,000	1,073,890

Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.13%	04/01/32	500	515,880

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	600	661,944

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (j)	0.00%	08/01/33	1,065	954,794

First Subseries 2010 A, CAB RB (j)	0.00%	08/01/34	3,500	1,108,695

First Subseries 2010 A, CAB RB (j)	0.00%	08/01/35	5,000	1,479,650

First Subseries 2010 A, RB	5.38%	08/01/39	470	510,368

Series 2011 C, RB	5.00%	08/01/40	1,500	1,662,780

				11,696,061

Guam–2.88%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,432,100

Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	410	461,594

Series 2012 A, Ref. RB	5.00%	10/01/34	520	594,136

Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	1,066,290

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	897,648

				4,451,768

Virgin Islands–0.94%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	893,363

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	555,875

				1,449,238

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Value

TOTAL INVESTMENTS(k)–103.42% (Cost $146,320,924)	$159,978,214

FLOATING RATE NOTE OBLIGATIONS–(2.03)%
Note with an interest rate of 0.17% at 11/30/12 and contractual maturity of collateral of 07/15/38 (See Note 1E)(l)	(3,135,000)

OTHER ASSETS LESS LIABILITIES–(1.39)%	(2,147,980)

NET ASSETS–100.00%	$154,695,234

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
GNMA	—Government National Mortgage Association
GO	—General Obligation
INS	—Insurer
LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2012 represented 0.56% of the Fund’s Net Assets.

(i)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1E.

(j)	Zero coupon bond issued at a discount.

(k)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	8.2%

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Fund’s investments with a value of $5,137,711 are held by Dealer Trusts and serve as collateral for the $3,135,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either became not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Pennsylvania Tax Free Income Fund

D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

E.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

Invesco Pennsylvania Tax Free Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$--	$159,978,214	$--	$159,978,214

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $7,049,081 and $6,444,199, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	14,738,975
Aggregate unrealized (depreciation) of investment securities		(941,427)
Net unrealized appreciation of investment securities	$	13,797,548
Cost of investments for tax purposes is $146,180,666.

Invesco Pennsylvania Tax Free Income Fund

Invesco S&P 500 Index Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	MS-SPI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.52%

Advertising–0.14%

Interpublic Group of Cos., Inc. (The)	17,741	$191,958

Omnicom Group Inc.	10,779	536,147

		728,105

Aerospace & Defense–2.33%

Boeing Co. (The)	27,461	2,039,803

General Dynamics Corp.	13,458	894,957

Honeywell International Inc.	31,680	1,942,934

L-3 Communications Holdings, Inc.	3,955	303,942

Lockheed Martin Corp.	10,928	1,019,582

Northrop Grumman Corp.	10,033	669,201

Precision Castparts Corp.	5,899	1,081,818

Raytheon Co.	13,474	769,770

Rockwell Collins, Inc.	5,756	329,128

Textron Inc.	11,402	267,833

United Technologies Corp.	34,046	2,727,425

		12,046,393

Agricultural Products–0.14%

Archer-Daniels-Midland Co.	26,730	713,691

Air Freight & Logistics–0.76%

C.H. Robinson Worldwide, Inc.	6,553	404,582

Expeditors International of Washington, Inc.	8,588	321,363

FedEx Corp.	11,851	1,061,020

United Parcel Service, Inc. -Class B	29,175	2,132,984

		3,919,949

Airlines–0.06%

Southwest Airlines Co.	30,158	287,406

Aluminum–0.07%

Alcoa Inc.	43,302	364,170

Apparel Retail–0.60%

Abercrombie & Fitch Co. -Class A	3,389	155,521

Gap, Inc. (The)	12,101	417,001

Limited Brands, Inc.	9,723	507,054

Ross Stores, Inc.	9,064	515,923

TJX Cos., Inc. (The)	29,875	1,324,658

Urban Outfitters, Inc. (b)	4,386	165,352

		3,085,509

Apparel, Accessories & Luxury Goods–0.35%

Coach, Inc.	11,574	669,440

Fossil, Inc. (b)	2,241	193,712

Ralph Lauren Corp.	2,500	392,725

VF Corp.	3,550	569,811

		1,825,688

	Shares	Value

Application Software–0.57%

Adobe Systems Inc. (b)	19,959	$690,781

Autodesk, Inc. (b)	9,208	305,061

Citrix Systems, Inc. (b)	7,557	462,186

Intuit Inc.	11,203	671,172

Salesforce.com, Inc. (b)	5,187	817,834

		2,947,034

Asset Management & Custody Banks–1.17%

Ameriprise Financial, Inc.	8,530	517,515

Bank of New York Mellon Corp. (The)	47,945	1,147,803

BlackRock, Inc.	5,189	1,022,441

Federated Investors, Inc. -Class B	3,784	75,113

Franklin Resources, Inc.	5,640	744,593

Invesco Ltd. (c)	18,069	451,544

Legg Mason, Inc.	4,922	125,659

Northern Trust Corp.	8,864	425,649

State Street Corp.	19,445	864,136

T. Rowe Price Group Inc.	10,296	665,842

		6,040,295

Auto Parts & Equipment–0.21%

BorgWarner, Inc. (b)	4,597	304,781

Johnson Controls, Inc.	27,758	764,455

		1,069,236

Automobile Manufacturers–0.34%

Ford Motor Co.	154,799	1,772,449

Automotive Retail–0.28%

AutoNation, Inc. (b)	1,564	60,902

AutoZone, Inc. (b)	1,512	580,260

CarMax, Inc. (b)	9,252	335,478

O’Reilly Automotive, Inc. (b)	4,807	452,243

		1,428,883

Biotechnology–1.67%

Alexion Pharmaceuticals, Inc. (b)	7,806	749,532

Amgen Inc.	31,282	2,777,842

Biogen Idec Inc. (b)	9,592	1,430,071

Celgene Corp. (b)	17,509	1,376,032

Gilead Sciences, Inc. (b)	30,706	2,302,950

		8,636,427

Brewers–0.05%

Molson Coors Brewing Co. -Class B	6,337	262,732

Broadcasting–0.33%

CBS Corp. -Class B	24,158	869,205

Discovery Communications, Inc. -Class A (b)	10,022	605,429

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Broadcasting–(continued)

Scripps Networks Interactive -Class A	3,538	$208,883

		1,683,517

Building Products–0.05%

Masco Corp.	14,493	245,801

Cable & Satellite–1.28%

Cablevision Systems Corp. -Class A	8,737	120,920

Comcast Corp. -Class A	108,604	4,037,897

DIRECTV (b)	25,482	1,266,455

Time Warner Cable Inc.	12,423	1,178,819

		6,604,091

Casinos & Gaming–0.10%

International Game Technology	10,839	150,337

Wynn Resorts Ltd.	3,175	356,870

		507,207

Coal & Consumable Fuels–0.11%

CONSOL Energy Inc.	9,222	289,110

Peabody Energy Corp.	10,858	272,644

		561,754

Commercial Printing–0.01%

R. R. Donnelley & Sons Co.	7,303	68,648

Communications Equipment–1.96%

Cisco Systems, Inc.	214,709	4,060,147

F5 Networks, Inc. (b)	3,238	303,336

Harris Corp.	4,616	217,552

JDS Uniphase Corp. (b)	9,398	113,998

Juniper Networks, Inc. (b)	21,372	384,269

Motorola Solutions, Inc.	11,619	632,654

QUALCOMM, Inc.	69,133	4,398,241

		10,110,197

Computer & Electronics Retail–0.05%

Best Buy Co., Inc.	10,793	141,496

GameStop Corp. -Class A	5,054	132,668

		274,164

Computer Hardware–4.62%

Apple Inc.	38,046	22,267,563

Dell Inc.	59,137	570,081

Hewlett-Packard Co.	79,801	1,036,615

		23,874,259

Computer Storage & Peripherals–0.70%

EMC Corp. (b)	85,181	2,114,193

NetApp, Inc. (b)	14,745	467,564

SanDisk Corp. (b)	9,803	383,297

Seagate Technology PLC	14,350	360,185

Western Digital Corp.	9,014	301,428

		3,626,667

Construction & Engineering–0.15%

Fluor Corp.	6,801	360,997

	Shares	Value

Construction & Engineering–(continued)

Jacobs Engineering Group, Inc. (b)	5,266	$215,590

Quanta Services, Inc. (b)	8,628	223,120

		799,707

Construction & Farm Machinery & Heavy Trucks–1.00%

Caterpillar Inc.	26,513	2,259,968

Cummins Inc.	7,152	702,040

Deere & Co.	15,896	1,336,059

Joy Global Inc.	4,337	247,166

PACCAR Inc.	14,347	630,407

		5,175,640

Construction Materials–0.05%

Vulcan Materials Co.	5,299	279,999

Consumer Electronics–0.02%

Harman International Industries, Inc.	2,750	108,790

Consumer Finance–0.92%

American Express Co.	40,029	2,237,621

Capital One Financial Corp.	23,581	1,358,266

Discover Financial Services	20,898	869,566

SLM Corp.	19,051	315,294

		4,780,747

Data Processing & Outsourced Services–1.61%

Automatic Data Processing, Inc.	19,664	1,116,129

Computer Sciences Corp.	6,261	238,294

Fidelity National Information Services, Inc.	10,156	366,631

Fiserv, Inc. (b)	5,480	421,905

MasterCard, Inc. -Class A	4,355	2,128,201

Paychex, Inc.	13,103	426,372

Total System Services, Inc.	6,524	143,202

Visa Inc. -Class A	21,213	3,175,798

Western Union Co. (The)	24,449	308,302

		8,324,834

Department Stores–0.28%

JC Penney Co., Inc.	5,813	104,285

Kohl’s Corp.	8,736	390,063

Macy’s, Inc.	16,336	632,203

Nordstrom, Inc.	6,156	332,978

		1,459,529

Distillers & Vintners–0.19%

Beam Inc.	6,407	359,497

Brown-Forman Corp. -Class B	6,102	428,238

Constellation Brands, Inc. -Class A (b)	5,928	212,697

		1,000,432

Distributors–0.08%

Genuine Parts Co.	6,284	409,026

Diversified Banks–1.80%

Comerica Inc.	7,899	233,731

U.S. Bancorp	76,924	2,481,568

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Diversified Banks–(continued)

Wells Fargo & Co.	199,382	$6,581,600

		9,296,899

Diversified Chemicals–0.88%

Dow Chemical Co. (The)	48,627	1,468,049

E. I. du Pont de Nemours and Co.	37,761	1,629,010

Eastman Chemical Co.	6,217	378,304

FMC Corp.	5,532	306,805

PPG Industries, Inc.	6,153	764,633

		4,546,801

Diversified Metals & Mining–0.30%

Freeport-McMoRan Copper & Gold Inc.	38,527	1,502,938

Titanium Metals Corp.	3,010	50,026

		1,552,964

Diversified REIT’s–0.10%

Vornado Realty Trust	6,825	521,635

Diversified Support Services–0.08%

Cintas Corp.	4,320	179,021

Iron Mountain Inc.	6,634	209,634

		388,655

Drug Retail–0.69%

CVS Caremark Corp.	51,636	2,401,591

Walgreen Co.	34,786	1,179,593

		3,581,184

Education Services–0.02%

Apollo Group, Inc. -Class A (b)	4,108	78,833

Electric Utilities–2.00%

American Electric Power Co., Inc.	19,680	839,352

Duke Energy Corp.	28,578	1,823,848

Edison International	13,222	601,337

Entergy Corp.	7,162	455,073

Exelon Corp.	34,643	1,046,911

FirstEnergy Corp.	16,973	720,674

NextEra Energy, Inc.	17,157	1,178,857

Northeast Utilities	12,735	493,354

Pepco Holdings, Inc.	9,274	183,069

Pinnacle West Capital Corp.	4,486	230,850

PPL Corp.	23,570	691,779

Southern Co. (The)	35,505	1,546,243

Xcel Energy, Inc.	19,788	535,265

		10,346,612

Electrical Components & Equipment–0.56%

Cooper Industries PLC	6,447	511,441

Emerson Electric Co.	29,519	1,482,739

Rockwell Automation, Inc.	5,733	454,283

Roper Industries, Inc.	3,936	438,982

		2,887,445

Electronic Components–0.22%

Amphenol Corp. -Class A	6,494	402,109

	Shares	Value

Electronic Components–(continued)

Corning Inc.	60,435	$739,120

		1,141,229

Electronic Equipment & Instruments–0.02%

FLIR Systems, Inc.	6,114	124,726

Electronic Manufacturing Services–0.17%

Jabil Circuit, Inc.	7,558	143,602

Molex Inc.	5,539	146,119

TE Connectivity Ltd. (Switzerland)	17,362	610,969

		900,690

Environmental & Facilities Services–0.24%

Republic Services, Inc.	12,156	346,082

Stericycle, Inc. (b)	3,507	327,799

Waste Management, Inc.	17,684	575,968

		1,249,849

Fertilizers & Agricultural Chemicals–0.61%

CF Industries Holdings, Inc.	2,567	549,415

Monsanto Co.	21,630	1,981,092

Mosaic Co. (The)	11,224	606,769

		3,137,276

Food Distributors–0.15%

Sysco Corp.	23,808	753,523

Food Retail–0.27%

Kroger Co. (The)	22,106	580,062

Safeway Inc.	9,720	166,309

Whole Foods Market, Inc.	6,933	647,265

		1,393,636

Footwear–0.28%

NIKE, Inc. -Class B	14,921	1,454,499

Gas Utilities–0.11%

AGL Resources Inc.	4,812	187,572

ONEOK, Inc.	8,304	372,600

		560,172

General Merchandise Stores–0.57%

Big Lots, Inc. (b)	2,438	68,654

Dollar General Corp. (b)	10,788	539,400

Dollar Tree, Inc. (b)	9,306	388,433

Family Dollar Stores, Inc.	3,972	282,806

Target Corp.	26,579	1,677,932

		2,957,225

Gold–0.18%

Newmont Mining Corp.	20,137	948,251

Health Care Distributors–0.39%

AmerisourceBergen Corp.	10,206	430,898

Cardinal Health, Inc.	13,842	559,909

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Health Care Distributors–(continued)

McKesson Corp.	9,566	$903,700

Patterson Cos. Inc.	3,463	118,088

		2,012,595

Health Care Equipment–1.73%

Baxter International Inc.	22,209	1,471,790

Becton, Dickinson and Co.	8,098	620,874

Boston Scientific Corp. (b)	57,592	319,060

C.R. Bard, Inc.	3,192	316,040

CareFusion Corp. (b)	9,006	251,448

Covidien PLC	19,485	1,132,273

Edwards Lifesciences Corp. (b)	4,666	404,869

Intuitive Surgical, Inc. (b)	1,614	853,806

Medtronic, Inc.	41,403	1,743,480

St. Jude Medical, Inc.	12,742	436,796

Stryker Corp.	11,734	635,513

Varian Medical Systems, Inc. (b)	4,479	309,768

Zimmer Holdings, Inc.	7,089	467,661

		8,963,378

Health Care Facilities–0.02%

Tenet Healthcare Corp. (b)	4,267	123,572

Health Care Services–0.55%

DaVita HealthCare Partners Inc. (b)	3,375	364,500

Express Scripts Holding Co. (b)	32,906	1,771,988

Laboratory Corp. of America Holdings (b)	3,844	325,164

Quest Diagnostics Inc.	6,401	369,850

		2,831,502

Health Care Supplies–0.04%

DENTSPLY International Inc.	5,706	226,528

Health Care Technology–0.09%

Cerner Corp. (b)	5,871	453,359

Home Entertainment Software–0.04%

Electronic Arts Inc. (b)	12,921	191,360

Home Furnishings–0.03%

Leggett & Platt, Inc.	5,657	157,547

Home Improvement Retail–1.09%

Home Depot, Inc. (The)	61,182	3,981,113

Lowe’s Cos., Inc.	46,292	1,670,678

		5,651,791

Homebuilding–0.14%

D.R. Horton, Inc.	11,274	219,392

Lennar Corp. -Class A	6,626	252,053

PulteGroup Inc. (b)	13,705	230,381

		701,826

Homefurnishing Retail–0.11%

Bed Bath & Beyond Inc. (b)	9,422	553,260

	Shares	Value

Hotels, Resorts & Cruise Lines–0.35%

Carnival Corp.	18,148	$701,602

Marriott International Inc. -Class A	10,211	370,557

Starwood Hotels & Resorts Worldwide, Inc.	7,936	428,227

Wyndham Worldwide Corp.	5,781	283,789

		1,784,175

Household Appliances–0.06%

Whirlpool Corp.	3,162	322,018

Household Products–2.23%

Clorox Co. (The)	5,220	398,547

Colgate-Palmolive Co.	18,089	1,962,657

Kimberly-Clark Corp.	16,027	1,373,834

Procter & Gamble Co. (The)	111,788	7,806,156

		11,541,194

Housewares & Specialties–0.05%

Newell Rubbermaid Inc.	11,721	255,635

Human Resource & Employment Services–0.03%

Robert Half International, Inc.	5,784	163,456

Hypermarkets & Super Centers–1.30%

Costco Wholesale Corp.	17,546	1,824,609

Wal-Mart Stores, Inc.	68,215	4,912,844

		6,737,453

Independent Power Producers & Energy Traders–0.09%

AES Corp. (The)	25,197	268,852

NRG Energy, Inc.	9,232	194,795

		463,647

Industrial Conglomerates–2.45%

3M Co.	25,813	2,347,692

Danaher Corp.	23,706	1,279,413

General Electric Co. (d)	428,555	9,055,367

		12,682,472

Industrial Gases–0.44%

Air Products & Chemicals, Inc.	8,570	710,796

Airgas, Inc.	2,853	252,690

Praxair, Inc.	12,101	1,297,348

		2,260,834

Industrial Machinery–1.00%

Dover Corp.	7,419	471,774

Eaton Corp. PLC	13,701	714,644

Flowserve Corp.	2,067	286,383

Illinois Tool Works Inc.	17,505	1,077,783

Ingersoll-Rand PLC	11,634	567,506

Pall Corp.	4,698	279,437

Parker Hannifin Corp.	6,085	499,883

Pentair Ltd. (b)	8,483	411,341

Snap-on Inc.	2,325	184,698

Stanley Black & Decker Inc.	6,823	490,642

Xylem, Inc.	7,501	195,701

		5,179,792

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Industrial REIT’s–0.12%

Prologis, Inc.	18,697	$634,576

Insurance Brokers–0.29%

Aon PLC	13,084	743,171

Marsh & McLennan Cos., Inc.	22,086	777,869

		1,521,040

Integrated Oil & Gas–5.50%

Chevron Corp.	79,637	8,416,835

Exxon Mobil Corp.	187,348	16,512,853

Hess Corp.	12,058	598,197

Murphy Oil Corp.	7,458	423,167

Occidental Petroleum Corp.	32,873	2,472,378

		28,423,430

Integrated Telecommunication Services–2.80%

AT&T Inc.	234,148	7,991,471

CenturyLink Inc.	25,271	981,526

Frontier Communications Corp.	40,526	194,930

Verizon Communications Inc.	115,627	5,101,463

Windstream Corp.	23,865	199,989

		14,469,379

Internet Retail–1.09%

Amazon.com, Inc. (b)	14,678	3,699,590

Expedia, Inc.	3,795	234,759

Netflix Inc. (b)	2,216	181,069

Priceline.com Inc. (b)	2,019	1,338,920

TripAdvisor Inc. (b)	4,488	171,397

		5,625,735

Internet Software & Services–2.18%

Akamai Technologies, Inc. (b)	7,188	263,224

eBay Inc. (b)	47,073	2,486,396

Google Inc. -Class A (b)	10,751	7,508,176

VeriSign, Inc. (b)	6,338	216,316

Yahoo! Inc. (b)	42,310	794,159

		11,268,271

Investment Banking & Brokerage–0.73%

Charles Schwab Corp. (The)	44,472	582,583

E*TRADE Financial Corp. (b)	10,416	87,703

Goldman Sachs Group, Inc. (The)	18,289	2,154,261

Morgan Stanley	56,126	946,846

		3,771,393

IT Consulting & Other Services–2.20%

Accenture PLC -Class A	25,764	1,749,891

Cognizant Technology Solutions Corp. -Class A (b)	12,098	813,348

International Business Machines Corp.	43,598	8,286,672

SAIC, Inc.	11,514	132,756

Teradata Corp. (b)	6,862	408,152

		11,390,819

	Shares	Value

Leisure Products–0.14%

Hasbro, Inc.	4,729	$181,877

Mattel, Inc.	13,836	518,989

		700,866

Life & Health Insurance–0.86%

Aflac, Inc.	19,005	1,007,075

Lincoln National Corp.	11,320	279,604

MetLife, Inc.	43,113	1,430,920

Principal Financial Group, Inc.	11,258	305,655

Prudential Financial, Inc.	18,913	985,745

Torchmark Corp.	3,906	203,073

Unum Group	11,338	231,182

		4,443,254

Life Sciences Tools & Services–0.44%

Agilent Technologies, Inc.	14,142	541,497

Life Technologies Corp. (b)	7,107	350,730

PerkinElmer, Inc.	4,632	146,603

Thermo Fisher Scientific, Inc.	14,836	942,828

Waters Corp. (b)	3,550	300,153

		2,281,811

Managed Health Care–0.94%

Aetna Inc.	13,563	585,786

Cigna Corp.	11,703	611,716

Coventry Health Care, Inc.	5,412	236,396

Humana Inc.	6,524	426,735

UnitedHealth Group Inc.	41,914	2,279,702

WellPoint, Inc.	13,170	736,203

		4,876,538

Metal & Glass Containers–0.08%

Ball Corp.	6,299	281,502

Owens-Illinois, Inc. (b)	6,660	133,400

		414,902

Motorcycle Manufacturers–0.08%

Harley-Davidson, Inc.	9,207	432,361

Movies & Entertainment–1.64%

News Corp. -Class A	82,631	2,036,028

Time Warner Inc.	38,514	1,821,712

Viacom Inc. -Class B	19,214	991,634

Walt Disney Co. (The)	72,824	3,616,440

		8,465,814

Multi-Line Insurance–0.52%

American International Group, Inc. (b)	47,335	1,568,209

Assurant, Inc.	3,278	112,140

Genworth Financial Inc. -Class A (b)	19,953	118,720

Hartford Financial Services Group, Inc. (The)	17,687	374,611

Loews Corp.	12,683	518,481

		2,692,161

Multi-Sector Holdings–0.03%

Leucadia National Corp.	8,020	177,643

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Multi-Utilities–1.22%

Ameren Corp.	9,845	$295,055

CenterPoint Energy, Inc.	17,345	342,217

CMS Energy Corp.	10,753	262,696

Consolidated Edison, Inc.	11,887	663,176

Dominion Resources, Inc.	23,270	1,189,330

DTE Energy Co.	6,934	420,062

Integrys Energy Group, Inc.	3,136	166,741

NiSource Inc.	11,563	279,478

PG&E Corp.	17,308	708,762

Public Service Enterprise Group Inc.	20,534	617,868

SCANA Corp.	5,377	249,170

Sempra Energy	9,106	623,032

TECO Energy, Inc.	8,238	138,481

Wisconsin Energy Corp.	9,346	350,755

		6,306,823

Office Electronics–0.07%

Xerox Corp.	53,055	361,305

Office REIT’s–0.12%

Boston Properties, Inc.	6,078	623,785

Office Services & Supplies–0.04%

Avery Dennison Corp.	4,148	138,751

Pitney Bowes Inc.	8,117	90,829

		229,580

Oil & Gas Drilling–0.32%

Diamond Offshore Drilling, Inc.	2,857	197,133

Ensco PLC -Class A (United Kingdom)	9,403	547,537

Helmerich & Payne, Inc.	4,267	222,737

Nabors Industries Ltd. (b)	11,785	173,240

Noble Corp.	10,245	353,350

Rowan Cos. PLC -Class A (b)	5,006	158,840

		1,652,837

Oil & Gas Equipment & Services–1.55%

Baker Hughes Inc.	17,839	769,753

Cameron International Corp. (b)	9,990	538,960

FMC Technologies, Inc. (b)	9,675	395,320

Halliburton Co.	37,654	1,255,761

National Oilwell Varco Inc.	17,306	1,182,000

Schlumberger Ltd.	53,859	3,857,382

		7,999,176

Oil & Gas Exploration & Production–2.41%

Anadarko Petroleum Corp.	20,280	1,484,293

Apache Corp.	15,877	1,223,958

Cabot Oil & Gas Corp.	8,500	400,350

Chesapeake Energy Corp.	21,064	358,720

ConocoPhillips	49,294	2,806,800

Denbury Resources Inc. (b)	15,877	244,982

Devon Energy Corp.	15,268	788,898

EOG Resources, Inc.	10,959	1,288,998

EQT Corp.	6,026	361,922

Marathon Oil Corp.	28,613	882,711

Newfield Exploration Co. (b)	5,436	132,312

Noble Energy, Inc.	7,183	702,138

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Pioneer Natural Resources Co.	4,996	$534,572

QEP Resources Inc.	7,180	201,902

Range Resources Corp.	6,560	419,971

Southwestern Energy Co. (b)	14,131	490,487

WPX Energy Inc. (b)	8,051	127,125

		12,450,139

Oil & Gas Refining & Marketing–0.60%

Marathon Petroleum Corp.	13,729	817,425

Phillips 66	25,444	1,332,502

Tesoro Corp.	5,699	240,954

Valero Energy Corp.	22,387	722,204

		3,113,085

Oil & Gas Storage & Transportation–0.47%

Kinder Morgan Inc.	25,678	868,173

Spectra Energy Corp.	26,497	740,591

Williams Cos., Inc. (The)	25,426	834,990

		2,443,754

Other Diversified Financial Services–2.86%

Bank of America Corp.	437,407	4,312,833

Citigroup Inc.	119,021	4,114,556

JPMorgan Chase & Co.	154,181	6,333,755

		14,761,144

Packaged Foods & Meats–1.62%

Campbell Soup Co.	7,276	267,393

ConAgra Foods, Inc.	16,480	492,093

Dean Foods Co. (b)	7,470	128,036

General Mills, Inc.	26,311	1,078,488

H.J. Heinz Co.	12,996	759,746

Hershey Co. (The)	6,166	451,783

Hormel Foods Corp.	5,427	168,291

JM Smucker Co. (The)	4,445	393,205

Kellogg Co.	10,009	555,099

Kraft Foods Group, Inc. (b)	24,009	1,085,687

McCormick & Co., Inc.	5,407	349,076

Mead Johnson Nutrition Co.	8,245	562,226

Mondelez International Inc. -Class A	72,027	1,864,779

Tyson Foods, Inc. -Class A	11,751	225,267

		8,381,169

Paper Packaging–0.05%

Bemis Co., Inc.	4,156	139,641

Sealed Air Corp.	7,879	132,525

		272,166

Paper Products–0.17%

International Paper Co.	17,749	659,198

MeadWestvaco Corp.	7,010	216,679

		875,877

Personal Products–0.16%

Avon Products, Inc.	17,535	244,613

Estee Lauder Cos. Inc. (The) -Class A	9,732	566,889

		811,502

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–6.23%

Abbott Laboratories	63,694	$4,140,110

Allergan, Inc.	12,481	1,157,613

Bristol-Myers Squibb Co.	68,146	2,223,604

Eli Lilly & Co.	41,445	2,032,463

Forest Laboratories, Inc. (b)	9,476	336,019

Hospira, Inc. (b)	6,662	198,528

Johnson & Johnson	111,900	7,802,787

Merck & Co., Inc.	123,613	5,476,056

Mylan Inc. (b)	16,473	447,736

Perrigo Co.	3,599	372,496

Pfizer Inc.	303,166	7,585,213

Watson Pharmaceuticals, Inc. (b)	5,199	457,564

		32,230,189

Property & Casualty Insurance–2.21%

ACE Ltd.	13,761	1,090,284

Allstate Corp. (The)	19,681	796,687

Berkshire Hathaway Inc. -Class B (b)	74,430	6,555,794

Chubb Corp. (The)	10,789	830,645

Cincinnati Financial Corp.	5,890	238,663

Progressive Corp. (The)	22,745	483,331

Travelers Cos., Inc. (The)	15,640	1,107,625

XL Group PLC	12,391	301,473

		11,404,502

Publishing–0.16%

Gannett Co., Inc.	9,392	168,117

McGraw-Hill Cos., Inc. (The)	11,372	603,967

Washington Post Co. (The) -Class B	194	71,209

		843,293

Railroads–0.77%

CSX Corp.	42,210	834,070

Norfolk Southern Corp.	12,964	782,766

Union Pacific Corp.	19,222	2,360,077

		3,976,913

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	12,255	231,987

Regional Banks–0.92%

BB&T Corp.	28,375	799,324

Fifth Third Bancorp	37,296	546,014

First Horizon National Corp.	10,077	95,328

Huntington Bancshares Inc.	34,839	214,260

KeyCorp	38,292	309,399

M&T Bank Corp.	4,928	481,614

PNC Financial Services Group, Inc.	21,486	1,206,224

Regions Financial Corp.	57,363	382,611

SunTrust Banks, Inc.	21,854	593,336

Zions Bancorp.	7,447	149,461

		4,777,571

Research & Consulting Services–0.08%

Dun & Bradstreet Corp. (The)	1,814	143,633

Equifax Inc.	4,855	248,770

		392,403

	Shares	Value

Residential REIT’s–0.27%

Apartment Investment & Management Co. -Class A	5,860	$146,911

AvalonBay Communities, Inc.	4,504	593,582

Equity Residential	12,216	678,110

		1,418,603

Restaurants–1.36%

Chipotle Mexican Grill, Inc. (b)	1,301	343,178

Darden Restaurants, Inc.	5,164	273,072

McDonald’s Corp.	40,928	3,562,373

Starbucks Corp.	30,845	1,599,930

Yum! Brands, Inc.	18,501	1,241,047

		7,019,600

Retail REIT’s–0.42%

Kimco Realty Corp.	16,516	318,098

Simon Property Group, Inc.	12,310	1,872,720

		2,190,818

Security & Alarm Services–0.19%

ADT Corp. (The)	9,318	427,696

Tyco International Ltd.	18,665	529,526

		957,222

Semiconductor Equipment–0.24%

Applied Materials, Inc.	50,225	538,914

KLA-Tencor Corp.	6,734	306,195

Lam Research Corp. (b)	7,371	258,870

Teradyne, Inc. (b)	7,583	118,598

		1,222,577

Semiconductors–1.68%

Advanced Micro Devices, Inc. (b)	24,409	53,700

Altera Corp.	12,983	420,519

Analog Devices, Inc.	12,131	492,519

Broadcom Corp. -Class A (b)	20,872	675,835

First Solar, Inc. (b)	2,485	67,070

Intel Corp.	203,057	3,973,826

Linear Technology Corp.	9,331	309,696

LSI Corp. (b)	22,629	$152,519

Microchip Technology Inc.	7,860	239,101

Micron Technology, Inc. (b)	41,298	246,962

NVIDIA Corp.	25,142	301,201

Texas Instruments Inc.	46,177	1,360,836

Xilinx, Inc.	10,638	368,607

		8,662,391

Soft Drinks–2.21%

Coca-Cola Co. (The)	157,139	5,958,711

Coca-Cola Enterprises, Inc.	11,235	350,307

Dr. Pepper Snapple Group, Inc.	8,592	385,351

Monster Beverage Corp. (b)	6,195	322,450

PepsiCo, Inc.	63,164	4,434,745

		11,451,564

Specialized Consumer Services–0.04%

H&R Block, Inc.	10,974	197,861

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Specialized Finance–0.35%

CME Group Inc.	12,415	$686,177

IntercontinentalExchange Inc. (b)	2,975	393,146

Moody’s Corp.	7,820	379,896

NASDAQ OMX Group, Inc. (The)	4,815	116,668

NYSE Euronext	9,975	232,916

		1,808,803

Specialized REIT’s–1.07%

American Tower Corp.	16,037	1,201,652

HCP, Inc.	18,325	825,541

Health Care REIT, Inc.	10,326	608,098

Host Hotels & Resorts Inc.	29,327	430,814

Plum Creek Timber Co., Inc.	6,515	279,168

Public Storage	5,848	822,463

Ventas, Inc.	11,987	762,972

Weyerhaeuser Co.	21,825	601,497

		5,532,205

Specialty Chemicals–0.49%

Ecolab Inc.	10,682	769,959

International Flavors & Fragrances Inc.	3,347	217,655

LyondellBasell Industries N.V. -Class A	13,767	684,633

Sherwin-Williams Co. (The)	3,440	524,669

Sigma-Aldrich Corp.	4,948	358,829

		2,555,745

Specialty Stores–0.18%

PetSmart, Inc.	4,431	313,094

Staples, Inc.	27,694	324,020

Tiffany & Co.	4,875	287,528

		924,642

Steel–0.18%

Allegheny Technologies, Inc.	4,303	112,653

Cliffs Natural Resources Inc.	5,735	164,881

Nucor Corp.	12,884	530,563

United States Steel Corp.	5,808	125,220

		933,317

Systems Software–2.82%

BMC Software, Inc. (b)	5,908	241,992

CA, Inc.	13,897	307,958

Microsoft Corp.	306,234	8,151,949

Oracle Corp.	154,570	4,961,697

Red Hat, Inc. (b)	7,816	386,110

Symantec Corp. (b)	28,530	535,223

		14,584,929

Thrifts & Mortgage Finance–0.06%

Hudson City Bancorp, Inc.	19,291	155,485

People’s United Financial Inc.	14,256	173,781

		329,266

Tires & Rubber–0.02%

Goodyear Tire & Rubber Co. (The) (b)	9,924	125,042

	Shares	Value

Tobacco–1.97%

Altria Group, Inc.	82,506	$2,789,528

Lorillard, Inc.	5,314	643,844

Philip Morris International Inc.	68,418	6,149,410

Reynolds American Inc.	13,298	581,389

		10,164,171

Trading Companies & Distributors–0.18%

Fastenal Co.	10,937	457,276

W.W. Grainger, Inc.	2,422	469,916

		927,192

Trucking–0.02%

Ryder System, Inc.	2,089	98,329

Wireless Telecommunication Services–0.32%

Crown Castle International Corp. (b)	11,893	803,015

MetroPCS Communications, Inc. (b)	12,832	136,661

Sprint Nextel Corp. (b)	121,777	697,782

		1,637,458

Total Common Stocks & Other Equity Interests (Cost $336,727,320)		514,573,402

Money Market Funds–0.91%

Liquid Assets Portfolio –Institutional Class (e)	2,368,354	2,368,354

Premier Portfolio –Institutional Class (e)	2,368,354	2,368,354

Total Money Market Funds (Cost $4,736,708)		4,736,708

TOTAL INVESTMENTS–100.43% (Cost $341,464,028)		519,310,110

OTHER ASSETS LESS LIABILITIES–(0.43)%		(2,244,729)

NET ASSETS–100.00%		$517,065,381

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco S&P 500 Index Fund

A.	Security Valuations–(continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco S&P 500 Index Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1		Level 2		Level 3	Total
Equity Securities	$519,310,110	$	--	$	--	$519,310,110

Futures*	185,159		--		--	185,159
Total Investments	$519,495,269	$	--	$	--	$519,495,269

* Unrealized appreciation.

NOTE 3 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the three months ended November 30, 2012.

	Value 08/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)		Value 11/30/12	Dividend Income
Invesco Ltd.	$432,184	$2,843	$(7,140)	$24,085		$(428)	$451,544	$3,146

NOTE 4 -- Derivative Investments

Open Futures Contracts
	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation
E-Mini S&P 500	78	December-2012	$5,487,690	$185,159

Invesco S&P 500 Index Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $8,593,909 and $15,157,886, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$181,385,877
Aggregate unrealized (depreciation) of investment securities	(29,991,981)
Net unrealized appreciation of investment securities	$151,393,896
Cost of investments for tax purposes is $367,916,214.

Invesco S&P 500 Index Fund

Invesco Small Cap Discovery Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	VK-SCD-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.69%

Aerospace & Defense–1.46%

Esterline Technologies Corp. (b)	124,527	$7,613,581

Hexcel Corp. (b)	182,306	4,712,610

		12,326,191

Air Freight & Logistics–0.52%

UTi Worldwide, Inc.	312,396	4,411,032

Airlines–0.22%

Spirit Airlines Inc. (b)	110,926	1,861,338

Alternative Carriers–0.74%

tw telecom inc. (b)	244,239	6,274,500

Apparel Retail–1.39%

DSW Inc. -Class A	93,850	6,384,615

Genesco Inc. (b)	97,024	5,368,338

		11,752,953

Apparel, Accessories & Luxury Goods–1.69%

Hanesbrands, Inc. (b)	248,740	8,979,514

Oxford Industries, Inc.	19,383	1,059,087

Under Armour, Inc. -Class A (b)	80,777	4,186,672

		14,225,273

Application Software–6.29%

ACI Worldwide, Inc. (b)	184,757	7,964,874

Aspen Technology, Inc. (b)	370,940	9,640,731

Bottomline Technologies, Inc. (b)	245,722	6,022,646

Cadence Design Systems, Inc. (b)	695,835	8,857,980

Compuware Corp. (b)	500,250	4,677,337

Guidewire Software Inc. (b)	171,988	5,142,441

MicroStrategy Inc. -Class A (b)	49,649	4,393,440

SolarWinds, Inc. (b)	112,162	6,284,437

		52,983,886

Asset Management & Custody Banks–0.98%

Affiliated Managers Group, Inc. (b)	64,157	8,267,913

Auto Parts & Equipment–1.28%

TRW Automotive Holdings Corp. (b)	213,239	10,798,423

Automotive Retail–0.82%

Group 1 Automotive, Inc.	113,366	6,888,118

Biotechnology–5.21%

Amarin Corp. PLC -ADR (Ireland)(b)(c)	254,419	3,157,340

BioMarin Pharmaceutical Inc. (b)	175,239	8,516,615

Cepheid, Inc. (b)	150,417	4,876,519

	Shares	Value

Biotechnology–(continued)

Cubist Pharmaceuticals, Inc. (b)	203,520	$8,264,947

Medivation Inc. (b)	144,224	7,521,282

NPS Pharmaceuticals, Inc. (b)	602,681	6,165,427

Onyx Pharmaceuticals, Inc. (b)	71,886	5,425,236

		43,927,366

Building Products–1.25%

Fortune Brands Home & Security, Inc. (b)	203,053	6,089,560

Owens Corning Inc. (b)	128,523	4,444,325

		10,533,885

Commodity Chemicals–0.81%

Koppers Holdings, Inc.	61,254	2,167,779

Methanex Corp. (Canada)	154,435	4,670,114

		6,837,893

Communications Equipment–1.93%

Ciena Corp. (b)	260,445	3,875,422

Finisar Corp. (b)(c)	155,295	2,107,353

NETGEAR, Inc. (b)	157,268	5,482,362

Procera Networks, Inc. (b)	231,270	4,775,726

		16,240,863

Construction & Engineering–0.81%

MasTec Inc. (b)	300,419	6,861,570

Data Processing & Outsourced Services–2.47%

Cardtronics, Inc. (b)	297,738	6,830,110

Heartland Payment Systems, Inc.	227,403	6,737,951

Jack Henry & Associates, Inc.	187,376	7,283,305

		20,851,366

Electrical Components & Equipment–2.15%

Belden Inc.	229,176	8,635,352

Regal-Beloit Corp.	135,827	9,473,933

		18,109,285

Electronic Equipment & Instruments–0.79%

Cognex Corp.	184,910	6,623,476

Electronic Manufacturing Services 0.54%

IPG Photonics Corp. (b)(c)	77,556	4,583,560

Environmental & Facilities Services–3.22%

Clean Harbors, Inc. (b)	125,499	7,188,583

Progressive Waste Solutions Ltd. (Canada)	438,507	9,120,945

Waste Connections, Inc.	328,804	10,824,228

		27,133,756

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Fertilizers & Agricultural Chemicals–0.49%

Intrepid Potash, Inc. (b)	194,181	$4,132,172

Footwear–0.90%

Steven Madden, Ltd. (b)	169,586	7,548,273

Health Care Equipment–4.74%

DexCom Inc. (b)	424,795	5,556,319

HeartWare International Inc. (b)(c)	51,108	4,206,699

Insulet Corp. (b)	271,463	5,958,613

Masimo Corp.	188,432	3,904,311

Sirona Dental Systems, Inc. (b)	126,282	7,906,516

Thoratec Corp. (b)	186,847	6,950,708

Volcano Corp. (b)	199,499	5,438,343

		39,921,509

Health Care Facilities–1.40%

Acadia Healthcare Co., Inc. (b)	331,052	7,597,644

Health Management Associates Inc. - Class A (b)	523,256	4,159,885

		11,757,529

Health Care Services–2.46%

HMS Holdings Corp. (b)	199,699	4,627,026

MEDNAX, Inc. (b)	119,145	9,412,455

Team Health Holdings, Inc. (b)	240,382	6,728,292

		20,767,773

Health Care Supplies–1.66%

Align Technology, Inc. (b)	210,858	5,775,401

Endologix, Inc. (b)	560,238	8,213,089

		13,988,490

Health Care Technology–0.51%

MedAssets, Inc. (b)	267,586	4,308,135

Homebuilding–1.76%

M/I Homes, Inc. (b)	288,466	6,349,137

PulteGroup Inc. (b)	506,078	8,507,171

		14,856,308

Homefurnishing Retail–0.94%

Mattress Firm Holding Corp. (b)(c)	277,717	7,945,483

Housewares & Specialties–0.69%

Jarden Corp.	110,600	5,851,846

Industrial Machinery–3.61%

Actuant Corp. -Class A	147,846	4,253,529

EnPro Industries, Inc. (b)	183,519	7,208,626

IDEX Corp.	72,854	3,274,787

Thermon Group Holdings Inc. (b)	241,398	5,969,773

TriMas Corp. (b)	374,924	9,710,532

		30,417,247

	Shares	Value

Internet Software & Services–2.55%

ExactTarget Inc. (b)(c)	140,600	$2,897,766

j2 Global, Inc.	140,629	4,252,621

LogMeIn, Inc. (b)	178,058	3,810,441

NIC Inc.	289,995	4,352,825

Web.com Group Inc. (b)	408,460	6,171,831

		21,485,484

Investment Banking & Brokerage–0.61%

Stifel Financial Corp. (b)	170,319	5,181,104

Investment Companies - Exchange Traded Funds–0.76%

iShares Russell 2000 Growth Index Fund	68,400	6,396,084

IT Consulting & Other Services–0.59%

MAXIMUS, Inc.	79,078	4,981,123

Leisure Products–0.73%

Polaris Industries Inc.	72,175	6,121,162

Managed Health Care–0.76%

Centene Corp. (b)	145,093	6,371,034

Marine–0.55%

Kirby Corp. (b)	80,756	4,674,157

Metal & Glass Containers–0.81%

Greif Inc. -Class A	167,173	6,859,108

Movies & Entertainment–1.59%

Cinemark Holdings, Inc.	272,625	7,415,400

Lions Gate Entertainment Corp. (b)	363,555	5,955,031

		13,370,431

Office Services & Supplies–1.69%

Interface, Inc.	411,038	6,038,148

Steelcase Inc. -Class A	702,313	8,174,924

		14,213,072

Oil & Gas Drilling–0.89%

Atwood Oceanics, Inc. (b)	163,665	7,528,590

Oil & Gas Equipment & Services–0.72%

Dresser-Rand Group, Inc. (b)	115,075	6,077,111

Oil & Gas Exploration & Production–3.73%

Berry Petroleum Co. -Class A	126,345	3,930,593

Gulfport Energy Corp. (b)	220,755	8,397,520

Kodiak Oil & Gas Corp. (b)	783,434	6,721,864

Oasis Petroleum Inc. (b)	267,474	8,083,064

Rosetta Resources, Inc. (b)	96,398	$4,332,126

		31,465,167

Packaged Foods & Meats–1.88%

Annie’s, Inc. (b)(c)	22,394	803,273

B&G Foods Inc.	218,328	6,370,811

Hain Celestial Group, Inc. (The) (b)	125,036	7,535,919

WhiteWave Foods Co. -Class A (b)	75,441	1,144,440

		15,854,443

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Personal Products–0.85%

Elizabeth Arden, Inc. (b)	155,152	$7,200,604

Real Estate Services–0.20%

Realogy Holdings Corp. (b)	44,710	1,686,014

Regional Banks–2.26%

BBCN Bancorp, Inc.	357,096	4,063,752

Signature Bank (b)	111,691	7,836,241

SVB Financial Group (b)	128,825	7,113,717

		19,013,710

Research & Consulting Services–0.34%

Acacia Research (b)	129,378	2,876,073

Restaurants–0.45%

Bravo Brio Restaurant Group Inc. (b)	277,902	3,793,362

Semiconductor Equipment–1.47%

Nanometrics Inc. (b)	187,060	2,704,888

Teradyne, Inc. (b)	616,440	9,641,121

		12,346,009

Semiconductors–4.16%

Cavium Inc. (b)	80,415	2,833,020

Cirrus Logic, Inc. (b)	174,535	5,466,436

Lattice Semiconductor Corp. (b)	1,755,092	6,950,164

Microsemi Corp. (b)	374,012	7,158,590

Peregrine Semiconductor Corp. (b)	269,078	4,555,491

Semtech Corp. (b)	294,869	8,064,667

		35,028,368

Specialty Chemicals–2.08%

Cytec Industries Inc.	111,622	7,661,734

PolyOne Corp.	281,911	5,677,687

Rockwood Holdings Inc.	91,970	4,218,664

		17,558,085

Specialty Stores–1.53%

Tractor Supply Co.	77,761	6,968,941

Vitamin Shoppe, Inc. (b)	99,861	5,917,763

		12,886,704

Systems Software–2.76%

Allot Communications Ltd. (Israel)(b)	134,904	2,946,303

CommVault Systems, Inc. (b)	85,957	5,704,107

Fortinet Inc. (b)	384,836	7,689,023

MICROS Systems, Inc. (b)	91,324	3,968,941

Qualys Inc. (b)	221,122	2,958,613

		23,266,987

Tires & Rubber–1.03%

Cooper Tire & Rubber Co.	345,877	8,640,007

Trading Companies & Distributors–1.95%

MRC Global Inc. (b)	202,115	5,665,283

United Rentals, Inc. (b)	93,063	3,864,906

WESCO International, Inc. (b)	106,510	6,885,872

		16,416,061

	Shares	Value

Trucking–1.02%

Werner Enterprises, Inc.	396,774	$8,606,028

Total Common Stocks & Other Equity Interests (Cost $627,240,058)		772,883,494

Money Market Funds–8.46%

Liquid Assets Portfolio –Institutional Class (d)	35,638,769	35,638,769

Premier Portfolio –Institutional Class (d)	35,638,770	35,638,770

Total Money Market Funds (Cost $71,277,539)		71,277,539

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.15% (Cost $698,517,597)		844,161,033

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.90%

Liquid Assets Portfolio - Institutional Class (Cost $15,996,930)(d)(e)	15,996,930	15,996,930

TOTAL INVESTMENTS–102.05% (Cost $714,514,527)		860,157,963
OTHER ASSETS LESS LIABILITIES–(2.05)%		(17,270,634)

NET ASSETS–100.00%		$842,887,329

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at November 30, 2012.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1—Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Small Cap Discovery Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Small Cap Discovery Fund

Level 1 –   Prices are determined using quoted prices in an active market for identical assets.

Level 2 –   Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –   Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$860,157,963	$—	$—	$860,157,963

NOTE 3—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $109,186,947 and $174,517,885, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$162,344,928

Aggregate unrealized (depreciation) of investment securities	(20,058,425)
Net unrealized appreciation of investment securities	$142,286,503
Cost of investments for tax purposes is $717,871,460.

Invesco Small Cap Discovery Fund

Invesco U.S. Quantitative Core Fund Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us	USQC-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments (a)

November 30, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.62%

Aerospace & Defense–0.59%
Textron Inc.	81,500	$1,914,435

Apparel Retail–3.83%

American Eagle Outfitters, Inc.	114,900	2,435,880

Foot Locker, Inc.	10,900	390,656

Gap, Inc. (The)	141,800	4,886,428

TJX Cos., Inc. (The)	106,300	4,713,342

		12,426,306

Biotechnology–2.56%

Amgen Inc.	93,300	8,285,040

Cable & Satellite–1.18%

Comcast Corp. -Class A	80,400	2,989,272

DISH Network Corp. -Class A (b)	22,600	837,104

		3,826,376

Communications Equipment–2.85%

Cisco Systems, Inc.	428,700	8,106,717

Research In Motion Ltd. (Canada)(b)	97,700	1,133,320

		9,240,037

Computer & Electronics Retail–1.19%

GameStop Corp. -Class A	146,600	3,848,250

Computer Hardware–6.39%

Apple Inc.	31,060	18,178,797

Dell Inc.	263,500	2,540,140

		20,718,937

Computer Storage & Peripherals–2.07%

Lexmark International, Inc. -Class A	76,500	1,861,245

Seagate Technology PLC	193,200	4,849,320

		6,710,565

Construction & Engineering–0.09%

KBR, Inc.	10,900	303,020

Consumer Finance–2.16%

Discover Financial Services	168,300	7,002,963

Data Processing & Outsourced Services–1.69%

Visa Inc. -Class A	36,600	5,479,386

Department Stores–1.39%

Macy’s, Inc.	116,200	4,496,940

Diversified Banks–3.17%

U.S. Bancorp	206,800	6,671,368

Wells Fargo & Co.	108,600	3,584,886

		10,256,254

Drug Retail–1.40%

CVS Caremark Corp.	97,200	4,520,772

	Shares	Value

Education Services–0.78%

Apollo Group, Inc. -Class A (b)	131,900	$2,531,161

Fertilizers & Agricultural Chemicals–3.23%

Agrium Inc. (Canada)	22,900	2,336,258

CF Industries Holdings, Inc.	25,050	5,361,451

Monsanto Co.	30,100	2,756,859

		10,454,568

Home Entertainment Software–0.87%

Activision Blizzard, Inc.	246,600	2,821,104

Homebuilding–1.89%

PulteGroup Inc. (b)	363,600	6,112,116

Hotels, Resorts & Cruise Lines–0.07%

Wyndham Worldwide Corp.	4,800	235,632

Hypermarkets & Super Centers–2.86%

Wal-Mart Stores, Inc.	128,700	9,268,974

Industrial Conglomerates–4.36%

3M Co.	24,400	2,219,180

General Electric Co.	563,800	11,913,094

		14,132,274

Integrated Oil & Gas–7.51%

Chevron Corp.	57,600	6,087,744

Exxon Mobil Corp.	181,200	15,970,968

Suncor Energy, Inc. (Canada)	70,000	2,282,700

		24,341,412

Integrated Telecommunication Services–4.29%

AT&T Inc.	234,100	7,989,833

Verizon Communications Inc.	133,900	5,907,668

		13,897,501

Internet Retail–1.84%

Expedia, Inc.	96,500	5,969,490

Internet Software & Services–2.04%

Akamai Technologies, Inc. (b)	30,300	1,109,586

AOL Inc. (b)	75,800	2,844,016

IAC/InterActiveCorp	48,300	2,277,345

Yahoo! Inc. (b)	19,500	366,015

		6,596,962

IT Consulting & Other Services 0.33%

International Business Machines Corp.	5,600	1,064,392

Life & Health Insurance–1.71%

Lincoln National Corp.	225,000	5,557,500

Managed Health Care–2.26%

UnitedHealth Group Inc.	134,900	7,337,211

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Quantitative Core Fund

	Shares	Value

Multi-Line Insurance–0.61%

Assurant, Inc.	11,900	$407,099

Genworth Financial Inc. -Class A (b)	184,300	1,096,585

Hartford Financial Services Group, Inc. (The)	22,400	474,432

		1,978,116

Oil & Gas Drilling–0.16%

Diamond Offshore Drilling, Inc.	7,400	510,600

Oil & Gas Exploration & Production–1.73%

ConocoPhillips	92,800	5,284,032

Encana Corp. (Canada)	7,200	156,888

WPX Energy Inc. (b)	9,700	153,163

		5,594,083

Oil & Gas Refining & Marketing–3.17%

HollyFrontier Corp.	58,200	2,638,206

Marathon Petroleum Corp.	3,800	226,252

Phillips 66	33,500	1,754,395

Valero Energy Corp.	175,000	5,645,500

		10,264,353

Other Diversified Financial Services–1.06%

Citigroup Inc.	99,300	3,432,801

Pharmaceuticals–8.06%

Eli Lilly & Co.	131,200	6,434,048

Forest Laboratories, Inc. (b)	68,500	2,429,010

Johnson & Johnson	2,500	174,325

Merck & Co., Inc.	131,800	5,838,740

Pfizer Inc.	449,700	11,251,494

		26,127,617

Property & Casualty Insurance–2.20%

Allstate Corp. (The)	74,900	3,031,952

Berkshire Hathaway Inc. -Class B (b)	46,400	4,086,912

		7,118,864

Publishing–1.48%

Gannett Co., Inc.	21,300	381,270

McGraw-Hill Cos., Inc. (The)	83,400	4,429,374

		4,810,644

Regional Banks–5.14%

Fifth Third Bancorp	252,100	3,690,744

Huntington Bancshares Inc.	318,700	1,960,005

KeyCorp	456,000	3,684,480

Regions Financial Corp.	799,500	5,332,665

SunTrust Banks, Inc.	72,700	1,973,805

		16,641,699

Retail REIT’s–1.79%

Simon Property Group, Inc.	38,050	5,788,547

	Shares	Value

Semiconductors–2.14%

Intel Corp.	314,200	$6,148,894

Marvell Technology Group Ltd.	93,200	790,336

		6,939,230

Specialized Consumer Services–0.56%

H&R Block, Inc.	100,800	1,817,424

Systems Software–3.66%

BMC Software, Inc. (b)	9,400	385,024

Microsoft Corp.	365,700	9,734,934

Symantec Corp. (b)	92,600	1,737,176

		11,857,134

Tobacco–2.26%

Philip Morris International Inc.	81,500	7,325,220

Total Common Stocks & Other Equity Interests (Cost $266,868,513)		319,555,910

	Principal Amount

U.S. Treasury Bills–0.28%

0.13%, 03/14/13 (Cost $899,678) (c) (d)	$900,000	899,798

	Shares

Money Market Funds–1.13%

Liquid Assets Portfolio –Institutional Class (e)	1,822,449	1,822,449

Premier Portfolio –Institutional Class (e)	1,822,448	1,822,448

Total Money Market Funds (Cost $3,644,897)		3,644,897

TOTAL INVESTMENTS–100.03% (Cost $271,413,088)		324,100,605

OTHER ASSETS LESS LIABILITIES–(0.03)%		(88,382)

NET ASSETS–100.00%		$324,012,223

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Quantitative Core Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco U.S. Quantitative Core Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco U.S. Quantitative Core Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$323,200,807	$--	$--	$323,200,807
U.S. Treasury Securities	--	899,798	--	899,798
	$323,200,807	$899,798	$--	$324,100,605
Futures*	66,792	--	--	66,792
Total Investments	$323,267,599	$899,798	$--	$324,167,397

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

	Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	59	December-2012	$4,172,480	$66,792

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2012 was $65,461,337 and $78,064,277, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$59,129,316
Aggregate unrealized (depreciation) of investment securities	(7,774,942)
Net unrealized appreciation of investment securities	$51,354,374
Cost of investments for tax purposes is $272,746,231.

Invesco U.S. Quantitative Core Fund

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286164

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.